UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s: PGIM Jennison Focused Growth Fund, PGIM QMA Global Tactical Allocation Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2021

Date of reporting period:	8/31/2020

Item 1 – Reports to Stockholders

PGIM JENNISON FOCUSED GROWTH FUND

SEMIANNUAL REPORT

AUGUST 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Focused Growth Fund informative and useful. The report covers performance for the six-month period ended August 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Focused Growth Fund

October 15, 2020

PGIM Jennison Focused Growth Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 8/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	50.98	53.27	21.74	19.38	—
Class C	50.37	60.06	22.24	19.16	—
Class Z	51.22	62.69	23.48	20.39	—
Class R6	51.25	62.82	23.54	N/A	19.31 (5/3/12)
Russell 1000® Growth Index
	36.94	44.34	20.66	19.02	—
S&P 500 Index
	19.61	21.93	14.45	15.15	—

Average Annual Total Returns as of 8/31/20 Since Inception (%)
					Class R6 (5/3/12)
Russell 1000 Growth Index					17.82
S&P 500 Index					13.98

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Focused Growth Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 8/31/20

Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	9.4%
Amazon.com, Inc.	Internet & Direct Marketing Retail	8.6%
Tesla, Inc.	Automobiles	8.3%
Mastercard, Inc. (Class A Stock)	IT Services	5.5%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	4.5%
Shopify, Inc. (Canada), (Class A Stock)	IT Services	4.3%
Netflix, Inc.	Entertainment	4.0%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	3.7%
Coupa Software, Inc.	Software	3.2%
Adyen NV (Netherlands), 144A	IT Services	3.1%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses

PGIM Jennison Focused Growth Fund	7

Fees and Expenses (continued)

are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Focused Growth Fund		Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,509.80	1.08%	$6.83
	Hypothetical	$1,000.00	$1,019.76	1.08%	$5.50
Class C	Actual	$1,000.00	$1,503.70	1.81%	$11.42
	Hypothetical	$1,000.00	$1,016.08	1.81%	$9.20
Class Z	Actual	$1,000.00	$1,512.20	0.75%	$4.75
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R6	Actual	$1,000.00	$1,512.50	0.67%	$4.24
	Hypothetical	$1,000.00	$1,021.83	0.67%	$3.41

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2020, and divided by the 365 days in the Fund's fiscal year ending February 28, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of August 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS

Automobiles 8.3%

Tesla, Inc.*	174,115	$86,764,987

Entertainment 6.0%

Netflix, Inc.*	78,554	41,599,056

Spotify Technology SA*	75,793	21,385,753

		62,984,809

Health Care Equipment & Supplies 1.4%

DexCom, Inc.*	33,889	14,416,719

Health Care Providers & Services 3.0%

Humana, Inc.	77,437	32,149,519

Health Care Technology 2.4%

Teladoc Health, Inc.*(a)	116,313	25,087,551

Interactive Media & Services 12.9%

Alphabet, Inc. (Class A Stock)*	11,333	18,467,464

Alphabet, Inc. (Class C Stock)*	11,277	18,428,648

Facebook, Inc. (Class A Stock)*	161,566	47,371,151

Match Group, Inc.*(a)	284,441	31,766,371

Tencent Holdings Ltd. (China)	280,860	19,156,277

		135,189,911

Internet & Direct Marketing Retail 12.4%

Alibaba Group Holding Ltd. (China), ADR*	38,238	10,975,453

Amazon.com, Inc.*	26,108	90,097,664

MercadoLibre, Inc. (Argentina)*	24,696	28,859,498

		129,932,615

IT Services 20.6%

Adyen NV (Netherlands), 144A*	19,205	32,403,246

Mastercard, Inc. (Class A Stock)	160,837	57,610,205

Okta, Inc.*(a)	106,454	22,926,998

PayPal Holdings, Inc.*	150,485	30,720,008

Shopify, Inc. (Canada) (Class A Stock)*	42,226	45,030,651

Twilio, Inc. (Class A Stock)*(a)	101,914	27,492,321

		216,183,429

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	9

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Road & Rail 2.1%

Uber Technologies, Inc.*	659,706	$22,185,913

Semiconductors & Semiconductor Equipment 3.7%

NVIDIA Corp.	73,122	39,118,808

Software 10.1%

Atlassian Corp. PLC (Class A Stock)*	126,440	24,246,134

Coupa Software, Inc.*(a)	103,687	33,982,377

RingCentral, Inc. (Class A Stock)*(a)	89,323	25,972,449

Trade Desk, Inc. (The) (Class A Stock)*(a)	45,065	21,689,785

		105,890,745

Technology Hardware, Storage & Peripherals 9.3%

Apple, Inc.	761,760	98,297,510

Textiles, Apparel & Luxury Goods 7.4%

Lululemon Athletica, Inc.*	80,415	30,209,503

LVMH Moet Hennessy Louis Vuitton SE (France)	57,158	26,812,247

NIKE, Inc. (Class B Stock)	183,819	20,567,508

		77,589,258

TOTAL LONG-TERM INVESTMENTS (cost $523,138,612)		1,045,791,774

SHORT-TERM INVESTMENTS 11.1%

AFFILIATED MUTUAL FUNDS

PGIM Core Ultra Short Bond Fund(w)	4,914,248	4,914,248
PGIM Institutional Money Market Fund (cost $111,661,500; includes $111,625,410 of cash collateral for securities on loan)(b)(w)	111,752,473	111,730,122

TOTAL SHORT-TERM INVESTMENTS (cost $116,575,748)		116,644,370

TOTAL INVESTMENTS 110.7% (cost $639,714,360)		1,162,436,144
Liabilities in excess of other assets (10.7)%		(112,831,786)

NET ASSETS 100.0%		$1,049,604,358

See Notes to Financial Statements.

10

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,034,558; cash collateral of $111,625,410 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Automobiles	$86,764,987	$—	$—
Entertainment	62,984,809	—	—
Health Care Equipment & Supplies	14,416,719	—	—
Health Care Providers & Services	32,149,519	—	—
Health Care Technology.	25,087,551	—	—
Interactive Media & Services	116,033,634	19,156,277	—
Internet & Direct Marketing Retail	129,932,615	—	—
IT Services	183,780,183	32,403,246	—
Road & Rail	22,185,913	—	—
Semiconductors & Semiconductor Equipment	39,118,808	—	—
Software	105,890,745	—	—
Technology Hardware, Storage & Peripherals	98,297,510	—	—
Textiles, Apparel & Luxury Goods.	50,777,011	26,812,247	—
Affiliated Mutual Funds	116,644,370	—	—

Total	$1,084,064,374	$78,371,770	$—

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	11

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2020 were as follows:

IT Services	20.6%
Interactive Media & Services	12.9
Internet & Direct Marketing Retail	12.4
Affiliated Mutual Funds (10.6% represents investments purchased with collateral from securities on loan)	11.1
Software	10.1
Technology Hardware, Storage & Peripherals	9.3
Automobiles	8.3
Textiles, Apparel & Luxury Goods	7.4
Entertainment	6.0

Semiconductors & Semiconductor Equipment	3.7%
Health Care Providers & Services	3.0
Health Care Technology	2.4
Road & Rail	2.1
Health Care Equipment & Supplies	1.4

110.7
Liabilities in excess of other assets	(10.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$111,034,558	$(111,034,558)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of August 31, 2020

Assets

Investments at value, including securities on loan of $111,034,558:
Unaffiliated investments (cost $523,138,612)	$1,045,791,774
Affiliated investments (cost $116,575,748)	116,644,370
Receivable for Fund shares sold	4,463,885
Tax reclaim receivable	49,035
Dividends and interest receivable	48,112
Prepaid expenses	6,974

Total Assets	1,167,004,150

Liabilities

Payable to broker for collateral for securities on loan	111,625,410

Payable for Fund shares reacquired	3,483,698

Payable for investments purchased	1,431,422

Management fee payable	524,670

Accrued expenses and other liabilities	143,103

Distribution fee payable	131,179

Affiliated transfer agent fee payable	55,968

Trustees’ fees payable	4,342

Total Liabilities	117,399,792

Net Assets	$1,049,604,358

Net assets were comprised of:
Shares of beneficial interest, at par	$42,714
Paid-in capital in excess of par	464,961,298
Total distributable earnings (loss)	584,600,346

Net assets, August 31, 2020	$1,049,604,358

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	13

Statement of Assets and Liabilities (unaudited)

as of August 31, 2020

Class A

Net asset value and redemption price per share,
($440,866,466 ÷ 18,446,176 shares of beneficial interest issued and outstanding)	$23.90
Maximum sales charge (5.50% of offering price)	1.99

Maximum offering price to public	$25.89

Class C

Net asset value, offering price and redemption price per share,
($56,760,618 ÷ 3,071,442 shares of beneficial interest issued and outstanding)	$18.48

Class Z

Net asset value, offering price and redemption price per share,
($500,816,020 ÷ 19,230,860 shares of beneficial interest issued and outstanding)	$26.04

Class R6

Net asset value, offering price and redemption price per share,
($51,161,254 ÷ 1,965,206 shares of beneficial interest issued and outstanding)	$26.03

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended August 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $25,918 foreign withholding tax)	$1,003,146
Income from securities lending, net (including affiliated income of $139,856)	145,586
Affiliated dividend income	16,324

Total income	1,165,056

Expenses
Management fee	2,580,960
Distribution fee(a)	729,318
Transfer agent’s fees and expenses (including affiliated expense of $173,254)(a)	452,298
Custodian and accounting fees	60,724
Registration fees(a)	40,003
Shareholders’ reports	26,022
Audit fee	12,098
Trustees’ fees	10,756
Legal fees and expenses	10,108
SEC registration fees	5,166
Miscellaneous	14,151

Total expenses	3,941,604
Less: Fee waiver and/or expense reimbursement(a)	(185,919)
Distribution fee waiver(a)	(82,996)

Net expenses	3,672,689

Net investment income (loss)	(2,507,633)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,005))	33,215,687
Foreign currency transactions	68,985

33,284,672

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $68,616)	311,964,941
Foreign currencies	5,038

311,969,979

Net gain (loss) on investment and foreign currency transactions	345,254,651

Net Increase (Decrease) In Net Assets Resulting From Operations	$342,747,018

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6

Distribution fee	497,975	8,231	223,112	—	—
Transfer agent’s fees and expenses	256,876	5,039	23,079	166,949	355
Registration fees	8,166	1,085	7,461	16,233	7,058
Fee waiver and/or expense reimbursement	(58,672)	(3,826)	(7,886)	(102,938)	(12,597)
Distribution fee waiver	(82,996)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2020	Year Ended February 29, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(2,507,633)	$(3,576,068)

Net realized gain (loss) on investment and foreign currency transactions	33,284,672	68,017,745
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	311,969,979	13,247,415

Net increase (decrease) in net assets resulting from operations	342,747,018	77,689,092

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(16,444,188)
Class B	—	(224,224)
Class C	—	(2,837,054)
Class Z	—	(16,411,460)
Class R6	—	(1,160,442)

	—	(37,077,368)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	147,909,557	157,325,273
Net asset value of shares issued in reinvestment of dividends and distributions	—	34,031,986
Cost of shares reacquired	(115,405,412)	(172,574,565)

Net increase (decrease) in net assets from Fund share transactions	32,504,145	18,782,694

Total increase (decrease)	375,251,163	59,394,418

Net Assets:

Beginning of period	674,353,195	614,958,777

End of period	$1,049,604,358	$674,353,195

See Notes to Financial Statements.

16

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six series: PGIM Global Dynamic Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison Focused Growth Fund (the “Fund”).

The investment objective of the Fund is long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

PGIM Jennison Focused Growth Fund	17

Notes to Financial Statements  (unaudited) (continued)

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

18

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the

PGIM Jennison Focused Growth Fund	19

Notes to Financial Statements  (unaudited) (continued)

results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the

20

securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Focused Growth Fund	21

Notes to Financial Statements  (unaudited) (continued)

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.67% of the Fund’s average daily net assets up to and including $1 billion, 0.65% of the next $2 billion, 0.63% of the next $2 billion, 0.62% of the next $5 billion and 0.61% of average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.67% for the reporting period ended August 31, 2020.

The Manager has contractually agreed, through June 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.75% of average daily net assets for Class Z shares and 0.67% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed

22

total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through June 30, 2021 to limit such expenses to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended August 31, 2020, PIMS received $255,598 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2020, PIMS received $720 and $2,885 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

PGIM Jennison Focused Growth Fund	23

Notes to Financial Statements  (unaudited) (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended August 31, 2020, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2020, were $387,099,223 and $360,791,100, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended August 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$5,117,624	$119,966,725	$120,170,101	$ —	$ —	$ 4,914,248	4,914,248	$ 16,324

PGIM Institutional Money Market Fund*
738,293	501,376,201	390,447,983	68,616	(5,005)	111,730,122	111,752,473	139,856	**

$5,855,917	$621,342,926	$510,618,084	$68,616	$(5,005)	$116,644,370		$156,180

*	The Fund did not have any capital gain distributions during the reporting period.

**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

24

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2020 were as follows:

Tax Basis	$641,461,369

Gross Unrealized Appreciation	524,148,302
Gross Unrealized Depreciation	(3,173,527)

Net Unrealized Appreciation	$520,974,775

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 29, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

PGIM Jennison Focused Growth Fund	25

Notes to Financial Statements  (unaudited) (continued)

As of August 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	3,164	0.1%
Class C	30	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	8	57.4%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2020:
Shares sold	1,207,420	$21,354,278
Shares reacquired	(1,493,738)	(25,934,760)

Net increase (decrease) in shares outstanding before conversion	(286,318)	(4,580,482)
Shares issued upon conversion from other share class(es)	380,771	7,303,206
Shares reacquired upon conversion into other share class(es)	(123,069)	(2,111,745)

Net increase (decrease) in shares outstanding	(28,616)	$610,979

Year ended February 29, 2020:
Shares sold	1,585,563	$25,292,425
Shares issued in reinvestment of dividends and distributions	1,020,765	15,985,177
Shares reacquired	(2,565,747)	(40,677,716)

Net increase (decrease) in shares outstanding before conversion	40,581	599,886
Shares issued upon conversion from other share class(es)	2,250,623	35,104,302
Shares reacquired upon conversion into other share class(es)	(283,214)	(4,480,129)

Net increase (decrease) in shares outstanding	2,007,990	$31,224,059

Class B
Period ended June 26, 2020*:
Shares sold	983	$10,917
Shares reacquired	(13,734)	(179,224)

Net increase (decrease) in shares outstanding before conversion	(12,751)	(168,307)
Shares reacquired upon conversion into other share class(es)	(209,570)	(2,987,948)

Net increase (decrease) in shares outstanding	(222,321)	$(3,156,255)

Year ended February 29, 2020:
Shares sold	16,741	$207,704
Shares issued in reinvestment of dividends and distributions	14,076	171,167
Shares reacquired	(76,194)	(943,458)

Net increase (decrease) in shares outstanding before conversion	(45,377)	(564,587)
Shares reacquired upon conversion into other share class(es)	(214,573)	(2,631,696)

Net increase (decrease) in shares outstanding	(259,950)	$(3,196,283)

26

Class C	Shares	Amount
Six months ended August 31, 2020:
Shares sold	568,855	$7,786,257
Shares reacquired	(336,883)	(4,438,131)

Net increase (decrease) in shares outstanding before conversion	231,972	3,348,126
Shares reacquired upon conversion into other share class(es)	(378,201)	(5,663,339)

Net increase (decrease) in shares outstanding	(146,229)	$(2,315,213)

Year ended February 29, 2020:
Shares sold	720,543	$9,023,896
Shares issued in reinvestment of dividends and distributions	199,010	2,421,955
Shares reacquired	(623,981)	(7,770,545)

Net increase (decrease) in shares outstanding before conversion	295,572	3,675,306
Shares reacquired upon conversion into other share class(es)	(2,709,701)	(33,561,011)

Net increase (decrease) in shares outstanding	(2,414,129)	$(29,885,705)

Class Z
Six months ended August 31, 2020:
Shares sold	5,130,965	$99,566,097
Shares reacquired	(4,456,518)	(79,986,685)

Net increase (decrease) in shares outstanding before conversion	674,447	19,579,412
Shares issued upon conversion from other share class(es)	194,919	3,677,259
Shares reacquired upon conversion into other share class(es)	(22,844)	(410,384)

Net increase (decrease) in shares outstanding	846,522	$22,846,287

Year ended February 29, 2020:
Shares sold	6,612,761	$112,919,321
Shares issued in reinvestment of dividends and distributions	839,946	14,295,879
Shares reacquired	(6,711,391)	(115,354,653)

Net increase (decrease) in shares outstanding before conversion	741,316	11,860,547
Shares issued upon conversion from other share class(es)	453,162	7,794,447
Shares reacquired upon conversion into other share class(es)	(137,990)	(2,358,577)

Net increase (decrease) in shares outstanding	1,056,488	$17,296,417

Class R6
Six months ended August 31, 2020:
Shares sold	883,130	$19,192,008
Shares reacquired	(253,891)	(4,866,612)

Net increase (decrease) in shares outstanding before conversion	629,239	14,325,396
Shares issued upon conversion from other share class(es)	8,883	192,951

Net increase (decrease) in shares outstanding	638,122	$14,518,347

Year ended February 29, 2020:
Shares sold	577,833	$9,881,927
Shares issued in reinvestment of dividends and distributions	68,066	1,157,808
Shares reacquired	(460,996)	(7,828,193)

Net increase (decrease) in shares outstanding before conversion	184,903	3,211,542
Shares issued upon conversion from other share class(es)	8,004	132,664

Net increase (decrease) in shares outstanding	192,907	$3,344,206

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

PGIM Jennison Focused Growth Fund	27

Notes to Financial Statements  (unaudited) (continued)

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Subsequent to the reporting period end, the SCA has been renewed effective October 2, 2020 and will provide a commitment of $1,200,000,000 through September 30, 2021. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2020. The average daily balance for the 15 days that the Fund had loans outstanding during the period was approximately $1,090,333, borrowed at a weighted average interest rate of 2.02%. The maximum loan outstanding amount during the period was $2,857,000. At August 31, 2020, the Fund did not have an outstanding loan amount.

28

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets,

PGIM Jennison Focused Growth Fund	29

Notes to Financial Statements  (unaudited) (continued)

including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2020		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.84		$14.91	$15.46	$12.42	$11.66	$14.16
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.08)	(0.09)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.13		1.97	1.01	4.75	2.07	(0.76)
Total from investment operations	8.06		1.86	0.93	4.66	2.01	(0.84)
Less Dividends and Distributions:
Distributions from net realized gains	-		(0.93)	(1.48)	(1.62)	(1.25)	(1.66)
Net asset value, end of period	$23.90		$15.84	$14.91	$15.46	$12.42	$11.66
Total Return(b):	50.98%		12.47%	6.66%	40.04%	18.05%	(7.04)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$440,866		$292,554	$245,528	$226,316	$176,300	$182,001
Average net assets (000)	$329,277		$283,060	$234,841	$195,791	$184,350	$199,640
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.08	%(e)	1.10%	1.15%	1.24%	1.24%	1.24%
Expenses before waivers and/or expense reimbursement	1.17	%(e)	1.19%	1.27%	1.43%	1.49%	1.46%
Net investment income (loss)	(0.78	)%(e)	(0.66)%	(0.52)%	(0.62)%	(0.50)%	(0.63)%
Portfolio turnover rate(f)	46%		72%	52%	87%	58%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2020		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.29		$11.84	$12.67	$10.50	$10.11	$12.58
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.17)	(0.15)	(0.16)	(0.13)	(0.16)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.30		1.55	0.80	3.95	1.77	(0.65)
Total from investment operations	6.19		1.38	0.65	3.79	1.64	(0.81)
Less Dividends and Distributions:
Distributions from net realized gains	-		(0.93)	(1.48)	(1.62)	(1.25)	(1.66)
Net asset value, end of period	$18.48		$12.29	$11.84	$12.67	$10.50	$10.11
Total Return(b):	50.37%		11.73%	5.86%	39.02%	17.12%	(7.74)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,761		$39,542	$66,687	$56,630	$47,095	$51,529
Average net assets (000)	$44,259		$44,576	$60,750	$49,905	$50,235	$51,456
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.81	%(e)	1.82%	1.89%	1.99%	1.99%	1.99%
Expenses before waivers and/or expense reimbursement	1.85	%(e)	1.86%	1.95%	2.14%	2.19%	2.16%
Net investment income (loss)	(1.50	)%(e)	(1.39)%	(1.26)%	(1.37)%	(1.25)%	(1.37)%
Portfolio turnover rate(f)	46%		72%	52%	87%	58%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2020		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.23		$16.09	$16.52	$13.14	$12.24	$14.75
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.05)	(0.03)	(0.05)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.85		2.12	1.08	5.05	2.18	(0.80)
Total from investment operations	8.81		2.07	1.05	5.00	2.15	(0.85)
Less Dividends and Distributions:
Distributions from net realized gains	-		(0.93)	(1.48)	(1.62)	(1.25)	(1.66)
Net asset value, end of period	$26.04		$17.23	$16.09	$16.52	$13.14	$12.24
Total Return(b):	51.22%		12.87%	6.98%	40.46%	18.34%	(6.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$500,816		$316,686	$278,810	$162,297	$94,374	$105,737
Average net assets (000)	$359,893		$311,632	$227,690	$116,296	$104,147	$102,181
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.82%	0.99%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	0.81	%(e)	0.83%	0.90%	1.12%	1.18%	1.16%
Net investment income (loss)	(0.45	)%(e)	(0.31)%	(0.21)%	(0.37)%	(0.24)%	(0.38)%
Portfolio turnover rate(f)	46%		72%	52%	87%	58%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	33

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2020		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.21		$16.07	$16.49	$13.12	$12.22	$14.73
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)	(0.02)	(0.06)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.86		2.11	1.08	5.05	2.19	(0.80)
Total from investment operations	8.82		2.07	1.06	4.99	2.15	(0.85)
Less Dividends and Distributions:
Distributions from net realized gains	-		(0.93)	(1.48)	(1.62)	(1.25)	(1.66)
Net asset value, end of period	$26.03		$17.21	$16.07	$16.49	$13.12	$12.22
Total Return(b):	51.25%		13.01%	7.06%	40.45%	18.38%	(6.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,161		$22,843	$18,222	$4,688	$594	$220
Average net assets (000)	$29,093		$21,320	$11,478	$2,037	$424	$252
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.67	%(e)	0.67%	0.73%	0.99%	0.99%	0.98%
Expenses before waivers and/or expense reimbursement	0.76	%(e)	0.78%	0.86%	1.53%	1.01%	0.98%
Net investment income (loss)	(0.37	)%(e)	(0.23)%	(0.13)%	(0.37)%	(0.29)%	(0.37)%
Portfolio turnover rate(f)	46%		72%	52%	87%	58%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Focused Growth Fund	35

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Focused Growth Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s sub-management agreement with PGIM, Inc. (“PGIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021 after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM Jennison Focused Growth Fund is a series of Prudential Investment Portfolios 3.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PGIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM and Jennison. The Board noted that Jennison and PGIM are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the sub-manager and the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the sub-management services provided by PGIM and the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the

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Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ PGIM’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the sub-management services provided by PGIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments or PGIM included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments and PGIM), benefits to their reputations as well as other intangible benefits resulting from PGIM Investments’ and PGIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2019.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of

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the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three- and five-year periods, though it underperformed over the one- and ten-year periods.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.75% for Class Z shares, and 0.67% for Class R6 shares through June 30, 2021.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Focused Growth Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBMANAGER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Focused Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FOCUSED GROWTH FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	SPFAX	SPFCX	SPFZX	PSGQX
CUSIP	74440K504	74440K702	74440K868	7444OK751

MF500E2

PGIM QMA LARGE-CAP VALUE FUND

SEMIANNUAL REPORT

AUGUST 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company and registered investment adviser. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Large-Cap Value Fund informative and useful. The report covers performance for the six-month period ended August 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Large-Cap Value Fund

October 15, 2020

PGIM QMA Large-Cap Value Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 8/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–6.78	–15.76	1.40	7.31	—
Class C	–7.32	–12.60	1.67	7.05	—
Class R	–6.86	–11.07	2.33	N/A	0.75 (6/19/15)
Class Z	–6.68	–10.60	2.85	8.21	—
Class R6	–6.59	–10.51	N/A	N/A	–2.90 (4/26/17)
Russell 1000 Value Index
	2.58	0.84	7.53	11.05	—
S&P 500 Index
	19.61	21.93	14.45	15.15	—

Average Annual Total Returns as of 8/31/20 Since Inception (%)
	Class R (6/19/15)	Class R6 (4/26/17)
Russell 1000 Value Index	6.10	4.56
S&P 500 Index	13.04	14.45

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM QMA Large-Cap Value Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 8/31/20

Ten Largest Holdings	Line of Business	% of Net Assets
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	3.0%
JPMorgan Chase & Co.	Banks	2.3%
AT&T, Inc.	Diversified Telecommunication Services	2.1%
Bank of America Corp.	Banks	2.0%
Verizon Communications, Inc.	Diversified Telecommunication Services	1.8%
Johnson & Johnson	Pharmaceuticals	1.7%
Intel Corp.	Semiconductors & Semiconductor Equipment	1.7%
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	1.4%
Comcast Corp. (Class A Stock)	Media	1.4%
Chevron Corp.	Oil, Gas & Consumable Fuels	1.3%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Large-Cap Value Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Large-Cap Value Fund		Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$932.20	1.21%	$5.89
	Hypothetical	$1,000.00	$1,019.11	1.21%	$6.16
Class C	Actual	$1,000.00	$926.80	2.45%	$11.90
	Hypothetical	$1,000.00	$1,012.85	2.45%	$12.43
Class R	Actual	$1,000.00	$931.40	1.35%	$6.57
	Hypothetical	$1,000.00	$1,018.40	1.35%	$6.87
Class Z	Actual	$1,000.00	$933.20	0.81%	$3.95
	Hypothetical	$1,000.00	$1,021.12	0.81%	$4.13
Class R6	Actual	$1,000.00	$934.10	0.81%	$3.95
	Hypothetical	$1,000.00	$1,021.12	0.81%	$4.13

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2020, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of August 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS 98.8%

Aerospace & Defense 0.4%
General Dynamics Corp.	1,600	$238,960
Raytheon Technologies Corp.	15,201	927,261

		1,166,221

Air Freight & Logistics 1.0%
FedEx Corp.	12,700	2,791,968

Airlines 2.9%
Alaska Air Group, Inc.	19,400	755,630
Copa Holdings SA (Panama) (Class A Stock)	21,700	1,155,525
Delta Air Lines, Inc.	40,096	1,236,962
JetBlue Airways Corp.*(a)	152,968	1,762,191
Southwest Airlines Co.	42,583	1,600,269
United Airlines Holdings, Inc.*	38,846	1,398,456

		7,909,033

Automobiles 1.8%
Ford Motor Co.(a)	339,810	2,317,504
General Motors Co.	90,596	2,684,360

		5,001,864

Banks 11.2%
Bank of America Corp.	210,711	5,423,701
Citigroup, Inc.	71,604	3,660,397
Citizens Financial Group, Inc.	10,704	276,912
Fifth Third Bancorp	93,354	1,928,694
JPMorgan Chase & Co.	62,564	6,268,287
KeyCorp	103,790	1,278,693
M&T Bank Corp.	6,346	655,288
PacWest Bancorp	1,500	28,620
PNC Financial Services Group, Inc. (The)	24,497	2,724,066
Popular, Inc. (Puerto Rico)	1,100	40,744
Regions Financial Corp.	59,811	691,415
Sterling Bancorp	1,900	22,173
Truist Financial Corp.	70,868	2,750,387
U.S. Bancorp	45,109	1,641,968
Wells Fargo & Co.	135,832	3,280,343

		30,671,688

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	9

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Beverages 0.7%
Constellation Brands, Inc. (Class A Stock)	400	$73,792
Molson Coors Beverage Co. (Class B Stock)(a)	49,682	1,870,031

		1,943,823

Biotechnology 0.7%
Alexion Pharmaceuticals, Inc.*	6,200	708,164
Biogen, Inc.*	3,800	1,093,032
Gilead Sciences, Inc.	2,400	160,200

		1,961,396

Building Products 0.6%
Johnson Controls International PLC	39,200	1,596,616

Capital Markets 3.9%
Bank of New York Mellon Corp. (The)	61,210	2,263,546
Goldman Sachs Group, Inc. (The)	14,490	2,968,566
Invesco Ltd.	35,260	359,652
Morgan Stanley(a)	55,262	2,887,992
State Street Corp.(a)	33,518	2,282,241

		10,761,997

Chemicals 4.7%
Corteva, Inc.	80,200	2,289,710
Dow, Inc.	55,900	2,522,208
DuPont de Nemours, Inc.	44,336	2,472,175
Linde PLC (United Kingdom)	7,400	1,848,076
LyondellBasell Industries NV (Class A Stock)	25,174	1,648,394
Mosaic Co. (The)	49,876	909,239
Olin Corp.(a)	93,166	1,048,118

		12,737,920

Communications Equipment 0.6%
Cisco Systems, Inc.	37,800	1,595,916

Consumer Finance 1.3%
Ally Financial, Inc.(a)	27,234	623,114
Capital One Financial Corp.	32,641	2,253,208
OneMain Holdings, Inc.	2,200	63,976
Synchrony Financial	28,295	701,999

		3,642,297

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Containers & Packaging 0.9%
International Paper Co.(a)	12,500	$453,375
Westrock Co.	62,422	1,893,259

		2,346,634

Diversified Consumer Services 0.4%
Graham Holdings Co. (Class B Stock)	2,600	1,112,670

Diversified Financial Services 3.5%
Berkshire Hathaway, Inc. (Class B Stock)*	38,098	8,306,888
Equitable Holdings, Inc.	33,380	707,322
Jefferies Financial Group, Inc.	10,900	191,186
Voya Financial, Inc.	5,823	302,272

		9,507,668

Diversified Telecommunication Services 4.5%
AT&T, Inc.	188,003	5,604,370
CenturyLink, Inc.(a)	182,641	1,963,391
Verizon Communications, Inc.	81,616	4,837,380

		12,405,141

Electric Utilities 4.4%
American Electric Power Co., Inc.	6,800	536,044
Avangrid, Inc.	25,000	1,201,000
Duke Energy Corp.(a)	26,069	2,094,384
Edison International	35,200	1,847,296
Entergy Corp.	900	89,226
Exelon Corp.	63,841	2,356,371
NextEra Energy, Inc.	3,400	949,178
PPL Corp.	74,878	2,068,879
Southern Co. (The)	16,700	871,406

		12,013,784

Electrical Equipment 0.2%
Eaton Corp. PLC	4,500	459,450

Electronic Equipment, Instruments & Components 0.9%
Arrow Electronics, Inc.*(a)	8,600	675,616
Avnet, Inc.	62,969	1,732,277

		2,407,893

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	11

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Energy Equipment & Services 0.2%
Schlumberger NV	24,700	$469,547

Entertainment 1.3%
Walt Disney Co. (The)	25,900	3,415,433

Equity Real Estate Investment Trusts (REITs) 3.7%
Apple Hospitality REIT, Inc.	174,850	1,778,225
Empire State Realty Trust, Inc. (Class A Stock)	61,500	387,450
EPR Properties	50,900	1,644,579
Kimco Realty Corp.	49,900	598,301
Paramount Group, Inc.	133,600	988,640
Park Hotels & Resorts, Inc.	175,300	1,663,597
SL Green Realty Corp.	36,800	1,720,768
Vornado Realty Trust	1,200	42,996
Welltower, Inc.	22,400	1,288,448

		10,113,004

Food & Staples Retailing 2.2%
Kroger Co. (The)(a)	56,264	2,007,500
Walgreens Boots Alliance, Inc.(a)	49,665	1,888,263
Walmart, Inc.	16,052	2,228,820

		6,124,583

Food Products 1.1%
Archer-Daniels-Midland Co.	15,900	711,684
Kraft Heinz Co. (The)	38,322	1,342,803
Mondelez International, Inc. (Class A Stock)	3,800	221,996
Tyson Foods, Inc. (Class A Stock)	13,500	847,800

		3,124,283

Health Care Equipment & Supplies 1.3%
Abbott Laboratories	1,400	153,258
Becton, Dickinson & Co.	300	72,831
Danaher Corp.	2,100	433,587
Medtronic PLC	24,206	2,601,419
Zimmer Biomet Holdings, Inc.	1,200	169,056

		3,430,151

Health Care Providers & Services 3.3%
Acadia Healthcare Co., Inc.*(a)	56,295	1,740,079
Anthem, Inc.	5,300	1,492,056

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Cigna Corp.	14,449	$2,562,819
CVS Health Corp.	51,887	3,223,220

		9,018,174

Hotels, Restaurants & Leisure 0.9%
Carnival Corp.(a)	58,002	955,873
McDonald’s Corp.	2,827	603,621
Norwegian Cruise Line Holdings Ltd.*(a)	57,500	983,825

		2,543,319

Household Durables 2.1%
Lennar Corp. (Class A Stock)(a)	30,881	2,310,516
Mohawk Industries, Inc.*	19,000	1,754,270
Toll Brothers, Inc.(a)	41,800	1,764,796

		5,829,582

Household Products 0.6%
Procter & Gamble Co. (The)	11,072	1,531,590

Industrial Conglomerates 0.4%
General Electric Co.	151,700	961,778
Honeywell International, Inc.	700	115,885

		1,077,663

Insurance 6.6%
Aflac, Inc.	59,633	2,165,871
Allstate Corp. (The)	23,197	2,157,321
American International Group, Inc.	73,185	2,132,611
American National Group, Inc.	1,400	105,014
Chubb Ltd.	21,708	2,713,500
Hartford Financial Services Group, Inc. (The)	47,349	1,915,267
Loews Corp.	6,100	218,746
MetLife, Inc.	61,319	2,358,329
Old Republic International Corp.	4,900	78,939
Principal Financial Group, Inc.	27,489	1,157,562
Reinsurance Group of America, Inc.	5,000	458,400
Travelers Cos., Inc. (The)	19,814	2,299,216
Unum Group	18,700	345,576

		18,106,352

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Interactive Media & Services 0.8%
Alphabet, Inc. (Class A Stock)*	700	$1,140,671
Alphabet, Inc. (Class C Stock)*	700	1,143,926

		2,284,597

Internet & Direct Marketing Retail 0.4%
Qurate Retail, Inc. (Class A Stock)*	94,543	1,044,700

IT Services 0.8%
DXC Technology Co.	100,795	2,013,884
International Business Machines Corp.	1,000	123,310

		2,137,194

Machinery 1.3%
Cummins, Inc.	2,664	552,114
Gates Industrial Corp. PLC*	72,800	821,912
PACCAR, Inc.(a)	26,830	2,303,087

		3,677,113

Marine 0.3%
Kirby Corp.*	18,500	785,140

Media 3.8%
Comcast Corp. (Class A Stock)	85,982	3,852,854
Discovery, Inc. (Class A Stock)*(a)	43,400	957,621
Discovery, Inc. (Class C Stock)*	49,800	994,506
Fox Corp. (Class A Stock)	12,200	339,892
Fox Corp. (Class B Stock)	17,200	478,160
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	26,685	968,932
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	27,120	976,184
ViacomCBS, Inc. (Class B Stock)(a)	67,000	1,865,950

		10,434,099

Metals & Mining 0.4%
Nucor Corp.(a)	20,037	910,882
Reliance Steel & Aluminum Co.	1,259	132,031

		1,042,913

Mortgage Real Estate Investment Trusts (REITs) 0.9%
AGNC Investment Corp.	49,320	695,905
Annaly Capital Management, Inc.	147,200	1,081,920

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
New Residential Investment Corp.	44,050	$340,947
Starwood Property Trust, Inc.	14,700	229,320

		2,348,092

Multiline Retail 0.6%
Kohl’s Corp.(a)	77,900	1,663,944

Multi-Utilities 1.4%
Consolidated Edison, Inc.(a)	26,000	1,854,840
Dominion Energy, Inc.	13,300	1,043,252
DTE Energy Co.	1,000	118,670
Public Service Enterprise Group, Inc.	5,800	302,992
Sempra Energy	3,500	432,775

		3,752,529

Oil, Gas & Consumable Fuels 6.7%
Chevron Corp.(a)	43,738	3,670,930
Cimarex Energy Co.	7,200	200,016
ConocoPhillips	32,215	1,220,626
Diamondback Energy, Inc.(a)	13,000	506,480
EOG Resources, Inc.	19,500	884,130
Exxon Mobil Corp.	96,871	3,869,028
HollyFrontier Corp.	11,000	262,570
Kinder Morgan, Inc.	100,800	1,393,056
Marathon Oil Corp.	106,396	561,771
Marathon Petroleum Corp.	36,940	1,309,892
Murphy Oil Corp.	21,800	299,532
Occidental Petroleum Corp.(a)	64,605	823,068
Parsley Energy, Inc. (Class A Stock)	75,034	806,616
Phillips 66	19,155	1,119,993
Valero Energy Corp.(a)	25,000	1,314,750

		18,242,458

Personal Products 0.3%
Coty, Inc. (Class A Stock)(a)	210,100	752,158

Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	8,400	522,480
Johnson & Johnson	30,320	4,651,391

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Mylan NV*(a)	81,616	$1,336,870
Pfizer, Inc.	72,086	2,724,130

		9,234,871

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	10,900	1,123,136

Road & Rail 0.7%
Ryder System, Inc.(a)	43,174	1,765,817

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.(a)	90,264	4,598,951
Micron Technology, Inc.*	52,903	2,407,615

		7,006,566

Specialty Retail 0.8%
AutoNation, Inc.*(a)	15,700	892,702
Home Depot, Inc. (The)	2,800	798,112
Penske Automotive Group, Inc.(a)	12,700	599,059

		2,289,873

Technology Hardware, Storage & Peripherals 1.4%
Hewlett Packard Enterprise Co.	198,763	1,922,038
Xerox Holdings Corp.	102,900	1,940,694

		3,862,732

Textiles, Apparel & Luxury Goods 1.3%
Capri Holdings Ltd.*	102,100	1,617,264
PVH Corp.(a)	36,700	2,046,392

		3,663,656

Thrifts & Mortgage Finance 0.0%
MGIC Investment Corp.	13,400	122,878

Tobacco 0.2%
Philip Morris International, Inc.	5,443	434,297

Trading Companies & Distributors 0.7%
Air Lease Corp.(a)	59,626	1,853,176

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.	10,400	$291,408

Wireless Telecommunication Services 1.2%
Telephone & Data Systems, Inc.	81,519	1,885,534
United States Cellular Corp.*	37,400	1,360,612

		3,246,146

TOTAL COMMON STOCKS (cost $271,103,157)		269,877,153

EXCHANGE-TRADED FUND 0.5%
iShares Russell 1000 Value ETF(a) (cost $1,198,773)	11,300	1,377,583

	Units

WARRANTS* 0.0%

Oil, Gas & Consumable Fuels
Occidental Petroleum Corp., expiring 08/03/27 (cost $41,085)	8,300	24,485

TOTAL LONG-TERM INVESTMENTS (cost $272,343,015)		271,279,221

	Shares

SHORT-TERM INVESTMENTS 18.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,174,742	1,174,742
PGIM Institutional Money Market Fund (cost $49,452,149; includes $49,440,230 of cash collateral for securities on loan)(b)(w)	49,499,097	49,489,197

TOTAL SHORT-TERM INVESTMENTS (cost $50,626,891)		50,663,939

TOTAL INVESTMENTS 117.9% (cost $322,969,906)		321,943,160
Liabilities in excess of other assets (17.9)%		(48,841,680)

NET ASSETS 100.0%		$273,101,480

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund
LIBOR—London Interbank Offered Rate
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,752,202; cash collateral of $49,440,230 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$1,166,221	$—	$—
Air Freight & Logistics	2,791,968	—	—
Airlines	7,909,033	—	—
Automobiles	5,001,864	—	—
Banks	30,671,688	—	—
Beverages	1,943,823	—	—
Biotechnology	1,961,396	—	—
Building Products	1,596,616	—	—
Capital Markets	10,761,997	—	—
Chemicals	12,737,920	—	—
Communications Equipment	1,595,916	—	—
Consumer Finance	3,642,297	—	—
Containers & Packaging	2,346,634	—	—
Diversified Consumer Services	1,112,670	—	—
Diversified Financial Services	9,507,668	—	—
Diversified Telecommunication Services	12,405,141	—	—
Electric Utilities	12,013,784	—	—
Electrical Equipment	459,450	—	—

See Notes to Financial Statements.

18

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$2,407,893	$—	$—
Energy Equipment & Services	469,547	—	—
Entertainment	3,415,433	—	—
Equity Real Estate Investment Trusts (REITs)	10,113,004	—	—
Food & Staples Retailing	6,124,583	—	—
Food Products	3,124,283	—	—
Health Care Equipment & Supplies	3,430,151	—	—
Health Care Providers & Services	9,018,174	—	—
Hotels, Restaurants & Leisure	2,543,319	—	—
Household Durables	5,829,582	—	—
Household Products	1,531,590	—	—
Industrial Conglomerates	1,077,663	—	—
Insurance	18,106,352	—	—
Interactive Media & Services	2,284,597	—	—
Internet & Direct Marketing Retail	1,044,700	—	—
IT Services	2,137,194	—	—
Machinery	3,677,113	—	—
Marine	785,140	—	—
Media	10,434,099	—	—
Metals & Mining	1,042,913	—	—
Mortgage Real Estate Investment Trusts (REITs)	2,348,092	—	—
Multiline Retail	1,663,944	—	—
Multi-Utilities	3,752,529	—	—
Oil, Gas & Consumable Fuels	18,242,458	—	—
Personal Products	752,158	—	—
Pharmaceuticals	9,234,871	—	—
Real Estate Management & Development	1,123,136	—	—
Road & Rail	1,765,817	—	—
Semiconductors & Semiconductor Equipment	7,006,566	—	—
Specialty Retail	2,289,873	—	—
Technology Hardware, Storage & Peripherals	3,862,732	—	—
Textiles, Apparel & Luxury Goods	3,663,656	—	—
Thrifts & Mortgage Finance	122,878	—	—
Tobacco	434,297	—	—
Trading Companies & Distributors	1,853,176	—	—
Transportation Infrastructure	291,408	—	—
Wireless Telecommunication Services	3,246,146	—	—
Exchange-Traded Fund	1,377,583	—	—
Warrants	24,485	—	—
Affiliated Mutual Funds	50,663,939	—	—

Total	$321,943,160	$—	$—

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2020 were as follows:

Affiliated Mutual Funds (18.1% represents investments purchased with collateral from securities on loan)	18.6%
Banks	11.2
Oil, Gas & Consumable Fuels	6.7
Insurance	6.6
Chemicals	4.7
Diversified Telecommunication Services	4.5
Electric Utilities	4.4
Capital Markets	3.9
Media	3.8
Equity Real Estate Investment Trusts (REITs)	3.7
Diversified Financial Services	3.5
Pharmaceuticals	3.4
Health Care Providers & Services	3.3
Airlines	2.9
Semiconductors & Semiconductor Equipment	2.6
Food & Staples Retailing	2.2
Household Durables	2.1
Automobiles	1.8
Technology Hardware, Storage & Peripherals	1.4
Multi-Utilities	1.4
Machinery	1.3
Textiles, Apparel & Luxury Goods	1.3
Consumer Finance	1.3
Health Care Equipment & Supplies	1.3
Entertainment	1.3
Wireless Telecommunication Services	1.2
Food Products	1.1
Air Freight & Logistics	1.0
Hotels, Restaurants & Leisure	0.9
Electronic Equipment, Instruments & Components	0.9
Mortgage Real Estate Investment Trusts (REITs)	0.9
Containers & Packaging	0.9

Specialty Retail	0.8%
Interactive Media & Services	0.8
IT Services	0.8
Biotechnology	0.7
Beverages	0.7
Trading Companies & Distributors	0.7
Road & Rail	0.7
Multiline Retail	0.6
Building Products	0.6
Communications Equipment	0.6
Household Products	0.6
Exchange-Traded Fund	0.5
Aerospace & Defense	0.4
Real Estate Management & Development	0.4
Diversified Consumer Services	0.4
Industrial Conglomerates	0.4
Internet & Direct Marketing Retail	0.4
Metals & Mining	0.4
Marine	0.3
Personal Products	0.3
Energy Equipment & Services	0.2
Electrical Equipment	0.2
Tobacco	0.2
Transportation Infrastructure	0.1
Thrifts & Mortgage Finance	0.0 *

117.9
Liabilities in excess of other assets	(17.9)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

20

Fair values of derivative instruments as of August 31, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$24,485	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)
Equity contracts	$31,885	$(3)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(2)
Equity contracts	$(16,600)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$47,752,202	$(47,752,202)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	21

Statement of Assets and Liabilities (unaudited)

as of August 31, 2020

Assets
Investments at value, including securities on loan of $47,752,202:
Unaffiliated investments (cost $272,343,015)	$271,279,221
Affiliated investments (cost $50,626,891)	50,663,939
Dividends receivable	896,951
Receivable for Fund shares sold	178,846
Prepaid expenses	2,635

Total Assets	323,021,592

Liabilities
Payable to broker for collateral for securities on loan	49,440,230
Management fee payable	143,610
Payable for Fund shares reacquired	131,433
Distribution fee payable	89,231
Accrued expenses and other liabilities	67,631
Affiliated transfer agent fee payable	44,780
Trustees’ fees payable	3,197

Total Liabilities	49,920,112

Net Assets	$273,101,480

Net assets were comprised of:
Shares of beneficial interest, at par	$27,285
Paid-in capital in excess of par	295,720,462
Total distributable earnings (loss)	(22,646,267)

Net assets, August 31, 2020	$273,101,480

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share,
($24,511,586 ÷ 2,511,134 shares of beneficial interest issued and outstanding)	$9.76
Maximum sales charge (5.50% of offering price)	0.57

Maximum offering price to public	$10.33

Class C
Net asset value, offering price and redemption price per share,
($2,524,898 ÷ 285,095 shares of beneficial interest issued and outstanding)	$8.86

Class R
Net asset value, offering price and redemption price per share,
($194,526,855 ÷ 19,368,311 shares of beneficial interest issued and outstanding)	$10.04

Class Z
Net asset value, offering price and redemption price per share,
($51,230,640 ÷ 5,090,141 shares of beneficial interest issued and outstanding)	$10.06

Class R6
Net asset value, offering price and redemption price per share,
($307,501 ÷ 30,550 shares of beneficial interest issued and outstanding)	$10.07

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	23

Statement of Operations (unaudited)

Six Months Ended August 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $116 foreign withholding tax)	$4,096,556
Income from securities lending, net (including affiliated income of $68,279)	102,047
Affiliated dividend income	6,009

Total income	4,204,612

Expenses
Management fee	994,125
Distribution fee(a)	716,882
Transfer agent’s fees and expenses (including affiliated expense of $128,180)(a)	165,364
Custodian and accounting fees	41,246
Registration fees(a)	33,395
Shareholders’ reports	16,401
Audit fee	12,098
Legal fees and expenses	8,880
Trustees’ fees	7,424
Miscellaneous	10,812

Total expenses	2,006,627
Less: Fee waiver and/or expense reimbursement(a)	(220,523)
Distribution fee waiver(a)	(228,744)

Net expenses	1,557,360

Net investment income (loss)	2,647,252

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(11,064))	(21,362,110)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $37,176)	11,573,583

Net gain (loss) on investment transactions	(9,788,527)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(7,141,275)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	35,177	513	12,549	668,643	—	—
Transfer agent’s fees and expenses	22,620	575	2,804	122,531	16,802	32
Registration fees	6,445	2,930	6,446	5,060	6,446	6,068
Fee waiver and/or expense reimbursement	(19,934)	(3,409)	(2,133)	(151,559)	(37,295)	(6,193)
Distribution fee waiver	(5,863)	—	—	(222,881)	—	—

See Notes to Financial Statements.

24

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2020	Year Ended February 29, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,647,252	$5,041,277
Net realized gain (loss) on investment transactions	(21,362,110)	15,358,614
Net change in unrealized appreciation (depreciation) on investments	11,573,583	(47,915,787)

Net increase (decrease) in net assets resulting from operations	(7,141,275)	(27,515,896)

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(1,598,931)
Class B	—	(15,778)
Class C	—	(162,676)
Class R	—	(9,304,627)
Class Z	—	(2,757,675)
Class R6	—	(18,652)

	—	(13,858,339)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	58,143,050	20,419,289
Net asset value of shares issued in reinvestment of dividends	—	13,790,337
Cost of shares reacquired	(25,863,891)	(81,021,350)

Net increase (decrease) in net assets from Fund share transactions	32,279,159	(46,811,724)

Total increase (decrease)	25,137,884	(88,185,959)

Net Assets:
Beginning of period	247,963,596	336,149,555

End of period	$273,101,480	$247,963,596

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	25

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six series: PGIM Global Dynamic Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Large-Cap Value Fund (the “Fund”).

The investment objective of the Fund is long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

26

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market

PGIM QMA Large-Cap Value Fund	27

Notes to Financial Statements (unaudited) (continued)

or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

28

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM QMA Large-Cap Value Fund	29

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

30

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.80% of the Fund’s average daily net assets up to and including $1 billion and 0.75% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.80% for the reporting period ended August 31, 2020.

The Manager has contractually agreed, through June 30, 2021, to waive and/or reimburse up to 0.17% of fees and expenses from the Fund to the extent that the Fund’s net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) exceed 0.80% of the Fund’s average daily assets on an annualized basis. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through June 30, 2021 to limit such expenses to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

For the reporting period ended August 31, 2020, PIMS received $13,910 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2020, PIMS received $822 and $1,418 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM QMA Large-Cap Value Fund	31

Notes to Financial Statements (unaudited) (continued)

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended August 31, 2020, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2020, were $98,259,903 and $64,396,562, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended August 31, 2020, is presented as follows:

32

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$123,945	$50,066,308	$49,015,511	$—	$—	$1,174,742	1,174,742	$6,009

PGIM Institutional Money Market Fund*
4,335,043	261,529,674	216,401,632	37,176	(11,064)	49,489,197	49,499,097	68,279	**

$4,458,988	$311,595,982	$265,417,143	$37,176	$(11,064)	$50,663,939		$74,288

*	The Fund did not have any capital gain distributions during the reporting period.

**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2020 were as follows:

Tax Basis	$327,252,289

Gross Unrealized Appreciation	38,815,650
Gross Unrealized Depreciation	(44,124,779)

Net Unrealized Depreciation	$(5,309,129)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 29, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase.

PGIM QMA Large-Cap Value Fund	33

Notes to Financial Statements (unaudited) (continued)

Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of August 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	1,369	0.1%
Class R	19,368,311	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	71.2%	2	21.5%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2020:
Shares sold	94,319	$815,753
Shares reacquired	(275,166)	(2,447,805)

Net increase (decrease) in shares outstanding before conversion	(180,847)	(1,632,052)
Shares issued upon conversion from other share class(es)	41,667	372,610
Shares reacquired upon conversion into other share class(es)	(1,467)	(13,957)

Net increase (decrease) in shares outstanding	(140,647)	$(1,273,399)

Year ended February 29, 2020:
Shares sold	155,461	$1,903,673
Shares issued in reinvestment of dividends and distributions	125,952	1,564,329
Shares reacquired	(518,394)	(6,305,333)

Net increase (decrease) in shares outstanding before conversion	(236,981)	(2,837,331)
Shares issued upon conversion from other share class(es)	625,338	7,740,315
Shares reacquired upon conversion into other share class(es)	(72,147)	(883,391)

Net increase (decrease) in shares outstanding	316,210	$4,019,593

34

Class B	Shares	Amount
Period ended June 26, 2020*:
Shares reacquired	(7,783)	$(62,581)

Net increase (decrease) in shares outstanding before conversion	(7,783)	(62,581)
Shares reacquired upon conversion into other share class(es)	(18,196)	(146,802)

Net increase (decrease) in shares outstanding	(25,979)	$(209,383)

Year ended February 29, 2020:
Shares sold	1,496	$16,642
Shares issued in reinvestment of dividends and distributions	1,274	14,498
Shares reacquired	(18,828)	(208,290)

Net increase (decrease) in shares outstanding before conversion	(16,058)	(177,150)
Shares reacquired upon conversion into other share class(es)	(22,754)	(253,066)

Net increase (decrease) in shares outstanding	(38,812)	$(430,216)

Class C
Six months ended August 31, 2020:
Shares sold	47,979	$388,552
Shares reacquired	(73,738)	(606,949)

Net increase (decrease) in shares outstanding before conversion	(25,759)	(218,397)
Shares reacquired upon conversion into other share class(es)	(3,672)	(30,843)

Net increase (decrease) in shares outstanding	(29,431)	$(249,240)

Year ended February 29, 2020:
Shares sold	96,241	$1,064,947
Shares issued in reinvestment of dividends and distributions	13,689	155,501
Shares reacquired	(138,036)	(1,544,877)

Net increase (decrease) in shares outstanding before conversion	(28,106)	(324,429)
Shares reacquired upon conversion into other share class(es)	(642,504)	(7,302,574)

Net increase (decrease) in shares outstanding	(670,610)	$(7,627,003)

Class R
Six months ended August 31, 2020:
Shares sold	5,263,526	$42,167,743
Shares reacquired	(1,694,409)	(15,481,342)

Net increase (decrease) in shares outstanding	3,569,117	$26,686,401

Year ended February 29, 2020:
Shares sold	862,001	$10,628,985
Shares issued in reinvestment of dividends and distributions	726,924	9,304,627
Shares reacquired	(2,750,971)	(34,391,519)

Net increase (decrease) in shares outstanding	(1,162,046)	$(14,457,907)

PGIM QMA Large-Cap Value Fund	35

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended August 31, 2020:
Shares sold	1,614,613	$14,736,021
Shares reacquired	(790,033)	(7,167,391)

Net increase (decrease) in shares outstanding before conversion	824,580	7,568,630
Shares issued upon conversion from other share class(es)	2,088	20,215
Shares reacquired upon conversion into other share class(es)	(26,595)	(248,576)

Net increase (decrease) in shares outstanding	800,073	$7,340,269

Year ended February 29, 2020:
Shares sold	407,500	$5,049,881
Shares issued in reinvestment of dividends and distributions	213,829	2,732,730
Shares reacquired	(929,264)	(11,614,024)

Net increase (decrease) in shares outstanding before conversion	(307,935)	(3,831,413)
Shares issued upon conversion from other share class(es)	73,943	931,851
Shares reacquired upon conversion into other share class(es)	(22,762)	(288,744)

Net increase (decrease) in shares outstanding	(256,754)	$(3,188,306)

Class R6
Six months ended August 31, 2020:
Shares sold	3,680	$34,981
Shares reacquired	(10,962)	(97,823)

Net increase (decrease) in shares outstanding before conversion	(7,282)	(62,842)
Shares issued upon conversion from other share class(es)	4,836	47,353

Net increase (decrease) in shares outstanding	(2,446)	$(15,489)

Year ended February 29, 2020:
Shares sold	147,086	$1,755,161
Shares issued in reinvestment of dividends and distributions	1,459	18,652
Shares reacquired	(2,212,356)	(26,957,307)

Net increase (decrease) in shares outstanding before conversion	(2,063,811)	(25,183,494)
Shares issued upon conversion from other share class(es)	4,601	55,609

Net increase (decrease) in shares outstanding	(2,059,210)	$(25,127,885)

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

36

SCA
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Subsequent to the reporting period end, the SCA has been renewed effective October 2, 2020 and will provide a commitment of $1,200,000,000 through September 30, 2021. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2020. The average daily balance for the 5 days that the Fund had loans outstanding during the period was approximately $167,200, borrowed at a weighted average interest rate of 1.68%. The maximum loan outstanding amount during the period was $176,000. At August 31, 2020, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its

PGIM QMA Large-Cap Value Fund	37

Notes to Financial Statements (unaudited) (continued)

affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may not be undervalued.

38

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2020		Year Ended February 28/29,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.47		$12.19	$14.38	$14.47	$11.17	$14.83
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.21	0.22	0.17	0.20	0.18
Net realized and unrealized gain (loss) on investment transactions	(0.81)		(1.32)	(0.85)	1.12	3.69	(1.68)
Total from investment operations	(0.71)		(1.11)	(0.63)	1.29	3.89	(1.50)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.24)	(0.25)	(0.19)	(0.22)	(0.18)
Distributions from net realized gains	-		(0.37)	(1.31)	(1.19)	(0.37)	(1.98)
Total dividends and distributions	-		(0.61)	(1.56)	(1.38)	(0.59)	(2.16)
Net asset value, end of period	$9.76		$10.47	$12.19	$14.38	$14.47	$11.17
Total Return(b):	(6.78)%		(9.86)%	(4.14)%	9.57%	35.04%	(11.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,512		$27,769	$28,482	$29,039	$26,109	$18,484
Average net assets (000)	$23,260		$32,667	$29,461	$27,204	$21,438	$21,782
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.21	%(e)	1.13%	1.13%	1.10%	1.07%	1.18%
Expenses before waivers and/or expense reimbursement	1.43	%(e)	1.35%	1.35%	1.32%	1.29%	1.35%
Net investment income (loss)	2.20	%(e)	1.74%	1.66%	1.23%	1.53%	1.32%
Portfolio turnover rate(f)(g)	26%		56%	76%	72%	126%	153%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions, if any.

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	39

Financial Highlights (unaudited)(continued)

Class C Shares
	Six Months Ended August 31, 2020		Year Ended February 28/29,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.56		$11.20	$13.34	$13.53	$10.48	$14.05
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.08	0.11	0.06	0.09	0.07
Net realized and unrealized gain (loss) on investment transactions	(0.74)		(1.21)	(0.79)	1.04	3.46	(1.58)
Total from investment operations	(0.70)		(1.13)	(0.68)	1.10	3.55	(1.51)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.14)	(0.15)	(0.10)	(0.13)	(0.08)
Distributions from net realized gains	-		(0.37)	(1.31)	(1.19)	(0.37)	(1.98)
Total dividends and distributions	-		(0.51)	(1.46)	(1.29)	(0.50)	(2.06)
Net asset value, end of period	$8.86		$9.56	$11.20	$13.34	$13.53	$10.48
Total Return(b):	(7.32)%		(10.82)%	(4.88)%	8.72%	34.08%	(11.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,525		$3,007	$11,036	$14,054	$14,187	$10,383
Average net assets (000)	$2,489		$4,593	$12,883	$13,571	$11,548	$12,575
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.45	%(e)	2.13%	1.91%	1.88%	1.82%	1.93%
Expenses before waivers and/or expense reimbursement	2.62	%(e)	2.30%	2.08%	2.05%	1.99%	2.05%
Net investment income (loss)	0.97	%(e)	0.70%	0.88%	0.46%	0.78%	0.57%
Portfolio turnover rate(f)(g)	26%		56%	76%	72%	126%	153%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions, if any.

See Notes to Financial Statements.

40

Class R Shares
	Six Months Ended August 31, 2020		Year Ended February 28/29,				June 19, 2015(a) through February 29, 2016
			2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.78		$12.54	$14.74	$14.79	$11.41	$14.71
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.19	0.20	0.15	0.17	0.12
Net realized and unrealized gain (loss) on investment transactions	(0.83)		(1.36)	(0.87)	1.15	3.76	(1.78)
Total from investment operations	(0.74)		(1.17)	(0.67)	1.30	3.93	(1.66)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.22)	(0.22)	(0.16)	(0.18)	(0.09)
Distributions from net realized gains	-		(0.37)	(1.31)	(1.19)	(0.37)	(1.55)
Total dividends and distributions	-		(0.59)	(1.53)	(1.35)	(0.55)	(1.64)
Net asset value, end of period	$10.04		$10.78	$12.54	$14.74	$14.79	$11.41
Total Return(c):	(6.86)%		(10.08)%	(4.34)%	9.41%	34.69%	(11.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$194,527		$170,352	$212,712	$237,199	$244,779	$205,745
Average net assets (000)	$176,851		$205,065	$226,245	$242,784	$231,775	$214,628
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.35	%(f)	1.33%	1.33%	1.32%	1.32%	1.32	%(f)
Expenses before waivers and/or expense reimbursement	1.77	%(f)	1.75%	1.75%	1.74%	1.74%	1.74	%(f)
Net investment income (loss)	2.03	%(f)	1.53%	1.47%	1.02%	1.29%	1.31	%(f)
Portfolio turnover rate(g)(h)	26%		56%	76%	72%	126%	153%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	41

Financial Highlights (unaudited)(continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions, if any.

See Notes to Financial Statements.

42

Class Z Shares
	Six Months Ended August 31, 2020		Year Ended February 28/29,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.78		$12.53	$14.73	$14.78	$11.40	$15.09
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.26	0.27	0.22	0.24	0.23
Net realized and unrealized gain (loss) on investment transactions	(0.84)		(1.35)	(0.87)	1.16	3.76	(1.72)
Total from investment operations	(0.72)		(1.09)	(0.60)	1.38	4.00	(1.49)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.29)	(0.29)	(0.24)	(0.25)	(0.22)
Distributions from net realized gains	-		(0.37)	(1.31)	(1.19)	(0.37)	(1.98)
Total dividends and distributions	-		(0.66)	(1.60)	(1.43)	(0.62)	(2.20)
Net asset value, end of period	$10.06		$10.78	$12.53	$14.73	$14.78	$11.40
Total Return(b):	(6.68)%		(9.56)%	(3.77)%	9.94%	35.32%	(10.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,231		$46,231	$56,971	$70,569	$102,843	$86,103
Average net assets (000)	$43,519		$54,581	$64,057	$75,603	$97,738	$81,282
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.81	%(e)	0.80%	0.80%	0.80%	0.82%	0.86%
Expenses before waivers and/or expense reimbursement	0.98	%(e)	0.95%	0.95%	0.96%	0.99%	1.01%
Net investment income (loss)	2.57	%(e)	2.07%	2.00%	1.53%	1.79%	1.71%
Portfolio turnover rate(f)(g)	26%		56%	76%	72%	126%	153%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions, if any.

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	43

Financial Highlights (unaudited)(continued)

Class R6 Shares
	Six Months Ended August 31, 2020		Year Ended February 28/29,		April 26, 2017(a) through February 28, 2018
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.78		$12.53	$14.74	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.26	0.28	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.83)		(1.35)	(0.89)	1.40
Total from investment operations	(0.71)		(1.09)	(0.61)	1.59
Less Dividends and Distributions:
Dividends from net investment income	-		(0.29)	(0.29)	(0.24)
Distributions from net realized gains	-		(0.37)	(1.31)	(1.19)
Total dividends and distributions	-		(0.66)	(1.60)	(1.43)
Net asset value, end of period	$10.07		$10.78	$12.53	$14.74
Total Return(c):	(6.59)%		(9.56)%	(3.85)%	11.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$308		$356	$26,223	$36,526
Average net assets (000)	$284		$7,619	$31,006	$33,613
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.81	%(f)	0.80%	0.80%	0.80	%(f)
Expenses before waivers and/or expense reimbursement	5.14	%(f)	1.02%	0.89%	0.90	%(f)
Net investment income (loss)	2.59	%(f)	2.12%	2.01%	1.54	%(f)
Portfolio turnover rate(g)(h)	26%		56%	76%	72%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions, if any.

See Notes to Financial Statements.

44

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM QMA Large-Cap Value Fund	45

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM QMA Large-Cap Value Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations

[1]	PGIM QMA Large-Cap Value Fund is a series of Prudential Investment Portfolios 3.

PGIM QMA Large-Cap Value Fund

Approval of Advisory Agreements (continued)

from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and QMA. The Board also noted that it

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received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and QMA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM QMA Large-Cap Value Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2019.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to evaluate performance, and the Peer Group, which was used to evaluate fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund

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expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 2[n]d Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•

The Board considered PGIM Investments’ assertions that the Fund’s underperformance was attributable to its deep value investment style and its overweight to deep value stocks relative to the benchmark index and Peer Universe at a time when the market environment favored growth stocks.

•

The Board also considered that the Fund’s longer-term performance was competitive prior to 2018, noting that the Fund outperformed its benchmark in six out of the ten calendar years. The Board also considered PGIM Investments’ assertion that the Fund‘s performance would improve during periods when the value vs. growth spread narrowed. In this regard, the Board considered that spreads narrowed in the fourth quarter of 2019, and QMA outperformed its benchmark by more than 2% and ranked in the top quartile.

•

The Board further considered PGIM Investments’ assertion that while the current market environment has been extremely challenging to the Fund’s investment style, it is encouraged by QMA’s track record before the current market environment and during periods where the Fund’s value style factor exposure has delivered outsized gains. The Board noted that PGIM Investments views the recent performance challenges as temporary and agreed to continue to monitor the performance of the Fund.

•

The Board and PGIM Investments agreed to retain the existing contractual expense waiver of up to 0.17% of its management fee to the extent that the Fund’s annual operating expenses exceed 0.80% (exclusive of 12b-1 fees and certain other fees) of the Fund’s average net assets through June 30, 2021.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM QMA Large-Cap Value Fund

Approval of Advisory Agreements (continued)

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Large-Cap Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LARGE-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	SUVAX	SUVCX	PRVRX	SUVZX	SUVQX
CUSIP	74440K108	74440K306	74440K736	74440K405	74440K538

MF502E2

PGIM QMA GLOBAL TACTICAL ALLOCATION FUND

SEMIANNUAL REPORT

AUGUST 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report presents the consolidated results of the PGIM QMA Global Tactical Allocation Fund and the PGIM QMA Global Tactical Allocation Subsidiary, Ltd.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company and registered investment adviser. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Global Tactical Allocation Fund informative and useful. The report covers performance for the six-month period ended August 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Global Tactical Allocation Fund

October 15, 2020

PGIM QMA Global Tactical Allocation Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 8/31/20

	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	0.33	–8.82	1.98	0.63 (4/21/15)
Class C	–0.11	–5.31	2.34	0.93 (4/21/15)
Class Z	0.44	–3.36	3.39	1.95 (4/21/15)
Class R6	0.44	–3.37	3.37	1.93 (4/21/15)
Customized Blend Index
	8.67	10.46	7.64	6.36
Bloomberg Barclays Global Aggregate Bond Hedged Index
	1.19	3.28	4.37	3.91
MSCI World Index (ND)
	15.77	16.79	10.42	8.29

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

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Benchmark Definitions

Customized Blend Index—The Customized Blend Index is a model portfolio consisting of the MSCI World Index (ND) (50%) and the Bloomberg Barclays Global Aggregate Bond Hedged Index (50%). Each component of the Customized Blend Index is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend Index is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to various Fund segments.

Bloomberg Barclays Global Aggregate Bond Hedged Index provides a broad-based measure of the global investment-grade fixed rate debt markets. It is comprised of the US Aggregate, Pan-European Aggregate, and the Asian-Pacific Aggregate Indexes. It also includes a wide range of standard and customized subindices by liquidity constraint, sector, quality, and maturity.

MSCI World Net Dividends Index is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (ND) consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI World Index (ND) is unmanaged and the total return includes the reinvestment of all dividends. The ND version of the MSCI World Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 8/31/20

Top Largest Holdings	Interest Rate	Maturity Date	% of Net Assets
U.S. Treasury Bills	0.220%	10/08/2020	35.3%
U.S. Treasury Bills	0.131%	03/25/2021	33.9%
PGIM Core Ultra Short Bond Fund			10.9%
Dreyfus Treasury Securities Cash Management			9.4%
U.S. Treasury Bills	0.108%	03/25/2021	5.7%
U.S. Treasury Bills	0.104%	10/08/2020	2.8%

Holdings reflect only short-term Investments and are subject to change.

PGIM QMA Global Tactical Allocation Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

6	Visit our website at pgim.com/investments

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Global Tactical Allocation Fund		Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,003.30	1.47%	$7.42
	Hypothetical	$1,000.00	$1,017.80	1.47%	$7.48
Class C	Actual	$1,000.00	$998.90	2.22%	$11.19
	Hypothetical	$1,000.00	$1,014.01	2.22%	$11.27
Class Z	Actual	$1,000.00	$1,004.40	1.22%	$6.16
	Hypothetical	$1,000.00	$1,019.06	1.22%	$6.21
Class R6	Actual	$1,000.00	$1,004.40	1.22%	$6.16
	Hypothetical	$1,000.00	$1,019.06	1.22%	$6.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2020, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM QMA Global Tactical Allocation Fund	7

Consolidated Schedule of Investments (unaudited)

as of August 31, 2020

Description			Shares	Value

SHORT-TERM INVESTMENTS 98.0%

AFFILIATED MUTUAL FUND 10.9%
PGIM Core Ultra Short Bond Fund
(cost $3,876,737)(w)			3,876,737	$3,876,737

UNAFFILIATED FUND 9.4%
Dreyfus Treasury Securities Cash Management(bb)
(cost $3,315,329)			3,315,329	3,315,329

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) 77.7%
U.S. Treasury Bills	0.104%	10/08/20	1,000	999,901
U.S. Treasury Bills(bb)(k)	0.108	03/25/21	2,000	1,998,782
U.S. Treasury Bills(h)(k)	0.131	03/25/21	12,000	11,992,689
U.S. Treasury Bills	0.220	10/08/20	12,500	12,498,763

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,486,923)				27,490,135

TOTAL INVESTMENTS 98.0% (cost $34,678,989)				34,682,201
Other assets in excess of liabilities(z) 2.0%				709,079

NET ASSETS 100.0%				$35,391,280

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

ASX—Australian Securities Exchange

BIST—Borsa Istanbul Index (Turkish Stock Exhange)

Bovespa—Sao Paulo Stock Exchange

CAC—French Stock Market Index

DAX—German Stock Index

FTSE—Financial Times Stock Exchange

IBEX—Spanish Stock Index

JSE—Johannesburg Stock Exchange

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	9

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2020

KOSPI—Korean Composite Stock Price Index

LIBOR—London Interbank Offered Rate

LME—London Metal Exchange

MIB—Italian Stock Exchange

MSCI—Morgan Stanley Capital International

OAT—Obligations Assimilables du Tresor

OMXS—Nordic Exchange Stockholm Index

OTC—Over-the-counter

PRI—Primary Rate Interface

Q—Quarterly payment frequency for swaps

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

S&P—Standard & Poor’s

SGX—Singapore Exchange

SPI—Swiss Performance Index

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

TSX—Toronto Stock Exchange

ULSD—Ultra-Low Sulfur Diesel

WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Cayman Subsidiary.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:

Financial Futures contracts outstanding at August 31, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
74	10 Year Australian Treasury Bonds	Sep. 2020	$8,048,640	$(44,256)
3	10 Year Mini Japanese Government Bonds	Sep. 2020	429,174	(402)
41	10 Year U.S. Treasury Notes	Dec. 2020	5,709,250	3,682
623	BIST National 30 Index	Oct. 2020	1,033,029	(30,773)
5	DAX Index	Sep. 2020	1,928,155	44,199
44	Euro STOXX 50 Index	Sep. 2020	1,714,367	23,974
8	Euro-OAT	Sep. 2020	1,598,803	18,349
6	FTSE 100 Index	Sep. 2020	478,142	(19,441)
2	FTSE/MIB Index	Sep. 2020	234,183	(2,186)
8	Hang Seng China Enterprises Index	Sep. 2020	515,135	(14,795)
18	Mexican Bolsa Index	Sep. 2020	302,846	(14,185)
10	OMXS30 Index	Sep. 2020	204,051	683
92	S&P 500 E-Mini Index	Sep. 2020	16,094,940	1,585,845
9	S&P/TSX 60 Index	Sep. 2020	1,364,818	84,546

See Notes to Consolidated Financial Statements.

10

Financial Futures contracts outstanding at August 31, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
15	TOPIX Index	Sep. 2020	$2,288,628	$14,067
2	Yen Denominated Nikkei 225 Index	Sep. 2020	218,099	2,235

				1,651,542

Short Positions:
2	10 Year Canadian Government Bonds	Dec. 2020	231,441	656
34	10 Year Euro-Bund	Sep. 2020	7,123,154	(26,652)
2	10 Year Japanese Government Bonds	Sep. 2020	2,862,484	9,435
16	10 Year U.K. Gilt	Dec. 2020	2,887,594	5,503
11	ASX SPI 200 Index	Sep. 2020	1,223,042	19,770
14	CAC40 10 Euro	Sep. 2020	825,739	(2,443)
16	FTSE/JSE Top 40 Index	Sep. 2020	482,249	(16,584)
19	IBEX 35 Index	Sep. 2020	1,577,043	16,062
10	MSCI Taiwan Stock Index	Sep. 2020	491,100	10,028
51	SGX Nifty 50 Index	Sep. 2020	1,159,281	13,428

				29,203

				$1,680,745

Commodity Futures contracts outstanding at August 31, 2020(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
2	Copper	Dec. 2020	$153,075	$2,495
13	Cotton No. 2	Dec. 2020	423,540	1,212
13	Gasoline RBOB	Oct. 2020	662,680	(129)
16	Lean Hogs	Oct. 2020	343,040	17,961
2	Live Cattle	Oct. 2020	84,240	(348)
4	LME Nickel	Sep. 2020	368,256	6,783
10	LME Zinc	Sep. 2020	624,563	25,789
5	Mini Silver	Dec. 2020	142,970	7,504
4	Silver	Dec. 2020	571,880	32,550
11	Soybean	Nov. 2020	524,425	21,693
40	Soybean Oil	Oct. 2020	785,520	21,381

				136,891

Short Positions:
2	Coffee ’C’	Dec. 2020	96,788	(11,481)
36	Corn	Dec. 2020	643,950	(17,653)
2	Gold 100 OZ	Dec. 2020	395,720	(12,708)
5	LME Nickel	Sep. 2020	460,320	(29,381)

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	11

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Commodity Futures contracts outstanding at August 31, 2020(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
5	LME PRI Aluminum	Sep. 2020	$221,438	$895
6	LME Zinc	Sep. 2020	374,738	(5,564)
1	Mini Gold	Dec. 2020	63,612	(1,960)
22	Natural Gas	Oct. 2020	578,600	(14,652)
28	No. 2 Soft Red Winter Wheat	Dec. 2020	773,150	(33,587)
6	NY Harbor ULSD	Oct. 2020	306,760	12,072
16	WTI Crude	Oct. 2020	681,760	1,560

				(112,459)

				$24,432

(1)	Represents positions held in the Cayman Subsidiary.

Forward foreign currency exchange contracts outstanding at August 31, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	AUD	650	$449,711	$479,436	$29,725	$—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	AUD	600	416,193	442,556	26,363	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	AUD	50	36,105	36,879	774	—
British Pound,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	GBP	1,350	1,719,592	1,804,812	85,220	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	GBP	200	249,732	267,379	17,647	—
Canadian Dollar,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	CAD	850	629,634	651,694	22,060	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	CAD	750	564,127	575,024	10,897	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	CAD	500	368,484	383,349	14,865	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	CAD	350	260,306	268,344	8,038	—

See Notes to Consolidated Financial Statements.

12

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	EUR	1,450	$1,643,729	$1,730,967	$87,238	$—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	EUR	1,200	1,392,599	1,432,525	39,926	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	EUR	200	237,013	238,754	1,741	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	EUR	50	56,644	59,688	3,044	—
Japanese Yen,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	JPY	455,000	4,154,080	4,296,775	142,695	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	JPY	115,000	1,071,075	1,085,998	14,923	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	JPY	45,000	423,734	424,956	1,222	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	JPY	10,000	94,820	94,435	—	(385)
New Zealand Dollar,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	NZD	2,150	1,392,192	1,448,224	56,032	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	NZD	650	421,959	437,835	15,876	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	NZD	250	166,541	168,398	1,857	—
Norwegian Krone,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	NOK	29,250	3,209,405	3,348,754	139,349	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	NOK	3,000	321,946	343,462	21,516	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	NOK	2,500	263,403	286,219	22,816	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	NOK	1,250	139,126	143,109	3,983	—
Swedish Krona,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	SEK	30,500	3,276,379	3,526,747	250,368	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	SEK	22,500	2,455,487	2,601,699	146,212	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	SEK	3,500	380,224	404,708	24,484	—

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	13

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	CHF	3,450	$3,597,980	$3,818,291	$220,311	$—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	CHF	2,700	2,909,906	2,988,228	78,322	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	CHF	250	265,575	276,688	11,113	—

				$32,567,701	$34,065,933	1,498,617	(385)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	AUD	3,600	$2,514,660	$2,655,336	$—	$(140,676)
Expiring 09/16/20	Morgan Stanley Capital Services LLC	AUD	2,850	2,034,973	2,102,141	—	(67,168)
British Pound,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	GBP	2,650	3,372,794	3,542,780	—	(169,986)
Expiring 09/16/20	Morgan Stanley Capital Services LLC	GBP	350	434,534	467,914	—	(33,380)
Expiring 09/16/20	Morgan Stanley Capital Services LLC	GBP	150	197,156	200,534	—	(3,378)
Canadian Dollar,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	CAD	1,100	818,832	843,368	—	(24,536)
Expiring 09/16/20	Morgan Stanley Capital Services LLC	CAD	1,050	782,641	805,032	—	(22,391)
Euro,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	EUR	1,050	1,180,250	1,253,459	—	(73,209)
Expiring 09/16/20	Morgan Stanley Capital Services LLC	EUR	400	453,738	477,508	—	(23,770)
Japanese Yen,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	JPY	245,000	2,286,934	2,313,648	—	(26,714)
Expiring 09/16/20	Morgan Stanley Capital Services LLC	JPY	85,000	788,550	802,694	—	(14,144)

See Notes to Consolidated Financial Statements.

14

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	NZD	3,850	$2,565,082	$2,593,330	$—	$(28,248)
Expiring 09/16/20	Morgan Stanley Capital Services LLC	NZD	1,450	943,037	976,709	—	(33,672)
Norwegian Krone,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	NOK	29,500	3,084,990	3,377,376	—	(292,386)
Expiring 09/16/20	Morgan Stanley Capital Services LLC	NOK	21,250	2,291,540	2,432,855	—	(141,315)
Swedish Krona,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	SEK	11,500	1,298,437	1,329,758	—	(31,321)
Expiring 09/16/20	Morgan Stanley Capital Services LLC	SEK	3,750	431,193	433,617	—	(2,424)
Swiss Franc,
Expiring 09/16/20	Morgan Stanley Capital Services LLC	CHF	1,800	1,901,871	1,992,152	—	(90,281)
Expiring 09/16/20	Morgan Stanley Capital Services LLC	CHF	1,200	1,263,039	1,328,101	—	(65,062)
Expiring 09/16/20	Morgan Stanley Capital Services LLC	CHF	300	329,456	332,025	—	(2,569)

				$28,973,707	$30,260,337	—	(1,286,630)

						$1,498,617	$(1,287,015)

Total return swap agreements outstanding at August 31, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bovespa Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	10/14/20	BRL	(5,306)	$39,483	$—	$39,483

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	15

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Total return swap agreements outstanding at August 31, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
KOSPI 200 Index Futures(Q)	—	Credit Suisse Securities (Europe) Limited	9/10/20	KRW	1,008,502	$54,674	$—	$ 54,674
Swiss Market Index Futures(Q)	—	Credit Suisse Securities (Europe) Limited	9/18/20	CHF	(1,814)	(17,323)	—	(17,323)

						$76,834	$—	$ 76,834

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balance Reported in the Statement of Assets and Liabilities for OTC Swap Agreements Table:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$94,157	$(17,323)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$5,496,649

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Consolidated Financial Statements.

16

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Fund	$3,876,737	$—	$—
Unaffiliated Fund	3,315,329	—	—
U.S. Treasury Obligations	—	27,490,135	—

Total	$7,192,066	$27,490,135	$—

Other Financial Instruments*
Assets
Financial Futures Contracts	$1,852,462	$—	$—
Commodity Futures Contracts	151,895	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,498,617	—
OTC Total Return Swap Agreements	—	94,157	—

Total	$2,004,357	$1,592,774	$—

Liabilities
Financial Futures Contracts	$(171,717)	$—	$—
Commodity Futures Contracts	(127,463)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,287,015)	—
OTC Total Return Swap Agreement	—	(17,323)	—

Total	$(299,180)	$(1,304,338)	$—

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Fund Composition:

The fund composition of investments (excluding derivatives) and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2020 were as follows:

U.S. Treasury Obligations	77.7%
Affiliated Mutual Fund	10.9
Unaffiliated Fund	9.4

98.0
Other assets in excess of liabilities	2.0

100.0%

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	17

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Consolidated Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2020 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$151,895	*	Due from/to broker-variation margin futures	$127,463	*
Equity contracts	Due from/to broker-variation margin futures	1,814,837	*	Due from/to broker-variation margin futures	100,407	*
Equity contracts	Unrealized appreciation on OTC swap agreements	94,157		Unrealized depreciation on OTC swap agreements	17,323
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,498,617		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,287,015
Interest rate contracts	Due from/to broker-variation margin futures	37,625	*	Due from/to broker-variation margin futures	71,310	*

		$3,597,131			$1,603,518

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

18

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended August 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$1,016,336	$—	$—
Equity contracts	(4,191,879)	—	174,293
Foreign exchange contracts	—	(1,294,998)	—
Interest rate contracts	(420,153)	—	—

Total	$(3,595,696)	$(1,294,998)	$174,293

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$(6,779)	$—	$—
Equity contracts	4,418,212	—	(170,273)
Foreign exchange contracts	—	886,353	—
Interest rate contracts	(171,996)	—	—

Total	$4,239,437	$886,353	$(170,273)

For the six months ended August 31, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$44,900,937	$24,011,352	$47,100,827

Forward Foreign Currency Exchange Contracts—Sold(2)
$43,975,506

Total Return Swap Agreements(1)
$3,331,432

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	19

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2020

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Credit Suisse Securities (Europe) Limited	$94,157	$(17,323)	$76,834	$—	$76,834
Morgan Stanley Capital Services LLC	1,498,617	(1,287,015)	211,602	(211,602)	—

	$1,592,774	$(1,304,338)	$288,436	$(211,602)	$76,834

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Consolidated Financial Statements.

20

Consolidated Statement of Assets and Liabilities (unaudited)

as of August 31, 2020

Assets
Investments at value:
Unaffiliated investments (cost $30,802,252)	$30,805,464
Affiliated investments (cost $3,876,737)	3,876,737
Foreign currency, at value (cost $609,607)	612,992
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,498,617
Unrealized appreciation on OTC swap agreements	94,157
Dividends and interest receivable	178
Receivable for Fund shares sold	57
Prepaid expenses	1,483

Total Assets	36,889,685

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,287,015
Due to broker—variation margin futures	88,523
Accrued expenses and other liabilities	85,048
Unrealized depreciation on OTC swap agreements	17,323
Management fee payable	8,786
Payable for Fund shares reacquired	7,566
Trustees’ fees payable	1,947
Deposit due to broker for centrally cleared/exchange-traded derivatives	1,478
Distribution fee payable	429
Affiliated transfer agent fee payable	290

Total Liabilities	1,498,405

Net Assets	$35,391,280

Net assets were comprised of:
Shares of beneficial interest, at par	$3,911
Paid-in capital in excess of par	39,195,158
Total distributable earnings (loss)	(3,807,789)

Net assets, August 31, 2020	$35,391,280

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	21

Consolidated Statement of Assets and Liabilities (unaudited)

as of August 31, 2020

Class A

Net asset value, and redemption price per share, ($1,106,504 ÷ 122,855 shares of beneficial interest issued and outstanding)	$9.01
Maximum sales charge (5.50% of offering price)	0.52

Maximum offering price to public	$9.53

Class C

Net asset value, offering price and redemption price per share, ($193,744 ÷ 22,010 shares of beneficial interest issued and outstanding)	$8.80

Class Z

Net asset value, offering price and redemption price per share, ($835,529 ÷ 92,219 shares of beneficial interest issued and outstanding)	$9.06

Class R6

Net asset value, offering price and redemption price per share, ($33,255,503 ÷ 3,673,550 shares of beneficial interest issued and outstanding)	$9.05

See Notes to Consolidated Financial Statements.

22

Consolidated Statement of Operations (unaudited)

Six Months Ended August 31, 2020

Net Investment Income (Loss)
Income
Interest income	$58,506
Affiliated dividend income	10,350
Unaffiliated dividend income	5,704

Total income	74,560

Expenses
Management fee	220,947
Distribution fee(a)	3,119
Custodian and accounting fees	64,415
Audit fee	26,718
Registration fees(a)	26,680
Legal fees and expenses	9,624
Shareholders’ reports	7,523
Trustees’ fees	5,447
Transfer agent’s fees and expenses (including affiliated expense of $920)(a)	4,329
Miscellaneous	7,961

Total expenses	376,763
Less: Fee waiver and/or expense reimbursement(a)	(165,257)
Distribution fee waiver(a)	(304)

Net expenses	211,202

Net investment income (loss)	(136,642)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	2,012
Futures transactions	(3,595,696)
Forward currency contract transactions	(1,294,998)
Swap agreement transactions	174,293
Foreign currency transactions	(134,911)

(4,849,300)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,702)
Futures	4,239,437
Forward currency contracts	886,353
Swap agreements	(170,273)
Foreign currencies	5,883

4,958,698

Net gain (loss) on investment and foreign currency transactions	109,398

Net Increase (Decrease) In Net Assets Resulting From Operations	$(27,244)

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	23

Consolidated Statement of Operations (unaudited)

Six Months Ended August 31, 2020

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,825	1,294	—	—
Registration fees	6,670	6,670	6,670	6,670
Transfer agent’s fees and expenses	1,391	305	2,611	22
Fee waiver and/or expense reimbursement	(12,754)	(7,970)	(14,510)	(130,023)
Distribution fee waiver	(304)	—	—	—

See Notes to Consolidated Financial Statements.

24

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2020	Year Ended February 29, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(136,642)	$316,754
Net realized gain (loss) on investment and foreign currency transactions	(4,849,300)	3,460,442
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,958,698	(4,429,798)

Net increase (decrease) in net assets resulting from operations	(27,244)	(652,602)

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(60,569)
Class C	—	(10,673)
Class Z	—	(153,114)
Class R6	—	(1,618,297)

	—	(1,842,653)

Fund share transactions
Net proceeds from shares sold	144,079	1,876,841
Net asset value of shares issued in reinvestment of dividends and distributions	—	1,842,429
Cost of shares reacquired	(2,821,235)	(816,939)

Net increase (decrease) in net assets from Fund share transactions	(2,677,156)	2,902,331

Total increase (decrease)	(2,704,400)	407,076

Net Assets:
Beginning of period	38,095,680	37,688,604

End of period	$35,391,280	$38,095,680

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	25

Notes to Consolidated Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six series: PGIM Global Dynamic Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These consolidated financial statements relate only to the PGIM QMA Global Tactical Allocation Fund (the “Fund”).

The investment objective of the Fund is to seek long-term risk adjusted total return.

The Fund wholly owns and controls the PGIM QMA Global Tactical Allocation Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. The Trust’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Cayman Subsidiary, and the Fund’s role as sole shareholder of the Cayman Subsidiary. Except as otherwise described herein, the Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures as the Fund. The consolidated financial statements of the Fund include the financial results of the Cayman Subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Fund and the Cayman Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Cayman Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

26

To the extent of the Fund’s investment through the Cayman Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Cayman Subsidiary invests. By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments.

The Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission rules.

As of August 31, 2020, the Cayman Subsidiary had net assets of $5,316,044 representing 15.0% of the Fund’s net assets.

2. Accounting Policies

The Fund and the Cayman Subsidiary (collectively hereafter, the “Fund”) follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Consolidated

PGIM QMA Global Tactical Allocation Fund	27

Notes to Consolidated Financial Statements (unaudited) (continued

Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows.

28

Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933,

PGIM QMA Global Tactical Allocation Fund	29

Notes to Consolidated Financial Statements (unaudited) (continued)

may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward

30

and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Cayman Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs). The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

PGIM QMA Global Tactical Allocation Fund	31

Notes to Consolidated Financial Statements (unaudited) (continued)

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The Fund invested in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Consolidated Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Consolidated Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Consolidated Schedule of Investments.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

32

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Consolidated Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Consolidated Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Consolidated Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on consolidated financial statements.

PGIM QMA Global Tactical Allocation Fund	33

Notes to Consolidated Financial Statements (unaudited) (continued)

As of August 31, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

34

3. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 1.10% of the Fund’s average daily net assets up to and including $1 billion, 1.08% of the next $2 billion, 1.06% of the next $2 billion, 1.05% of the next $5 billion and 1.04% of average daily net assets in excess of $10 billion (including the Cayman Subsidiary). The effective consolidated management fee rate before any waivers and/or expense reimbursements was 1.28% for the reporting period ended August 31, 2020.

The Manager has contractually agreed, through June 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.45% of average daily net assets for Class A shares, 2.20% of average daily net assets for Class C shares, 1.20% of average daily net assets for Class Z shares and 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal

PGIM QMA Global Tactical Allocation Fund	35

Notes to Consolidated Financial Statements (unaudited) (continued)

year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Cayman Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Cayman Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Cayman Subsidiary will pay the Manager a monthly fee at the annual rate of 1.10% of the Cayman Subsidiary’s average daily net assets up to and including $1 billion, 1.08% on the next $2 billion of average daily net assets, 1.06% on the next $2 billion of average daily net assets, 1.05% on the next $5 billion of average daily net assets and 1.04% on the average daily net assets in excess of $10 billion. The Manager has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver may not be terminated without prior approval of the Fund’s Board as long as the Fund remains invested in the Cayman Subsidiary or intends to invest in the Cayman Subsidiary. The Manager also has entered into a separate Subadvisory Agreement with QMA relating to the Cayman Subsidiary.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through June 30, 2021 to limit such expenses to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended August 31, 2020, PIMS received $1,161 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2020, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

36

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended August 31, 2020, no 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

There were no purchases or sales of portfolio securities, other than short-term investments, for the reporting period ended August 31, 2020.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investment for the reporting period ended August 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$4,373,156	$18,299,778	$18,796,197	$—	$—	$3,876,737	3,876,737	$10,350

*	The Fund did not have any capital gain distributions during the reporting period.

PGIM QMA Global Tactical Allocation Fund	37

Notes to Consolidated Financial Statements (unaudited) (continued)

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2020 were as follows:

Tax Basis	$36,604,605

Gross Unrealized Appreciation	3,633,426
Gross Unrealized Depreciation	(3,562,217)

Net Unrealized Appreciation	$71,209

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund utilized approximately $660,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended February 29, 2020.

The Fund elected to treat post-October capital losses of approximately $358,000 and late year losses of approximately $808,000 as having been incurred in the following fiscal year (February 28, 2021).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 29, 2020 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

38

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of August 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class C	1,194	5.4%
Class R6	3,673,550	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	94.0%	—	—%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2020:
Shares sold	7,823	$66,866
Shares reacquired	(46,984)	(401,432)

Net increase (decrease) in shares outstanding	(39,161)	$(334,566)

Year ended February 29, 2020:
Shares sold	44,609	$435,224
Shares issued in reinvestment of dividends and distributions	6,243	60,432
Shares reacquired	(30,651)	(300,294)

Net increase (decrease) in shares outstanding	20,201	$195,362

Class C
Six months ended August 31, 2020:
Shares sold	1,159	$9,440
Shares reacquired	(20,675)	(170,517)

Net increase (decrease) in shares outstanding	(19,516)	$(161,077)

Year ended February 29, 2020:
Shares sold	26,969	$259,500
Shares issued in reinvestment of dividends and distributions	1,121	10,674
Shares reacquired	(7,475)	(72,133)

Net increase (decrease) in shares outstanding	20,615	$198,041

PGIM QMA Global Tactical Allocation Fund	39

Notes to Consolidated Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended August 31, 2020:
Shares sold	7,833	$67,218
Shares reacquired	(265,606)	(2,249,286)

Net increase (decrease) in shares outstanding	(257,773)	$(2,182,068)

Year ended February 29, 2020:
Shares sold	120,205	$1,182,117
Shares issued in reinvestment of dividends and distributions	15,743	153,026
Shares reacquired	(46,296)	(444,512)

Net increase (decrease) in shares outstanding	89,652	$890,631

Class R6
Six months ended August 31, 2020:
Shares sold	—	$555

Net increase (decrease) in shares outstanding	—	$555

Year ended February 29, 2020:
Shares issued in reinvestment of dividends and distributions	166,492	$1,618,297

Net increase (decrease) in shares outstanding	166,492	$1,618,297

8. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Subsequent to the reporting period end, the SCA has been renewed effective October 2, 2020 and will provide a commitment of $1,200,000,000 through September 30, 2021. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

40

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2020.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Subsidiary Risk: By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in the Fund’s Prospectus, is not subject to all the investor protections of the 1940 Act. The IRS has proposed regulations that if finalized in current form would require the Cayman Subsidiary to distribute its income on an annual basis in order for such income to be considered qualifying Regulated Investment Company (“RIC”) income for tax purposes. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may

PGIM QMA Global Tactical Allocation Fund	41

Notes to Consolidated Financial Statements (unaudited) (continued)

be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no

42

willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

PGIM QMA Global Tactical Allocation Fund	43

Consolidated Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,				April 21, 2015(a) through February 29,
	2020		2020	2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.98		$9.54	$10.00	$9.91	$9.24	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		0.06	0.05	(0.06)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		(0.20)	0.01	0.87	1.03	(0.64)
Total from investment operations	0.03		(0.14)	0.06	0.81	0.92	(0.76)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.17)	-	-	(0.25)	-
Distributions from net realized gains	-		(0.25)	(0.52)	(0.72)	-	-
Total dividends and distributions	-		(0.42)	(0.52)	(0.72)	(0.25)	-
Net asset value, end of period	$9.01		$8.98	$9.54	$10.00	$9.91	$9.24
Total Return(c):	0.33%		(1.82)%	0.53%	8.51%	10.25%	(7.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,107		$1,455	$1,353	$773	$452	$127
Average net assets (000)	$1,207		$1,455	$1,088	$620	$359	$57
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.45	%(f)	1.45%	1.46%	1.50%	1.50%	1.50	%(f)
Expenses before waivers and/or expense reimbursement	3.60	%(f)	3.23%	3.70%	4.31%	2.85%	4.00	%(f)
Net investment income (loss)	(1.00	)%(f)	0.56%	0.54%	(0.58)%	(1.17)%	(1.45	)%(f)
Portfolio turnover rate(g)	0%		0%	0%	0%	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

44

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,				April 21, 2015(a) through February 29,
	2020		2020	2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.81		$9.31	$9.85	$9.85	$9.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.02)	(0.02)	(0.14)	(0.18)	(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		(0.19)	- (c)	0.86	1.04	(0.64)
Total from investment operations	(0.01)		(0.21)	(0.02)	0.72	0.86	(0.82)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.04)	-	-	(0.19)	-
Distributions from net realized gains	-		(0.25)	(0.52)	(0.72)	-	-
Total dividends and distributions	-		(0.29)	(0.52)	(0.72)	(0.19)	-
Net asset value, end of period	$8.80		$8.81	$9.31	$9.85	$9.85	$9.18
Total Return(d):	(0.11)%		(2.52)%	(0.31)%	7.63%	9.57%	(8.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$194		$366	$195	$93	$95	$77
Average net assets (000)	$257		$304	$137	$88	$85	$63
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	2.20	%(g)	2.20%	2.21%	2.25%	2.25%	2.25	%(g)
Expenses before waivers and/or expense reimbursement	8.36	%(g)	7.41%	14.14%	15.86%	3.58%	5.08	%(g)
Net investment income (loss)	(1.72	)%(g)	(0.25)%	(0.20)%	(1.38)%	(1.93)%	(2.20	)%(g)
Portfolio turnover rate(h)	0%		0%	0%	0%	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	45

Consolidated Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,				April 21, 2015(a) through February 29,
	2020		2020	2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.02		$9.60	$10.03	$9.94	$9.25	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.08	0.09	(0.03)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		(0.20)	- (c)	0.86	1.05	(0.65)
Total from investment operations	0.04		(0.12)	0.09	0.83	0.96	(0.75)
Less Dividends and Distributions:
Dividends from net investment income	—		(0.21)	-	(0.02)	(0.27)	-
Distributions from net realized gains	—		(0.25)	(0.52)	(0.72)	-	-
Total dividends and distributions	—		(0.46)	(0.52)	(0.74)	(0.27)	-
Net asset value, end of period	$9.06		$9.02	$9.60	$10.03	$9.94	$9.25
Total Return(d):	0.44%		(1.58)%	0.84%	8.68%	10.70%	(7.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$836		$3,158	$2,499	$233	$119	$20
Average net assets (000)	$1,366		$3,096	$1,074	$170	$71	$13
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.20	%(g)	1.20%	1.20%	1.25%	1.25%	1.25	%(g)
Expenses before waivers and/or expense reimbursement	3.31	%(g)	2.45%	3.43%	8.69%	2.54%	3.97	%(g)
Net investment income (loss)	(0.59	)%(g)	0.79%	0.99%	(0.32)%	(0.91)%	(1.20	)%(g)
Portfolio turnover rate(h)	0%		0%	0%	0%	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

46

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,				April 21, 2015(a) through February 29,
	2020		2020	2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.02		$9.59	$10.03	$9.94	$9.25	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.08	0.07	(0.04)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		(0.19)	0.01	0.87	1.05	(0.65)
Total from investment operations	0.03		(0.11)	0.08	0.83	0.96	(0.75)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.21)	-	(0.02)	(0.27)	-
Distributions from net realized gains	-		(0.25)	(0.52)	(0.72)	-	-
Total dividends and distributions	-		(0.46)	(0.52)	(0.74)	(0.27)	-
Net asset value, end of period	$9.05		$9.02	$9.59	$10.03	$9.94	$9.25
Total Return(c):	0.44%		(1.59)%	0.73%	8.69%	10.70%	(7.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,256		$33,117	$33,642	$33,378	$30,718	$27,769
Average net assets (000)	$31,618		$34,937	$33,534	$31,730	$28,961	$28,796
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.20	%(f)	1.20%	1.21%	1.25%	1.25%	1.25	%(f)
Expenses before waivers and/or expense reimbursement	2.02	%(f)	1.88%	1.92%	2.10%	2.38%	3.33	%(f)
Net investment income (loss)	(0.78	)%(f)	0.82%	0.74%	(0.36)%	(0.93)%	(1.20	)%(f)
Portfolio turnover rate(g)	0%		0%	0%	0%	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	47

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

48

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM QMA Global Tactical Allocation Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM QMA Global Tactical Allocation Fund is a series of Prudential Investment Portfolios 3.

PGIM QMA Global Tactical Allocation Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant

Visit our website at pgim.com/investments

information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and QMA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2019 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM QMA Global Tactical Allocation Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2019. The Board considered that the Fund commenced operations on April 21, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of

Visit our website at pgim.com/investments

the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one- and three-year periods.
•	The Board considered that the Fund commenced operations on April 21, 2015 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.45% for Class A shares, 2.20% for Class C shares, 1.20% for Class Z shares, and 1.20% for Class R6 shares through June 30, 2021.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board considered information provided by PGIM Investments indicating that the Fund’s net total expense ratio was two basis points from the median of all funds in the Peer Group.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM QMA Global Tactical Allocation Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Global Tactical Allocation Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA GLOBAL TACTICAL ALLOCATION FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PTALX	PTCLX	PTZLX	PTQLX
CUSIP	74440K728	74440K710	74440K686	74440K694

MF227E2

PGIM STRATEGIC BOND FUND

SEMIANNUAL REPORT

AUGUST 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Strategic Bond Fund informative and useful. The report covers performance for the six-month period ended August 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Strategic Bond Fund

October 15, 2020

PGIM Strategic Bond Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 8/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	0.86	0.81	5.64	5.26 (7/9/15)
Class C	0.57	2.54	5.53	5.14 (7/9/15)
Class Z	1.14	4.70	6.68	6.27 (7/9/15)
Class R6	1.05	4.62	N/A	6.13 (4/26/17)
Bloomberg Barclays Intermediate US Aggregate Bond Index
	2.61	5.45	3.41	—

Average Annual Total Returns as of 8/31/20 Since Inception (%)
Class A, C, Z (7/9/15)	Class R6 (4/26/17)
Bloomberg Barclays Intermediate US Aggregate Bond Index
3.39	4.10

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays Intermediate US Aggregate Bond Index—The Bloomberg Barclays Intermediate US Aggregate Bond Index is the intermediate component of the Bloomberg Barclays US Aggregate Bond Index, which is unmanaged and represents securities that are SEC-registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with maturities from 1 year up to, but not including, 10 years for all sectors except for Securitized, which does not have a maximum weighted average maturity or remaining average life constraint.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Strategic Bond Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/20 (%)
AAA	26.0
AA	6.1
A	6.0
BBB	17.7
BB	18.2
B	14.4
CCC	5.6
CC	0.4
C	0.1
Not Rated	7.4
Cash/Cash Equivalents	–1.9
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 8/31/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.20	2.93	2.87
Class C	0.16	2.26	2.20
Class Z	0.22	3.36	3.21
Class R6	0.22	3.39	3.23

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM Strategic Bond Fund	7

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Strategic Bond Fund		Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,008.60	0.98%	$4.96
	Hypothetical	$1,000.00	$1,020.27	0.98%	$4.99
Class C	Actual	$1,000.00	$1,005.70	1.73%	$8.75
	Hypothetical	$1,000.00	$1,016.48	1.73%	$8.79
Class Z	Actual	$1,000.00	$1,011.40	0.62%	$3.14
	Hypothetical	$1,000.00	$1,022.08	0.62%	$3.16
Class R6	Actual	$1,000.00	$1,010.50	0.59%	$2.99
	Hypothetical	$1,000.00	$1,022.23	0.59%	$3.01

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2020, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 99.9%

ASSET-BACKED SECURITIES 13.9%

Automobiles 0.3%

Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A	2.360%	03/20/26		1,000	$1,021,008
Hertz Vehicle Financing II LP,
Series 2016-02A, Class A, 144A	2.950	03/25/22		517	517,715
Series 2018-01A, Class A, 144A	3.290	02/25/24		522	522,238
Series 2019-02A, Class A, 144A	3.420	05/25/25		1,044	1,044,119
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		800	800,000
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class E, 144A	4.740	11/14/25		800	803,246

					4,708,326

Collateralized Loan Obligations 10.9%

AIG CLO Ltd.,
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.311(c)	05/22/29		3,000	3,004,250
Anchorage Capital Europe CLO (Ireland),
Series 01X, Class A2	1.500	01/15/31	EUR	3,000	3,568,251
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.222(c)	01/20/32		7,000	6,996,081
Apres Static CLO Ltd. (Cayman Islands),
Series 2020-01A, Class B, 144A, 3 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	4.184(c)	04/15/28		9,130	9,130,782
Armada Euro CLO DAC (Ireland),
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250	297,429
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.611(c)	10/21/32		9,000	8,953,159
Ballyrock CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)	1.635(c)	07/15/32		6,500	6,453,209
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.514(c)	01/24/29		2,750	2,730,573
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.615(c)	10/15/32		2,000	1,976,526

See Notes to Financial Statements.

PGIM Strategic Bond Fund    9

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

BlueMountain Fuji CLO DAC (Ireland),
Series 04A, Class B2, 144A	2.900%	03/30/32	EUR	1,000	$1,191,013
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.623(c)	01/17/28		500	489,905
Cathedral Lake CLO Ltd. (Cayman Islands),
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	2.522(c)	10/20/28		7,500	7,519,904
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.632(c)	10/20/32		7,000	6,981,065
Series 2020-12A, Class B, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.380(c)	07/20/31		7,500	7,499,889
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class B1, 144A, 3 Month LIBOR + 2.460% (Cap N/A, Floor 2.460%)	2.679(c)	07/20/31		14,250	14,249,776
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A2, 144A	1.450	05/22/32	EUR	1,500	1,778,539
CVC Cordatus Loan Fund DAV (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	500	596,010
Elevation CLO Ltd. (Cayman Islands),
Series 2015-04A, Class BR, 144A, 3 Month LIBOR + 1.670% (Cap N/A, Floor 0.000%)	1.942(c)	04/18/27		6,000	5,985,038
Ellington CLO Ltd. (Cayman Islands),
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	2.115(c)	04/15/29		2,000	1,952,448
Hayfin Emerald CLO DAC (Ireland),
Series 02A, Class B2, 144A	2.650	05/27/32	EUR	1,000	1,190,848
HPC Investment Partners CLO,
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	1.897(c)	10/20/29		750	724,040
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.222(c)	10/20/31		500	488,168
MidOcean Credit CLO (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.392(c)	07/19/28		3,250	3,227,435
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.903(c)	02/20/31		250	245,417
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.646(c)	10/23/32		9,250	9,037,153

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Montmartre Euro CLO DAC (Ireland),
Series 2020-02A, Class B1, 144A, 3 Month EURIBOR + 2.250% (Cap N/A, Floor 2.250%)	2.250%(c)	07/15/33	EUR	6,750	$8,062,354
Series 2020-02A, Class B2, 144A	2.650	07/15/33	EUR	4,000	4,778,431
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	2.055(c)	07/15/31		500	490,977
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.275(c)	04/15/29		1,000	992,152
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class B1, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)^	2.954(c)	09/01/31		5,000	4,987,500
OCP CLO Ltd. (Cayman Islands),
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.602(c)	07/20/32		5,000	4,976,442
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.172(c)	10/20/31		250	244,068
Pikes Peak CLO (Cayman Islands),
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.645(c)	07/15/32		7,000	6,955,237
SCOF Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.455(c)	07/15/28		3,250	3,232,415
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	1.942(c)	05/07/31		500	490,053
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	1.370(c)	08/15/30		14,000	13,795,866
St Paul’s CLO DAC (Ireland),
Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	7,500	8,861,999
Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	500	595,809
Strata CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	1.865(c)	01/15/31		1,750	1,698,665
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class B, 144A, 3 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	4.360(c)	04/20/28		5,000	5,002,501
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.675(c)	07/15/27		250	246,887

See Notes to Financial Statements.

PGIM Strategic Bond Fund    11

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Trinitas CLO Ltd. (Cayman Islands), (cont’d.)
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.222%(c)	10/18/31	650	$640,895
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.465(c)	07/15/31	500	479,874

				172,799,033

Consumer Loans 0.7%

OneMain Financial Issuance Trust,
Series 2017-01A, Class C, 144A	3.350	09/14/32	100	100,211
Series 2018-01A, Class C, 144A	3.770	03/14/29	1,000	1,024,804
Series 2020-02A, Class C, 144A	2.760	09/14/35	1,600	1,610,460
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A	3.910	07/08/24	1,312	1,334,979
Series 2018-B, Class B, 144A	4.500	07/08/24	250	251,880
Oportun Funding X LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24	2,654	2,700,201
Series 2018-C, Class C, 144A	5.520	10/08/24	500	500,538
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25	1,100	1,078,622
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.025(c)	02/25/23	1,720	1,679,731
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.825(c)	08/25/25	1,300	1,242,335

				11,523,761

Home Equity Loans 0.0%

New Century Home Equity Loan Trust,
Series 2003-06, Class M1, 1 Month LIBOR + 1.080% (Cap 12.500%, Floor 0.720%)	1.255(c)	01/25/34	95	91,010

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Other 0.9%

PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.525%(c)	04/25/23		5,130	$4,929,536
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.975(c)	06/25/24		10,600	9,948,991

					14,878,527

Residential Mortgage-Backed Securities 0.2%

Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58		556	558,102
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59		291	295,700
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		402	407,122
Series 2019-GS04, Class A1, 144A	3.438	05/25/59		1,135	1,135,753
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54		224	225,166
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	04/16/23	EUR	718	805,408

					3,427,251

Student Loans 0.9%

Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, 144A	— (p)	10/25/48		1,898	122,472
SoFi Alternative Trust,
Series 2019-D, Class 1PT, 144A	2.578(cc)	01/16/46		3,163	3,271,633
Series 2019-F, Class PT1, 144A	1.870(cc)	02/15/45		5,135	5,189,941
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.425(c)	11/29/24		2,753	2,711,278
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.925(c)	11/29/24		2,186	2,215,586

					13,510,910

TOTAL ASSET-BACKED SECURITIES (cost $218,990,425)					220,938,818

See Notes to Financial Statements.

PGIM Strategic Bond Fund    13

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS 1.9%

Building Materials 1.1%
Clay Holdco BV (Netherlands),
Facility B Loan, 3 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500%(c)	10/30/26	EUR	2,000	$2,303,165
Term Loan, 3 Month EURIBOR + 9.000% (Cap N/A, Floor 0.000%)	9.000(c)	10/30/27	EUR	2,000	2,303,166
Hestiafloor 2 SASU (France),
Facility B, 3 Month EURIBOR + 4.250%	4.250(c)	02/27/27		11,800	13,758,824

					18,365,155

Chemicals 0.1%

Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.309(c)	06/26/25		990	971,180
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	8.756(c)	06/26/26		600	538,263

					1,509,443

Computers 0.1%

McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	9.500(c)	09/29/25		1,250	1,262,500

Foods 0.2%

Froneri Finco SARL (United Kingdom),
Second Lien Facility (EUR) Loan, 1 Month EURIBOR + 5.750% (Cap N/A, Floor 0.000%)	5.750(c)	01/31/28	EUR	2,400	2,854,494

Oil & Gas 0.1%

Chesapeake Energy Corp.,
Class A Loan	0.000	06/24/24(d)		2,275	1,470,929

Retail 0.3%

Stonegate Pub Co. Ltd.,
Term Loan, 6 Month GBP LIBOR + 8.5000%^	8.735(c)	03/03/28		3,600	4,138,578

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications 0.0%

West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000%(c)	10/10/24	990	$881,377

TOTAL BANK LOANS (cost $30,189,929)				30,482,476

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.6%

20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.203(cc)	05/15/35	4,900	4,473,581
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35	5,000	4,415,363
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35	100	81,579
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4	2.661	08/15/52	12,000	12,956,846
Series 2019-C04, Class XB, IO	1.295(cc)	08/15/52	43,170	3,842,821
BBCMS Mortgage Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	250	163,005
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	250	206,368
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.610(c)	03/15/37	450	421,421
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.812(c)	10/15/36	4,984	4,900,243
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.662(c)	12/15/36	10,840	10,624,759
CD Mortgage Trust,
Series 2019-CD08, Class A3	2.657	08/15/57	12,000	13,030,910
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class E, 144A	4.903(cc)	01/10/36	3,700	3,696,339
Commercial Mortgage Trust,
Series 2019-GC44, Class A4	2.698	08/15/57	10,000	10,914,001
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.312(c)	05/15/36	5,000	4,899,811
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.812(c)	05/15/36	2,100	2,047,396
Credit Suisse Mortgage Trust,
Series 2017-LSTK, Class D, 144A	3.442(cc)	04/05/33	5,000	4,811,361
Series 2017-LSTK, Class E, 144A	3.442(cc)	04/05/33	250	233,879
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A3	2.956	01/15/49	941	942,134
Series 2018-CX11, Class A3	4.095	04/15/51	500	556,685

See Notes to Financial Statements.

PGIM Strategic Bond Fund    15

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.862%(c)	05/15/35		93	$88,908
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.162(c)	05/15/35		325	302,296
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36		250	253,977
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36		250	239,140
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.497(cc)	03/25/26		1,131	73,815
Series K066, Class X1, IO	0.889(cc)	06/25/27		7,445	335,631
Series K103, Class X1, IO	0.756(cc)	11/25/29		150,032	7,849,642
Series KC02, Class X1, IO	0.505(cc)	03/25/24		87,898	1,055,921
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35		175	169,347
JPMDB Commercial Mortgage Securities Trust,
Series 2019-COR06, Class A3	2.795	11/13/52		20,000	21,825,510
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		3,325	3,299,934
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49		500	529,570
MAD Commercial Mortgage Trust,
Series 2019-650M, Class A, 144A	3.575(cc)	12/12/34		10,385	9,150,880
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		7,125	6,370,225
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		17,100	12,086,326
Series 2019-MEAD, Class XA, IO, 144A	0.113(cc)	11/10/36		297,065	563,414
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class XCP, IO, 144A	— (p)	06/15/33		170,633	1,621
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.581(c)	01/23/29	GBP	450	590,839
UBS Commercial Mortgage Trust,
Series 2018-C15, Class A4	4.341	12/15/51		7,150	8,543,680
Series 2019-C17, Class A3	2.669	10/15/52		16,000	17,274,680

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Wells Fargo Commercial Mortgage Trust,
Series 2018-C46, Class A4	4.152%	08/15/51	9,000	$10,608,663

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $183,347,671)				184,432,521

CORPORATE BONDS 47.6%

Advertising 0.0%

National CineMedia LLC,
Sr. Unsec’d. Notes	5.750	08/15/26	125	81,251

Aerospace & Defense 0.7%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	1,035	1,005,267
Sr. Unsec’d. Notes	3.825	03/01/59	1,500	1,270,599
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	600	454,312
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	200	149,263
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	7,850	5,698,312
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	1,750	1,681,595
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes	5.400	02/01/27	1,040	963,033

				11,222,381

Agriculture 0.3%

Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	1,100	1,212,029
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	6.125	02/01/25	3,150	3,195,556

				4,407,585

Airlines 0.3%

Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.625	03/15/22	1,070	1,063,274
Sr. Unsec’d. Notes	3.750	10/28/29(a)	1,720	1,531,780
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	695	752,496
Sr. Unsec’d. Notes	5.250	05/04/25(a)	1,545	1,681,956

See Notes to Financial Statements.

PGIM Strategic Bond Fund    17

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)

United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates(h)	2.700%	11/01/33		460	$421,033

					5,450,539

Apparel 0.1%

Hanesbrands, Inc.,
Gtd. Notes, 144A	5.375	05/15/25		835	891,142

Auto Manufacturers 0.9%

BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.100	04/12/21		80	81,284
Ford Motor Co.,
Sr. Unsec’d. Notes	5.291	12/08/46		45	42,631
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.350	11/01/22		2,080	2,077,582
Sr. Unsec’d. Notes	4.271	01/09/27		2,500	2,525,329
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43		80	93,068
Sr. Unsec’d. Notes	6.800	10/01/27		1,810	2,212,622
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.900	02/26/25		3,900	4,046,243
Sr. Unsec’d. Notes	3.600	06/21/30(a)		2,730	2,842,433

					13,921,192

Auto Parts & Equipment 0.8%

Adient Global Holdings Ltd.,
Gtd. Notes	3.500	08/15/24	EUR	200	221,488
Gtd. Notes, 144A	4.875	08/15/26		850	796,207
Adient US LLC,
Sr. Sec’d. Notes, 144A	7.000	05/15/26		400	429,159
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	04/01/25(a)		275	283,563
Gtd. Notes	6.250	03/15/26(a)		2,350	2,401,564
Gtd. Notes	6.500	04/01/27(a)		1,350	1,389,211
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A	5.625	11/15/26(a)		1,700	950,672
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25		250	259,803
Gtd. Notes, 144A	6.500	06/01/26(a)		1,175	1,238,300

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)

Dana, Inc.,
Sr. Unsec’d. Notes	5.375%	11/15/27		3,015	$3,195,125
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes	4.750	01/23/25(a)		1,285	1,281,895

					12,446,987

Banks 7.6%

Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy),
Sr. Unsec’d. Notes	1.375	07/20/22	EUR	200	242,228
Banco do Brasil SA (Brazil),
Gtd. Notes	3.875	10/10/22		1,020	1,054,166
Banco Nacional de Costa Rica (Costa Rica),
Sr. Unsec’d. Notes	5.875	04/25/21		1,793	1,811,865
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	2.706	06/27/24		2,400	2,557,687
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	3.750	04/11/24		475	498,855
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100(ff)	–(rr)		110	122,489
Jr. Sub. Notes, Series DD	6.300(ff)	–(rr)		1,600	1,847,800
Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)		5,800	6,162,671
Jr. Sub. Notes, Series MM	4.300(ff)	–(rr)		1,750	1,735,476
Sr. Unsec’d. Notes	2.592(ff)	04/29/31		2,820	3,000,834
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		2,450	2,660,762
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		1,000	1,108,979
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50		750	969,405
Sub. Notes, MTN	4.250	10/22/26		460	531,929
Sub. Notes, MTN	4.450	03/03/26		1,820	2,105,200
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	6.750	10/31/23(a)	EUR	1,660	1,923,975
Sr. Unsec’d. Notes, 144A	6.375	07/15/26	EUR	660	735,026
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932(ff)	05/07/25		600	651,779
Sr. Unsec’d. Notes	4.610(ff)	02/15/23		775	814,942
Sr. Unsec’d. Notes	4.950	01/10/47(a)		1,220	1,635,595
Sub. Notes	4.836	05/09/28		1,270	1,415,095
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	4.400	08/14/28		400	471,292
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31(a)		2,020	2,176,104

See Notes to Financial Statements.

PGIM Strategic Bond Fund    19

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

CIT Group, Inc.,
Sub. Notes	6.125%	03/09/28	150	$176,728
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	–(rr)	975	996,065
Jr. Sub. Notes, Series V	4.700(ff)	–(rr)	4,850	4,800,172
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	9,708,170
Corp. Financiera de Desarrollo SA (Peru),
Sr. Unsec’d. Notes, 144A	4.750	02/08/22	1,200	1,254,318
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	1,100	1,234,649
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22	1,795	1,832,216
Sr. Unsec’d. Notes, 144A	5.000(ff)	01/12/23	200	210,542
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	4.250	02/04/21	2,500	2,533,002
Development Bank of the Republic of Belarus JSC (Belarus),
Sr. Unsec’d. Notes	6.750	05/02/24	2,020	1,900,265
Sr. Unsec’d. Notes, 144A	6.750	05/02/24	1,200	1,128,870
Discover Bank,
Sr. Unsec’d. Notes	2.700	02/06/30(a)	3,275	3,410,347
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.850	01/26/27	150	170,794
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,300	1,526,788
Grupo Aval Ltd. (Colombia),
Gtd. Notes, 144A	4.375	02/04/30	2,400	2,347,455
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	3.973(ff)	05/22/30(a)	2,000	2,267,237
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	–(rr)	8,150	8,341,737
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.738(c)	–(rr)	61	59,249
Jr. Sub. Notes, Series Q	5.150(ff)	–(rr)	1,934	1,958,985
Jr. Sub. Notes, Series R	6.000(ff)	–(rr)	120	125,444
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	95	107,386
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,750	4,361,530
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	2,925	3,524,822
Sub. Notes	2.956(ff)	05/13/31	1,195	1,285,336
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.900	03/12/24	200	219,720
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	4,343,481
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	6,627,372

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	5.597%(ff)	03/24/51	2,500	$3,843,393
Sub. Notes, GMTN	4.350	09/08/26	2,000	2,332,417
Sub. Notes, MTN	3.950	04/23/27	1,750	1,981,216
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.445(ff)	05/08/30	300	351,571
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	1,300	1,417,414
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.625	09/29/22	1,060	1,118,207
State Bank of India (India),
Sr. Unsec’d. Notes, 144A	4.375	01/24/24	280	299,518
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	–(rr)	710	734,148
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	510	584,928
VTB Bank OJSC Via VTB Capital SA (Russia),
Sub. Notes	6.950	10/17/22	2,240	2,392,693
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	3,323,331

				121,065,670

Beverages 0.1%

Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.550	01/23/49	1,320	1,764,996

Building Materials 0.8%

Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	5.450	11/19/29	1,195	1,225,367
Sr. Sec’d. Notes, 144A	7.375	06/05/27	560	604,671
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	8.000	04/15/26(a)	1,050	1,112,495
Forterra Finance LLC/FRTA Finance Corp.,
Sr. Sec’d. Notes, 144A	6.500	07/15/25	1,100	1,169,525
Griffon Corp.,
Gtd. Notes	5.750	03/01/28(a)	1,625	1,725,691
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28(a)	895	959,091
Owens Corning,
Sr. Unsec’d. Notes	4.400	01/30/48	600	657,415
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	1,850	1,959,272

See Notes to Financial Statements.

PGIM Strategic Bond Fund    21

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.250%	01/15/29		1,020	$1,068,248
U.S. Concrete, Inc.,
Gtd. Notes	6.375	06/01/24(a)		1,700	1,754,498

					12,236,273

Chemicals 2.5%

Alpek SAB de CV (Mexico),
Gtd. Notes	4.500	11/20/22		1,413	1,475,836
Atotech Alpha 2 BV (Germany),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23(a)		1,825	1,849,439
Braskem Idesa SAPI (Mexico),
Sr. Sec’d. Notes, 144A	7.450	11/15/29		3,110	2,885,285
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/31/30		2,160	2,053,549
Gtd. Notes, 144A	5.875	01/31/50(a)		925	859,857
CF Industries, Inc.,
Gtd. Notes	5.375	03/15/44(a)		1,600	1,989,031
Sr. Sec’d. Notes, 144A	4.500	12/01/26		100	114,119
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27(a)		1,675	1,694,317
Gtd. Notes	6.625	05/15/23		925	930,216
Gtd. Notes	7.000	05/15/25(a)		875	899,801
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	3.500	07/19/22		200	207,253
Gtd. Notes	4.125	03/14/21		850	862,146
Diamond BC BV,
Sr. Unsec’d. Notes	5.625	08/15/25	EUR	2,705	3,220,457
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	5.250	11/15/41		220	268,267
Eurochem Finance DAC (Switzerland),
Gtd. Notes, 144A	5.500	03/13/24		1,390	1,527,613
Hexion, Inc.,
Gtd. Notes, 144A	7.875	07/15/27(a)		1,500	1,502,812
LYB International Finance III LLC,
Gtd. Notes	4.200	10/15/49(a)		1,280	1,406,108
Nouryon Holding BV (Netherlands),
Gtd. Notes	6.500	10/01/26	EUR	3,000	3,761,914

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250%	06/01/27		1,700	$1,644,249
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.250	01/15/45		625	784,085
Sasol Financing International Ltd. (South Africa),
Gtd. Notes	4.500	11/14/22		5,460	5,407,552
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24		850	842,536
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.950	08/15/29		815	896,025
Sr. Unsec’d. Notes	3.450	08/01/25		10	11,115
Syngenta Finance NV (Switzerland),
Gtd. Notes	5.182	04/24/28		285	312,773
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24		2,125	1,804,738
Tronox Finance PLC,
Gtd. Notes, 144A	5.750	10/01/25		235	238,396
Tronox, Inc.,
Gtd. Notes, 144A	6.500	04/15/26(a)		325	336,059
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30		430	456,259

					40,241,807

Commercial Services 2.1%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		2,076	2,232,136
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	730,757
ERAC USA Finance LLC,
Gtd. Notes, 144A(h)	4.200	11/01/46		100	107,340
Gartner, Inc.,
Gtd. Notes, 144A	4.500	07/01/28(a)		750	783,312
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.650	02/15/25		605	646,920
La Financiere Atalian SASU (France),
Gtd. Notes	4.000	05/15/24	EUR	3,307	3,375,499
Gtd. Notes	5.125	05/15/25	EUR	1,800	1,829,106
Laureate Education, Inc.,
Gtd. Notes, 144A	8.250	05/01/25		350	371,993

See Notes to Financial Statements.

PGIM Strategic Bond Fund    23

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Loxam SAS (France),
Sr. Sub. Notes	4.500%	04/15/27	EUR	4,000	$4,274,816
Sr. Sub. Notes	5.750	07/15/27(a)	EUR	2,900	3,196,191
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes(h)	2.850	10/01/29		1,790	1,982,580
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A	8.250	11/15/26		2,000	2,214,564
Sr. Sec’d. Notes	4.500	05/15/26	EUR	1,575	1,986,519
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	1,000	1,300,807
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30		465	473,949
Techem Verwaltungsgesellschaft 674 mbH (Germany),
Sr. Sec’d. Notes	6.000	07/30/26	EUR	950	1,179,402
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31(a)		500	517,028
Gtd. Notes	4.000	07/15/30(a)		1,700	1,776,960
Gtd. Notes	5.250	01/15/30		4,100	4,555,981

					33,535,860

Computers 0.8%

Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375	09/01/26	EUR	1,485	1,815,234
Sr. Unsec’d. Notes, 144A	9.750	09/01/26(a)		3,300	3,516,418
Everi Payments, Inc.,
Gtd. Notes, 144A	7.500	12/15/25(a)		639	630,470
Genpact Luxembourg Sarl,
Gtd. Notes	3.375	12/01/24		3,175	3,299,631
HT Global IT Solutions Holdings Ltd. (India),
Sr. Sec’d. Notes	7.000	07/14/21		200	203,318
Hurricane Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	2,500	3,496,044

					12,961,115

Distribution/Wholesale 0.1%

H&E Equipment Services, Inc.,
Gtd. Notes	5.625	09/01/25		1,000	1,039,038

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 1.5%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.875%	05/01/24	2,930	$3,213,499
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G	5.375(ff)	–(rr)	3,000	3,296,516
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes	4.150	01/23/30	350	394,894
LPL Holdings, Inc.,
Gtd. Notes, 144A	5.750	09/15/25	1,500	1,560,002
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	1,740	1,833,099
Gtd. Notes, 144A	6.000	01/15/27	800	848,117
Gtd. Notes, 144A	9.125	07/15/26	3,445	3,747,154
OneMain Finance Corp.,
Gtd. Notes	6.625	01/15/28(a)	1,250	1,428,321
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	5.500	02/15/24	75	73,769
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28	800	861,813
Stifel Financial Corp.,
Sr. Unsec’d. Notes	4.000	05/15/30(a)	6,525	7,012,975

				24,270,159

Electric 2.4%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN	5.875	12/13/21	650	692,292
AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A	4.375	05/31/30	725	754,397
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	775	793,773
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,175	1,227,970
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	4,000	4,228,371
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes	3.375	09/15/29	295	300,444
CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50	1,550	1,683,879
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24	2,655	2,880,095
Jr. Sub. Notes, Series B	4.650(ff)	–(rr)	2,625	2,680,613

See Notes to Financial Statements.

PGIM Strategic Bond Fund    25

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

DTE Energy Co.,
Sr. Unsec’d. Notes	2.950%	03/01/30		345	$369,545
Sr. Unsec’d. Notes, Series C	3.400	06/15/29		650	723,409
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		2,500	2,562,258
Sr. Unsec’d. Notes	5.750	01/26/21		800	782,458
Sr. Unsec’d. Notes, 144A	5.750	01/26/21		2,040	1,995,267
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		2,075	1,953,064
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		2,050	1,953,953
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		560	533,763
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B	3.900	07/15/27		85	93,287
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes, 144A	6.950	11/10/21		825	824,907
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125	05/07/29		1,275	1,287,716
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	680	787,638
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A	4.100	06/15/30		4,130	4,560,251
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, EMTN	2.750	05/04/22		300	308,853
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		405	429,168
Sr. Sec’d. Notes, 144A	3.550	07/15/24		750	795,117
Sr. Sec’d. Notes, 144A	3.700	01/30/27(a)		3,105	3,260,291

					38,462,779

Electrical Components & Equipment 0.7%

Energizer Gamma Acquisition BV,
Gtd. Notes	4.625	07/15/26	EUR	7,808	9,653,673
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		550	604,422
Gtd. Notes, 144A	7.250	06/15/28		1,200	1,337,290

					11,595,385

Electronics 0.0%

Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		665	666,593

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Energy-Alternate Sources 0.2%

Azure Power Energy Ltd. (India),
Sr. Sec’d. Notes	5.500%	11/03/22		2,560	$2,631,759
Neerg Energy Ltd. (Mauritius),
Sr. Sec’d. Notes	6.000	02/13/22		710	711,578

					3,343,337

Engineering & Construction 0.3%

AECOM,
Gtd. Notes	5.125	03/15/27(a)		1,250	1,374,548
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	6.450	06/04/29		690	689,561
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,133,630

					4,197,739

Entertainment 1.6%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		4,827	1,795,395
Sr. Sec’d. Notes, 144A	10.500	04/24/26		569	486,559
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A	5.250	10/15/25		3,550	3,397,783
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes	6.750	11/01/21	EUR	300	215,421
Sr. Sec’d. Notes, 144A	7.625	11/01/21		1,200	732,376
Sr. Sec’d. Notes, 144A	12.750	09/30/23	EUR	390	477,220
Colt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		1,470	1,556,435
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26(a)		2,800	2,653,342
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	2.375	04/15/28	EUR	1,625	1,780,548
Sr. Sec’d. Notes, 144A	6.500	02/15/25		1,475	1,611,060
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A	7.875	02/01/24		200	189,772
Merlin Entertainments Ltd. (United Kingdom),
Gtd. Notes, 144A	5.750	06/15/26(a)		1,500	1,446,247
Motion Bondco DAC (United Kingdom),
Sr. Sec’d. Notes	4.500	11/15/27(a)	EUR	700	715,682

See Notes to Financial Statements.

PGIM Strategic Bond Fund    27

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A	5.625%	01/15/27(a)		1,400	$1,453,423
Pinewood Finance Co. Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	700	944,232
Scientific Games International, Inc.,
Gtd. Notes, 144A	7.000	05/15/28		600	588,199
Gtd. Notes, 144A	7.250	11/15/29		725	717,956
Gtd. Notes, 144A	8.250	03/15/26		975	1,004,304
Gtd. Notes, 144A	8.625	07/01/25		500	521,069
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A	7.750	04/15/25		3,000	3,159,310

					25,446,333

Foods 0.8%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
Gtd. Notes, 144A	4.875	02/15/30		700	755,549
Sr. Unsec’d. Notes, 144A	3.500	03/15/29		2,025	2,039,811
Co-operative Group Holdings 2011 Ltd. (United Kingdom),
Gtd. Notes	7.500	07/08/26	GBP	200	311,473
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes	5.750	06/15/25		280	288,939
Gtd. Notes, 144A	5.875	07/15/24		1,289	1,315,211
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		50	56,763
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		25	27,744
Kraft Heinz Foods Co.,
Gtd. Notes, 144A	4.625	10/01/39		585	618,581
Gtd. Notes, 144A	4.875	10/01/49		1,317	1,442,692
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.875	05/15/28(a)		450	494,771
Picard Bondco SA (Luxembourg),
Gtd. Notes	5.500	11/30/24	EUR	3,820	4,533,213
Picard Groupe SAS (France),
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	100	116,465
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25		75	76,995

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Pilgrim’s Pride Corp., (cont’d.)
Gtd. Notes, 144A	5.875%	09/30/27		50	$53,117
TreeHouse Foods, Inc.,
Gtd. Notes	4.000	09/01/28		400	406,741
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.100	09/28/48(a)		630	859,747

					13,397,812

Gas 0.4%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		200	220,574
Sr. Unsec’d. Notes	5.750	05/20/27		1,300	1,471,011
Sr. Unsec’d. Notes	5.875	08/20/26		3,475	3,942,934

					5,634,519

Healthcare-Products 0.1%

DH Europe Finance II Sarl,
Gtd. Notes	1.350	09/18/39	EUR	775	914,932
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	400	487,660
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	336,846

					1,739,438

Healthcare-Services 1.1%

Anthem, Inc.,
Sr. Unsec’d. Notes(h)	3.125	05/15/50		1,150	1,207,608
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A	2.375	03/01/28	EUR	2,450	2,844,507
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30		1,475	1,549,127
HCA, Inc.,
Gtd. Notes	3.500	09/01/30(a)		1,125	1,178,175
Gtd. Notes	5.375	02/01/25		300	337,596
Gtd. Notes	5.875	02/15/26		200	229,031
Humana, Inc.,
Sr. Unsec’d. Notes	3.125	08/15/29		1,110	1,228,315
IQVIA, Inc.,
Gtd. Notes, 144A	2.250	01/15/28	EUR	500	595,503
MEDNAX, Inc.,
Gtd. Notes, 144A	6.250	01/15/27(a)		675	715,358

See Notes to Financial Statements.

PGIM Strategic Bond Fund    29

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%	8.500%	12/01/22(a)	425	$432,079
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A	9.750	12/01/26	1,750	1,899,044
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A	10.000	04/15/27(a)	500	541,014
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	4.625	06/15/28	305	316,666
Sr. Sec’d. Notes, 144A	5.125	11/01/27(a)	1,200	1,266,415
Sr. Unsec’d. Notes	6.750	06/15/23(a)	2,750	2,938,104
Sr. Unsec’d. Notes	7.000	08/01/25(a)	1,000	1,034,020
Sr. Unsec’d. Notes	8.125	04/01/22	25	26,992

				18,339,554

Holding Companies-Diversified 0.0%

CK Hutchison International 17 Ltd. (United Kingdom),
Gtd. Notes, 144A	2.875	04/05/22	300	308,362

Home Builders 0.9%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	1,125	1,146,972
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	1,325	1,454,767
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	175	177,694
Gtd. Notes	6.750	03/15/25	500	515,523
Gtd. Notes	7.250	10/15/29	2,358	2,535,038
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,325	1,240,697
Gtd. Notes, 144A	6.250	09/15/27	275	279,127
KB Home,
Gtd. Notes	6.875	06/15/27	941	1,101,583
Gtd. Notes	7.500	09/15/22	100	109,540
M/I Homes, Inc.,
Gtd. Notes	5.625	08/01/25	250	258,627
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	1,575	1,622,586

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Meritage Homes Corp.,
Gtd. Notes	5.125%	06/06/27		275	$301,992
New Home Co., Inc. (The),
Gtd. Notes	7.250	04/01/22		400	386,856
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	01/31/25		112	114,203
Gtd. Notes, 144A	5.875	06/15/27		400	448,145
Gtd. Notes, 144A	6.000	09/01/23		220	225,232
Gtd. Notes, 144A	6.625	07/15/27		1,225	1,323,660
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		280	303,906
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24		350	373,275
Gtd. Notes, 144A	5.875	04/15/23		150	158,962

					14,078,385

Household Products/Wares 0.0%

Spectrum Brands, Inc.,
Gtd. Notes, 144A	4.000	10/01/26	EUR	100	121,224

Insurance 0.4%

American International Group, Inc.,
Sr. Unsec’d. Notes	4.500	07/16/44(a)		2,518	2,937,805
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50		2,000	2,352,053
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		75	95,984
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50(a)		1,075	1,236,853

					6,622,695

Internet 0.5%

Prosus NV (China),
Sr. Unsec’d. Notes, 144A	3.680	01/21/30		1,200	1,302,843
United Group BV (Netherlands),
Sr. Sec’d. Notes	3.125	02/15/26	EUR	5,000	5,730,129
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	1,150	1,317,929
Sr. Sec’d. Notes, 144A	3.625	02/15/28	EUR	100	115,213

					8,466,114

See Notes to Financial Statements.

PGIM Strategic Bond Fund    31

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Iron/Steel 0.4%

Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A	9.875%	10/17/25		355	$391,054
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30		2,325	2,553,597
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes	1.375	03/03/22	EUR	2,300	2,676,481

					5,621,132

Leisure Time 0.1%

Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27		1,300	912,582

Lodging 0.6%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes	4.250	09/01/24		2,775	2,785,820
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.900	08/08/29		255	257,018
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.625	06/15/30		920	1,006,949
MGM Resorts International,
Gtd. Notes	5.500	04/15/27		500	528,767
Gtd. Notes	6.750	05/01/25(a)		2,500	2,667,506
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.125	08/08/25		200	220,726
Station Casinos LLC,
Gtd. Notes, 144A	5.000	10/01/25(a)		1,000	987,530
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26(a)		1,600	1,620,717

					10,075,033

Machinery-Diversified 0.4%

Vertical Holdco GmbH (Germany),
Sr. Unsec’d. Notes, 144A	6.625	07/15/28	EUR	2,200	2,741,614
Vertical Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	3,100	3,791,992

					6,533,606

Media 3.0%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		1,300	1,359,586

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.375%	06/01/29		3,775	$4,144,342
Sr. Unsec’d. Notes, 144A	5.750	02/15/26		4,000	4,191,770
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38		100	121,701
Sr. Sec’d. Notes	5.375	05/01/47		205	247,120
Sr. Sec’d. Notes	5.750	04/01/48		500	626,966
Sr. Sec’d. Notes	6.384	10/23/35		1,515	2,099,858
Sr. Sec’d. Notes	6.484	10/23/45		50	67,067
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	9.250	02/15/24(a)		4,089	4,003,616
Comcast Corp.,
Gtd. Notes(h)	3.450	02/01/50		955	1,071,794
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	4.600	08/15/47		2,000	2,496,177
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	3.375	02/15/31(a)		1,480	1,460,179
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,475	1,508,833
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(a)		3,940	2,212,884
Sr. Sec’d. Notes, 144A	5.375	08/15/26		1,000	779,801
Discovery Communications LLC,
Gtd. Notes	4.650	05/15/50(a)		850	964,771
Gtd. Notes	5.200	09/20/47		645	768,611
Gtd. Notes	5.300	05/15/49		2,220	2,700,146
DISH DBS Corp.,
Gtd. Notes	7.750	07/01/26(a)		2,070	2,369,881
Gtd. Notes, 144A	7.375	07/01/28		1,000	1,061,200
iHeartCommunications, Inc.,
Gtd. Notes	8.375	05/01/27(a)		2,150	2,170,174
Sr. Sec’d. Notes	6.375	05/01/26(a)		700	732,348
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25(a)		1,100	1,120,984
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	1,896,215
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	5.000	04/15/27	GBP	700	980,853
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	713,604

See Notes to Financial Statements.

PGIM Strategic Bond Fund    33

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Virgin Media Vendor Financing Notes III DAC (Ireland),
Gtd. Notes, 144A	4.875%	07/15/28	GBP	1,900	$2,581,682
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A	3.375	02/28/30	EUR	2,400	2,813,919
Ziggo BV (Netherlands),
Sr. Sec’d. Notes	4.250	01/15/27	EUR	270	336,821

					47,602,903

Mining 0.3%

Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28		1,710	2,123,758
Newmont Corp.,
Gtd. Notes	2.800	10/01/29(a)		1,075	1,166,154
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.000	08/15/40		760	820,712
Volcan Cia Minera SAA (Peru),
Gtd. Notes	5.375	02/02/22		200	197,459

					4,308,083

Oil & Gas 4.7%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.000	01/15/25		2,700	2,731,956
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		150	148,937
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)		2,950	1,947
Antero Resources Corp.,
Gtd. Notes	5.375	11/01/21		1,825	1,788,271
Gtd. Notes	5.625	06/01/23		1,800	1,424,902
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $217,238; purchased 5/22/19)(f)	7.000	11/01/26		225	155,731
Sr. Unsec’d. Notes, 144A (original cost $3,093,898; purchased 07/25/17 - 12/16/19)(f)	10.000	04/01/22		3,116	2,911,334
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	4.375(ff)	–(rr)		3,080	3,235,931
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27		1,600	1,534,567

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250%	08/01/24	1,250	$1,234,234
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,100	1,106,086
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	153	153,548
Gtd. Notes, 144A	7.250	03/14/27	1,525	1,586,074
Concho Resources, Inc.,
Gtd. Notes	4.300	08/15/28	1,900	2,141,486
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24(a)	2,282	2,251,496
Gtd. Notes	4.375	01/15/28(a)	600	576,290
Diamondback Energy, Inc.,
Gtd. Notes	2.875	12/01/24	2,090	2,155,673
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500	01/30/26	75	75,115
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A (original cost $ 784,137;purchased 03/06/19 - 05/23/19)(f)	5.625	02/01/26(d)	975	235,889
Gtd. Notes, 144A (original cost $ 493,920;purchased 8/7/19)(f)	7.375	05/15/24(d)	686	163,790
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	6.510	03/07/22	100	107,237
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	1,710	2,637,240
Harvest Operations Corp. (South Korea),
Gtd. Notes, 144A	4.200	06/01/23	200	218,015
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes	4.650	03/15/25	589	647,609
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	150	141,284
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	700	658,637
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.400	04/15/29	1,500	1,595,268
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25	2,380	2,634,091
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24	360	357,572
Gtd. Notes, 144A	7.125	02/01/27	1,400	1,332,612
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25	375	107,786
Newfield Exploration Co.,
Gtd. Notes	5.375	01/01/26	1,580	1,571,779

See Notes to Financial Statements.

PGIM Strategic Bond Fund    35

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.750%	01/14/25(a)	EUR	830	$1,087,052
Gtd. Notes	5.375	10/01/29	GBP	350	487,206
Gtd. Notes	5.750	02/01/29		25	27,449
Gtd. Notes	5.999	01/27/28		570	631,128
Gtd. Notes	6.625	01/16/34	GBP	730	1,052,163
Gtd. Notes	7.375	01/17/27		920	1,089,512
Gtd. Notes	8.750	05/23/26		5,740	7,258,423
Gtd. Notes, 144A	5.093	01/15/30		13	13,522
Gtd. Notes, EMTN	6.250	12/14/26	GBP	2,095	3,056,336
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	500	571,960
Gtd. Notes	6.350	02/12/48		276	222,553
Gtd. Notes	6.500	03/13/27		3,240	3,193,739
Gtd. Notes	6.500	01/23/29		100	95,027
Gtd. Notes	6.625	06/15/35		400	353,561
Gtd. Notes, 144A	6.490	01/23/27		1,059	1,043,095
Gtd. Notes, 144A	7.690	01/23/50		3,625	3,243,019
Gtd. Notes, EMTN	1.875	04/21/22	EUR	500	571,115
Gtd. Notes, EMTN	3.750	02/21/24	EUR	1,220	1,390,372
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	459,725
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,290	1,394,286
Gtd. Notes, MTN	4.625	09/21/23		370	370,899
Gtd. Notes, MTN	6.875	08/04/26		630	641,118
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25		300	279,729
Gtd. Notes	5.000	03/15/23		1,600	1,594,214
Gtd. Notes	5.875	07/01/22		179	181,528
Gtd. Notes, 144A	9.250	02/01/26		4,500	4,739,722
Saka Energi Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A	4.450	05/05/24		450	420,660
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes	4.375	10/17/23		200	220,285
Sinopec Group Overseas Development 2016 Ltd.
(China),
Gtd. Notes	2.000	09/29/21		200	202,241
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		975	320,282
Gtd. Notes, 144A	8.000	02/01/27		825	245,289

					74,079,597

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Packaging & Containers 0.6%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.75%	5.000%	06/30/27	EUR	2,327	$2,776,926
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.75%	5.000	06/30/27	EUR	3,600	4,296,060
Crown European Holdings SA,
Gtd. Notes, 144A	2.875	02/01/26	EUR	125	157,593
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A	5.125	07/15/23		1,700	1,724,941

					8,955,520

Pharmaceuticals 1.5%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.700	05/14/45		715	891,010
Sr. Unsec’d. Notes, 144A	4.050	11/21/39		4,880	5,672,150
Sr. Unsec’d. Notes, 144A	4.550	03/15/35		1,375	1,702,936
Sr. Unsec’d. Notes, 144A	4.750	03/15/45		1,150	1,414,113
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		90	99,012
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		500	494,198
Gtd. Notes, 144A	5.250	01/30/30		500	496,432
Gtd. Notes, 144A	6.125	04/15/25		3,050	3,136,067
Gtd. Notes, 144A	6.250	02/15/29		1,250	1,306,379
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes(h)	4.125	06/15/39		90	115,024
Sr. Unsec’d. Notes(h)	4.350	11/15/47		45	59,705
Sr. Unsec’d. Notes(h)	5.000	08/15/45		225	320,918
Cigna Corp.,
Gtd. Notes	3.400	03/01/27		40	44,808
Gtd. Notes	4.375	10/15/28		115	137,539
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	07/20/45		25	32,143
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	06/30/28		105	81,357
Sec’d. Notes, 144A	9.500	07/31/27		68	73,624
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43		3,000	3,737,470
Nidda BondCo GmbH (Germany),
Gtd. Notes	5.000	09/30/25	EUR	1,900	2,252,409

See Notes to Financial Statements.

PGIM Strategic Bond Fund    37

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Nidda BondCo GmbH (Germany), (cont’d.)
Gtd. Notes, 144A	5.000%	09/30/25	EUR	100	$118,548
Upjohn, Inc.,
Gtd. Notes, 144A	3.850	06/22/40		565	612,840
Gtd. Notes, 144A	4.000	06/22/50(a)		1,050	1,145,176

					23,943,858

Pipelines 0.8%

DCP Midstream Operating LP,
Gtd. Notes, 144A	4.750	09/30/21		1,825	1,852,711
Energy Transfer Operating LP,
Gtd. Notes	5.000	05/15/50		1,900	1,822,398
Gtd. Notes	5.300	04/15/47		5	4,753
Gtd. Notes	6.250	04/15/49		750	786,181
Jr. Sub. Notes, Series G	7.125(ff)	–(rr)		2,900	2,479,628
Enterprise Products Operating LLC,
Gtd. Notes	4.200	01/31/50		435	475,275
Gtd. Notes, Series D	4.875(ff)	08/16/77		400	355,710
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	06/15/23		100	100,250
ONEOK, Inc.,
Gtd. Notes	4.950	07/13/47		25	23,777
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29(a)		1,600	1,592,221
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25		1,485	1,459,204
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		225	232,798
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		925	846,465
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45		76	85,176

					12,116,547

Real Estate 0.3%

Arabian Centres Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.375	11/26/24		1,655	1,476,682
Franshion Development Ltd. (China),
Gtd. Notes	6.750	04/15/21		400	410,505
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	5.750	12/01/25		1,350	1,381,987

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)

Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375%	08/01/28	920	$934,061
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	6.250	02/15/26	1,400	1,325,604

				5,528,839

Real Estate Investment Trusts (REITs) 1.1%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30(a)	1,590	1,706,796
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	2,000	2,234,102
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	745	753,161
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	3.250	07/15/26(a)	800	893,720
MGM Growth Properties Operating
Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	75	78,971
Gtd. Notes, 144A	4.625	06/15/25	440	464,486
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25	1,500	1,610,296
Sabra Health Care LP,
Gtd. Notes	4.800	06/01/24	230	239,055
Ventas Realty LP,
Gtd. Notes	2.650	01/15/25	3,000	3,140,702
VEREIT Operating Partnership LP,
Gtd. Notes	3.400	01/15/28	5,290	5,481,936
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	345	353,779
Gtd. Notes, 144A	4.625	12/01/29	510	532,436

				17,489,440

Retail 2.2%

AutoNation, Inc.,
Sr. Unsec’d. Notes	4.750	06/01/30	1,880	2,203,551
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	2,900	2,885,799
CEC Entertainment, Inc.,
Gtd. Notes	8.000	02/15/22(d)	1,475	162,924

See Notes to Financial Statements.

PGIM Strategic Bond Fund    39

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Dollar Tree, Inc.,
Sr. Unsec’d. Notes	4.200%	05/15/28(a)		1,700	$2,001,622
Dufry One BV (Switzerland),
Gtd. Notes	2.000	02/15/27(a)	EUR	8,642	8,250,345
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	1,100	1,243,769
Sr. Sec’d. Notes	6.250	10/30/25	EUR	1,200	1,439,000
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	1,000	1,130,699
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes (original cost $877,500; purchased 8/1/19)(f)	6.500	05/01/21		1,000	882,490
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes (original cost $989,000; purchased 10/25/19 - 07/29/20)(f)	8.625	09/30/20		2,600	684,258
Sr. Unsec’d. Notes (original cost $977,000; purchased 04/02/19 - 10/25/19)(f)	8.625	09/30/20		1,475	390,875
Foodco Bondco SL (Spain),
Sr. Sec’d. Notes	6.250	05/15/26	EUR	1,235	1,203,898
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25(a)		3,100	2,310,990
Sr. Unsec’d. Notes, 144A	6.750	10/15/24		350	299,306
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23		200	208,488
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25(a)		3,550	3,653,958
Stonegate Pub Co. Financing 2019 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.250	07/31/25	GBP	3,000	3,850,574
Suburban Propane Partners LP/Suburban Energy
Finance Corp.,
Sr. Unsec’d. Notes	5.750	03/01/25		375	384,177
Sr. Unsec’d. Notes	5.875	03/01/27		1,825	1,897,682

					35,084,405

Semiconductors 0.1%

NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A	3.150	05/01/27		675	736,962
Gtd. Notes, 144A	3.400	05/01/30		875	969,066

					1,706,028

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Software 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes(h)	2.525%	06/01/50		25	$26,131

Telecommunications 3.4%
Altice France Holding SA (Luxembourg),
Gtd. Notes	4.000	02/15/28	EUR	300	332,829
Gtd. Notes, 144A	4.000	02/15/28	EUR	1,000	1,109,428
Altice France SA (France),
Sr. Sec’d. Notes	3.375	01/15/28	EUR	1,650	1,951,603
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	900	1,054,007
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	700	827,953
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27		25	28,495
Sr. Unsec’d. Notes	4.500	03/09/48		1,950	2,281,736
Sr. Unsec’d. Notes	4.550	03/09/49		675	790,616
Sr. Unsec’d. Notes	4.900	08/15/37		1,400	1,722,992
Sr. Unsec’d. Notes	5.150	03/15/42		2,300	2,870,286
Sr. Unsec’d. Notes	5.350	09/01/40		325	415,058
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39(a)		1,905	2,194,798
Deutsche Telekom AG (Germany),
Sr. Unsec’d. Notes, 144A	3.625	01/21/50(a)		1,440	1,593,169
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% / PIK 2.000% or PIK 10.000%	10.000	04/01/24		1,000	758,120
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A	8.750	05/25/24		5,500	5,545,604
Sr. Sec’d. Notes, 144A	8.750	05/25/24		1,500	1,515,000
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23		1,375	910,877
Embarq Corp.,
Sr. Unsec’d. Notes	7.995	06/01/36		4,125	4,945,873
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)		4,585	3,003,351
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes	8.125	06/01/23(d)		1,895	89,933
Intrado Corp.,
Gtd. Notes, 144A	8.500	10/15/25		1,350	1,197,816
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250	07/01/28		1,800	1,853,857
Sr. Sec’d. Notes, 144A	3.400	03/01/27		3,000	3,236,381

See Notes to Financial Statements.

PGIM Strategic Bond Fund    41

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

MTN Mauritius Investments Ltd. (South Africa),
Gtd. Notes	5.373%	02/13/22		220	$226,887
PLT VII Finance Sarl (Luxembourg),
Sr. Sec’d. Notes, 144A	4.625	01/05/26	EUR	1,700	2,079,412
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		3,000	4,524,548
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		1,000	1,162,455
Gtd. Notes	7.875	09/15/23		1,000	1,163,675
Telefonica Emisiones SA (Spain),
Gtd. Notes	4.895	03/06/48(a)		1,325	1,566,393
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/40		1,850	2,213,138
VEON Holdings BV (Netherlands),
Sr. Unsec’d. Notes	3.950	06/16/21		450	455,482

					53,621,772

Transportation 0.1%

Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34		106	132,114
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	10/01/24		650	713,383
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.750	02/05/70		825	934,651

					1,780,148

TOTAL CORPORATE BONDS (cost $741,124,569)					757,341,888

MUNICIPAL BONDS 0.4%

Illinois 0.2%

State of Illinois,
General Obligation Unlimited, Taxable, Pension	5.100	06/01/33		2,525	2,556,992

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico 0.2%

Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750%	07/01/53	700	$732,704
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	1,780	1,895,095

				2,627,799

Texas 0.0%

Texas Private Activity Bond Surface Transportation Corp.,
Taxable, North Tarrant ExpressWay, Revenue Bonds, Series B	3.922	12/31/49	825	904,538

TOTAL MUNICIPAL BONDS (cost $5,974,529)				6,089,329

RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.5%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.775(c)	04/25/28	62	61,739
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.025(c)	10/25/28	169	167,625
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.625(c)	04/25/29	124	123,723
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.275(c)	07/25/29	505	502,919
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.775(c)	07/25/29	1,500	1,459,004
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.575(c)	10/25/29	942	939,152
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.175(c)	10/25/29	3,400	3,272,762
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.825(c)	06/25/30	3,010	3,016,715
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.575(c)	06/25/30	780	785,109
Series 2020-02A, Class M1A, 144A	— (p)	08/26/30	815	815,000
Series 2020-02A, Class M1B, 144A	— (p)	08/26/30	645	645,000
Series 2020-02A, Class M1C, 144A	— (p)	08/26/30	895	895,000
BVRT Financing Trust,
Series 2019-01, Class F, 144A^	2.305(cc)	09/15/21	15,103	14,951,809
CIM Trust,
Series 2017-05, Class A3, 144A	4.000(cc)	05/25/57	6,500	6,490,791

See Notes to Financial Statements.

PGIM Strategic Bond Fund    43

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
CIM Trust, (cont’d.)
Series 2017-06, Class A1, 144A	3.015%(cc)	06/25/57	1,825	$1,834,821
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.325(c)	09/25/31	4,734	4,724,471
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.275(c)	10/25/39	2,398	2,385,841
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.225(c)	01/25/40	3,300	3,167,794
Credit Suisse Mortgage Trust,
Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.529(c)	09/25/45	6,202	6,149,881
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.875(c)	11/25/28	52	50,777
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.975(c)	04/25/29	90	89,519
Fannie Mae Connecticut Avenue Securities,
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.325(c)	10/25/30	976	955,315
Fannie Mae Interest Strip,
Series 422, Class C7, IO	3.500	11/25/35	6,232	661,595
Fannie Mae REMICS,
Series 2018-80, Class GC	3.500	10/25/48	1,500	1,718,863
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.275(c)	06/25/50	615	611,183
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.175(c)	06/25/50	2,525	2,528,157
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.158(c)	08/25/50	4,190	4,253,778
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.908(c)	08/25/50	2,160	2,180,594
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.275(c)	03/25/50	280	276,145
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.775(c)	07/25/50	5,950	5,972,643
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.825(c)	01/25/49	89	87,558
GCAT LLC,
Series 2019-04, Class A1, 144A	3.228	11/26/49	10,369	10,220,858
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46	10,077	10,648,481

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., (cont’d.)
Series 2019-137, Class IO	3.000%	11/20/49		8,808	$1,083,505
Series 2019-159, Class IJ, IO	3.500	12/20/49		1,613	244,060
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.775(c)	10/25/28		53	52,429
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.825(c)	05/25/29		138	135,912
JPMorgan Mortgage Trust,
Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.925(c)	04/25/46		97	96,301
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59		1,106	1,106,189
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		5,737	5,720,593
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.655(c)	04/01/24		280	280,009
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.925(c)	01/25/48		265	260,996
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.378(c)	07/25/30		1,000	1,000,290
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.928(c)	07/25/30		1,700	1,699,918

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $104,379,674)					104,324,824

SOVEREIGN BONDS 6.1%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes	9.500	11/12/25		2,360	2,174,371
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	3.375	01/15/23	EUR	6,000	3,315,076
Sr. Unsec’d. Notes	3.875	01/15/22	EUR	1,000	554,908
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	155	79,438
Sr. Unsec’d. Notes	5.625	01/26/22		1,400	663,093
Sr. Unsec’d. Notes	6.875	04/22/21		900	436,222
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	1,593	960,328
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	3	1,659
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		735	749,554

See Notes to Financial Statements.

PGIM Strategic Bond Fund    45

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333%	02/15/28(a)		2,824	$2,897,437
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes	4.250	01/26/23		690	660,628
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		1,300	1,372,859
Sr. Unsec’d. Notes	7.500	05/06/21		167	172,776
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		1,455	1,394,155
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	7.875(cc)	07/31/40		700	353,535
Sr. Unsec’d. Notes	8.750(cc)	07/31/40		260	138,986
Sr. Unsec’d. Notes	8.875(cc)	07/31/40		250	128,779
Sr. Unsec’d. Notes	10.750(cc)	07/31/40		860	474,061
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	170	200,082
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	840	963,370
Sr. Unsec’d. Notes, 144A, MTN	6.125	01/31/22		1,975	2,029,248
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	635	727,423
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,150	1,275,008
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes	7.875	03/26/27		400	396,299
Sr. Unsec’d. Notes, 144A	6.375	02/11/27		2,720	2,559,292
Sr. Unsec’d. Notes, 144A	8.125	01/18/26		1,200	1,229,262
Hellenic Republic Government Bond (Greece),
Bonds	3.500	01/30/23	EUR	75	96,603
Bonds	3.650(cc)	02/24/24	EUR	285	379,515
Bonds	3.650(cc)	02/24/25	EUR	925	1,248,969
Bonds	3.650(cc)	02/24/26	EUR	492	685,712
Bonds	3.650(cc)	02/24/27	EUR	79	111,766
Bonds	3.650(cc)	02/24/28	EUR	750	1,077,468
Bonds	3.650(cc)	02/24/29	EUR	216	310,169
Bonds	3.650(cc)	02/24/30	EUR	41	60,327
Bonds	3.650(cc)	02/24/31	EUR	158	237,444
Bonds	3.650(cc)	02/24/32	EUR	133	202,246
Bonds	3.650(cc)	02/24/33	EUR	210	321,822
Bonds	3.650(cc)	02/24/34	EUR	65	100,736
Bonds	3.650(cc)	02/24/35	EUR	230	355,948
Bonds	3.650(cc)	02/24/36	EUR	216	340,326
Bonds	3.650(cc)	02/24/37	EUR	335	521,428
Bonds	3.650(cc)	02/24/38	EUR	800	1,234,101
Bonds	3.650(cc)	02/24/39	EUR	1,060	1,681,815
Bonds	3.650(cc)	02/24/40	EUR	130	209,847
Bonds	3.900	01/30/33	EUR	1,000	1,556,882

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.) Bonds	4.000%	01/30/37	EUR	500	$810,895
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	400	538,720
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	201,562
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	1,080	1,262,268
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	163,116
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	860	1,056,788
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	531,698
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800	01/15/28		694	652,191
Sr. Unsec’d. Notes	6.752	03/09/23		200	195,360
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		690	673,993
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	4.500	04/03/20		1,380	1,905,198
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,670	2,053,570
Sr. Unsec’d. Notes, 144A	5.750	12/31/32		988	965,665
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	208,753
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		200	216,543
Lembaga Pembiayaan Ekspor Indonesia (Indonesia),
Sr. Unsec’d. Notes, EMTN	3.875	04/06/24		801	848,528
Namibia International Bonds (Namibia),
Sr. Unsec’d. Notes	5.500	11/03/21		680	687,784
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.625	11/21/25		205	217,359
Sr. Unsec’d. Notes, 144A	7.625	11/21/25		2,410	2,555,295
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes	3.875	03/08/22		1,550	1,536,506
Sr. Unsec’d. Notes, 144A	3.625	06/15/21		200	198,780
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		2,615	3,048,982
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes	9.125	03/16/24		150	69,476
Sr. Unsec’d. Notes	10.875	01/26/21		313	153,383
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		150	71,072

See Notes to Financial Statements.

PGIM Strategic Bond Fund    47

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	5.103%	04/23/48		640	$904,597
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		1,000	1,027,433
Sr. Unsec’d. Notes	6.875	09/27/23		810	945,111
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	1,590	2,668,224
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		3,300	4,147,047
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	1,890	2,469,697
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	740	1,027,241
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	250	326,680
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	318	421,326
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	200	277,633
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	221,811
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,095	1,262,424
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.875	07/25/22		650	591,514
Sr. Unsec’d. Notes	6.250	10/04/20		2,700	2,633,454
Sr. Unsec’d. Notes	6.250	07/27/21		700	663,258
Sr. Unsec’d. Notes, 144A	5.750	01/18/22		800	745,023
Sr. Unsec’d. Notes, 144A	6.250	10/04/20		405	395,018
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes	5.625	12/05/22		2,360	2,400,249
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21		220	221,460
Turkiye Ihracat Kredi Bankasi (Turkey),
Sr. Unsec’d. Notes, 144A	5.000	09/23/21		240	237,650
Sr. Unsec’d. Notes, EMTN	5.375	02/08/21		440	439,196
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	0.000(cc)	05/31/40		1,210	1,155,652
Sr. Unsec’d. Notes	7.750	09/01/20		305	305,000
Sr. Unsec’d. Notes	7.750	09/01/21		700	725,796
Sr. Unsec’d. Notes	7.750	09/01/22		100	105,037
Sr. Unsec’d. Notes	7.750	09/01/24		430	455,385
Sr. Unsec’d. Notes	8.994	02/01/24		200	217,840
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	2,645	2,733,606
Sr. Unsec’d. Notes, 144A	7.750	09/01/20		1,485	1,485,000

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.750%	09/01/22	3,550	$3,728,802
Sr. Unsec’d. Notes, 144A	7.750	09/01/23	520	552,467
Sr. Unsec’d. Notes, 144A	8.994	02/01/24	650	707,979
Sr. Unsec’d. Notes, 144A	9.750	11/01/28	2,100	2,400,405
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	500	688,088

TOTAL SOVEREIGN BONDS (cost $97,480,722)				96,751,561

U.S. GOVERNMENT AGENCY OBLIGATIONS 4.0%
Federal National Mortgage Assoc.	2.500	TBA	6,000	6,303,817
Federal National Mortgage Assoc.	3.000	TBA	45,000	47,457,422
Government National Mortgage Assoc.	2.500	TBA	9,000	9,485,507

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $63,051,797)				63,246,746

U.S. TREASURY OBLIGATIONS 7.9%
U.S. Treasury Bonds	1.250	05/15/50	5,550	5,230,875
U.S. Treasury Bonds	2.875	05/15/43	9,025	11,691,605
U.S. Treasury Bonds	3.000	11/15/44	4,215	5,590,144
U.S. Treasury Bonds(k)	3.000	05/15/45	8,465	11,250,514
U.S. Treasury Bonds(h)	3.125	02/15/43	15,130	20,347,486
U.S. Treasury Bonds(k)	3.375	05/15/44	8,040	11,267,306
U.S. Treasury Bonds(k)	3.375	11/15/48	710	1,027,170
U.S. Treasury Bonds(h)(k)	3.625	08/15/43	11,700	16,941,234
U.S. Treasury Bonds	3.625	02/15/44	1,305	1,893,066
U.S. Treasury Bonds(k)	3.750	11/15/43	3,900	5,752,500
U.S. Treasury Notes(k)	2.125	05/15/25	9,055	9,843,068
U.S. Treasury Notes(k)	2.250	11/15/25	920	1,012,359
U.S. Treasury Notes	2.250	02/15/27	8,205	9,150,498
U.S. Treasury Notes(k)	2.250	11/15/27	1,835	2,061,508
U.S. Treasury Notes(k)	2.375	08/15/24	280	303,866
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	525	386,306
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	220,613
U.S. Treasury Strips Coupon(k)	2.057(s)	11/15/38	1,185	929,762
U.S. Treasury Strips Coupon(k)	2.058(s)	02/15/39	1,200	936,422
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	2,435	1,890,074
U.S. Treasury Strips Coupon(h)(k)	2.340(s)	02/15/43	7,190	5,137,199

See Notes to Financial Statements.

PGIM Strategic Bond Fund    49

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	2.394%(s)	11/15/43	2,247	$1,570,530
U.S. Treasury Strips Principal(k)	2.046(s)	11/15/44	2,645	1,835,795

TOTAL U.S. TREASURY OBLIGATIONS (cost $118,930,604)				126,269,900

			Shares

COMMON STOCKS 0.0%

Chemicals 0.0%
Hexion Holdings Corp. (Class B Stock)*			1,179	9,727

Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^			677	128,630

Entertainment 0.0%
AMC Entertainment Holdings, Inc. (Class A Stock)			22,950	134,946

Independent Power & Renewable Electricity Producers 0.0%
Vistra Corp.			10,516	202,222

Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)			2,232	4,681

TOTAL COMMON STOCKS (cost $297,532)				480,206

TOTAL LONG-TERM INVESTMENTS (cost $1,563,767,452)				1,590,358,269

SHORT-TERM INVESTMENTS 9.5%

AFFILIATED MUTUAL FUNDS 9.5%
PGIM Core Ultra Short Bond Fund(w)			63,462,623	63,462,623

See Notes to Financial Statements.

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund
(cost $87,554,913; includes $87,532,978 of cash collateral for securities on loan)(b)(w)	87,609,969	$ 87,592,446

TOTAL AFFILIATED MUTUAL FUNDS (cost $151,017,536)		151,055,069

OPTIONS PURCHASED*~ 0.0% (cost $852)		50,126

TOTAL SHORT-TERM INVESTMENTS (cost $151,018,388)		151,105,195

TOTAL INVESTMENTS 109.4% (cost $1,714,785,840)		1,741,463,464
Liabilities in excess of other assets(z) (9.4)%		(149,735,193)

NET ASSETS 100.0%		$ 1,591,728,271

Below is a list of the abbreviation(s) used in the semiannual report:

AUD— Australian Dollar
BRL— Brazilian Real
CAD— Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP— British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar

See Notes to Financial Statements.

PGIM Strategic Bond Fund    51

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

USD—US Dollar
ZAR—South African Rand
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap

* Non-income producing security.
# Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~ See tables subsequent to the Schedule of Investments for options detail.
^ Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $24,262,149 and 1.5% of net assets.

(a)  All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,524,276; cash collateral of $87,532,978 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b) Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c) Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2020.

See Notes to Financial Statements.

(cc)  Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d) Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f) Indicates a restricted security; the aggregate original cost of such securities is $7,432,693. The aggregate value of $5,424,367 is 0.3% of net assets.
(ff) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h) Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k) Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p) Interest rate not available as of August 31, 2020.
(rr) Perpetual security with no stated maturity date.
(s) Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w) PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	149	$3,689
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	362	8,573
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	719	16,961
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	720	17,655
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	145	3,248

Total Options Purchased (cost $852)							$50,126

Futures contracts outstanding at August 31, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,753	5 Year U.S. Treasury Notes	Dec. 2020	$220,932,781	$216,392
319	10 Year U.S. Ultra Treasury Notes	Dec. 2020	50,860,563	(195,847)
241	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	53,238,406	(451,060)

				(430,515)

Short Positions:
3,642	2 Year U.S. Treasury Notes	Dec. 2020	804,682,826	(288,890)
322	5 Year Euro-Bobl	Sep. 2020	51,732,749	(38,801)
104	5 Year Euro-Bobl	Dec. 2020	16,718,643	(5,062)
110	10 Year Euro-Bund	Sep. 2020	23,045,498	136,856
155	10 Year Euro-Bund	Dec. 2020	31,949,739	(20,911)

See Notes to Financial Statements.

PGIM Strategic Bond Fund    53

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Futures contracts outstanding at August 31, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
1,250	10 Year U.S. Treasury Notes	Dec. 2020	$174,062,500	$(2,325)
34	20 Year U.S. Treasury Bonds	Dec. 2020	5,974,437	61,747
160	Euro Schatz Index	Sep. 2020	21,387,696	12,266
78	Euro Schatz Index	Dec. 2020	10,444,187	(288)

				(145,408)

				$(575,923)

Forward foreign currency exchange contracts outstanding at August 31, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/20/20	BNP Paribas S.A.	AUD	1,991	$1,428,000	$1,468,412	$40,412	$—
Expiring 10/20/20	BNP Paribas S.A.	AUD	1,828	1,309,000	1,348,121	39,121	—
Expiring 10/20/20	Citibank, N.A.	AUD	2,383	1,708,000	1,758,025	50,025	—
Expiring 10/20/20	JPMorgan Chase Bank, N.A.	AUD	1,570	1,136,000	1,157,762	21,762	—
Brazilian Real,
Expiring 09/02/20	BNP Paribas S.A.	BRL	15,465	2,978,000	2,822,661	—	(155,339)
Expiring 09/02/20	Goldman Sachs International	BRL	12,067	2,213,117	2,202,499	—	(10,618)
Expiring 09/02/20	Goldman Sachs International	BRL	7,108	1,367,000	1,297,441	—	(69,559)
Expiring 10/02/20	Citibank, N.A.	BRL	20,739	3,777,000	3,781,682	4,682	—
Expiring 10/02/20	Citibank, N.A.	BRL	6,666	1,189,000	1,215,544	26,544	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	BRL	9,256	1,693,000	1,687,782	—	(5,218)
British Pound,
Expiring 10/19/20	Barclays Bank PLC	GBP	1,182	1,482,000	1,580,040	98,040	—
Expiring 10/19/20	Citibank, N.A.	GBP	778	985,000	1,040,872	55,872	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	2,418	3,053,000	3,233,213	180,213	—
Canadian Dollar,
Expiring 10/20/20	Barclays Bank PLC	CAD	2,786	2,052,000	2,136,336	84,336	—
Expiring 10/20/20	Barclays Bank PLC	CAD	2,248	1,710,000	1,723,518	13,518	—
Expiring 10/20/20	Barclays Bank PLC	CAD	1,711	1,295,000	1,311,584	16,584	—
Expiring 10/20/20	Citibank, N.A.	CAD	4,548	3,361,000	3,487,188	126,188	—
Expiring 10/20/20	Citibank, N.A.	CAD	4,441	3,308,000	3,405,518	97,518	—
Expiring 10/20/20	Citibank, N.A.	CAD	3,767	2,782,000	2,888,022	106,022	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/20/20	Citibank, N.A.	CAD	1,698	$1,277,000	$1,302,066	$25,066	$—
Expiring 10/20/20	JPMorgan Chase Bank, N.A.	CAD	8,279	6,181,000	6,348,131	167,131	—
Expiring 10/20/20	JPMorgan Chase Bank, N.A.	CAD	3,755	2,802,000	2,878,888	76,888	—
Chilean Peso,
Expiring 09/16/20	Barclays Bank PLC	CLP	1,079,694	1,386,000	1,388,610	2,610	—
Expiring 09/16/20	Citibank, N.A.	CLP	4,661,390	6,022,467	5,995,080	—	(27,387)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	2,103,985	2,746,000	2,705,965	—	(40,035)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	1,909,473	2,495,000	2,455,801	—	(39,199)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	1,797,618	2,255,000	2,311,943	56,943	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	1,516,813	1,932,000	1,950,795	18,795	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	1,926,563	2,506,000	2,477,780	—	(28,220)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	1,917,490	2,537,000	2,466,111	—	(70,889)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	1,440,430	1,876,000	1,852,558	—	(23,442)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	1,293,167	1,668,000	1,663,161	—	(4,839)
Chinese Renminbi,
Expiring 11/06/20	Citibank, N.A.	CNH	174,435	24,817,247	25,350,197	532,950	—
Expiring 11/06/20	Citibank, N.A.	CNH	162,313	23,205,407	23,588,408	383,001	—
Expiring 11/06/20	JPMorgan Chase Bank, N.A.	CNH	27,120	3,874,000	3,941,329	67,329	—
Expiring 11/06/20	JPMorgan Chase Bank, N.A.	CNH	26,761	3,812,000	3,889,104	77,104	—
Expiring 11/06/20	JPMorgan Chase Bank, N.A.	CNH	17,863	2,543,000	2,595,948	52,948	—
Expiring 11/06/20	UBS AG	CNH	30,897	4,420,000	4,490,157	70,157	—
Colombian Peso,
Expiring 09/16/20	Citibank, N.A.	COP	7,252,667	1,937,000	1,936,565	—	(435)
Expiring 09/16/20	Goldman Sachs International	COP	9,909,578	2,717,000	2,645,998	—	(71,002)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	24,787,233	6,476,936	6,618,544	141,608	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	10,104,705	2,709,000	2,698,100	—	(10,900)

See Notes to Financial Statements.

PGIM Strategic Bond Fund    55

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	7,249,129	$1,935,000	$1,935,621	$621	$—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	2,483,433	655,000	663,112	8,112	—
Czech Koruna,
Expiring 10/19/20	Bank of America, N.A.	CZK	68,931	3,113,000	3,132,423	19,423	—
Expiring 10/19/20	Barclays Bank PLC	CZK	69,491	3,141,000	3,157,886	16,886	—
Expiring 10/19/20	Citibank, N.A.	CZK	56,049	2,513,000	2,547,022	34,022	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CZK	77,451	3,541,000	3,519,582	—	(21,418)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CZK	69,813	3,085,000	3,172,479	87,479	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CZK	56,581	2,532,000	2,571,202	39,202	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	57,415	2,547,000	2,609,108	62,108	—
Expiring 10/19/20	UBS AG	CZK	55,611	2,500,000	2,527,129	27,129	—
Euro,
Expiring 10/19/20	Citibank, N.A.	EUR	6,011	6,849,000	7,181,059	332,059	—
Expiring 10/19/20	Citibank, N.A.	EUR	2,895	3,429,000	3,458,515	29,515	—
Hungarian Forint,
Expiring 10/19/20	Barclays Bank PLC	HUF	1,111,599	3,824,000	3,729,694	—	(94,306)
Expiring 10/19/20	Barclays Bank PLC	HUF	722,920	2,474,000	2,425,580	—	(48,420)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	HUF	739,409	2,504,000	2,480,903	—	(23,097)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	HUF	660,668	2,210,000	2,216,710	6,710	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	HUF	368,245	1,255,000	1,235,554	—	(19,446)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	HUF	703,847	2,364,000	2,361,586	—	(2,414)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	HUF	432,957	1,390,000	1,452,681	62,681	—
Expiring 10/19/20	UBS AG	HUF	1,034,436	3,503,000	3,470,794	—	(32,206)
Expiring 10/19/20	UBS AG	HUF	729,262	2,483,000	2,446,857	—	(36,143)
Indian Rupee,
Expiring 09/16/20	Barclays Bank PLC	INR	197,761	2,619,000	2,692,256	73,256	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	351,470	4,654,000	4,784,810	130,810	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	345,557	4,702,000	4,704,311	2,311	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	313,568	$4,277,000	$4,268,826	$—	$(8,174)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	295,472	3,998,000	4,022,471	24,471	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	275,875	3,707,000	3,755,680	48,680	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	249,084	3,366,000	3,390,956	24,956	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	226,300	3,004,000	3,080,786	76,786	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	214,480	2,834,000	2,919,867	85,867	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	190,802	2,551,000	2,597,523	46,523	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	143,250	1,910,000	1,950,163	40,163	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	122,584	1,635,000	1,668,824	33,824	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	121,909	1,641,000	1,659,636	18,636	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	102,386	1,358,000	1,393,858	35,858	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	263,374	3,489,000	3,585,498	96,498	—
Indonesian Rupiah,
Expiring 09/16/20	Barclays Bank PLC	IDR	39,452,854	2,698,000	2,702,715	4,715	—
Expiring 09/16/20	Citibank, N.A.	IDR	36,565,464	2,488,000	2,504,914	16,914	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	60,589,644	4,146,000	4,150,689	4,689	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	43,195,217	2,834,332	2,959,085	124,753	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	36,253,938	2,402,514	2,483,573	81,059	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	33,599,885	2,299,000	2,301,757	2,757	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	25,281,255	1,731,000	1,731,890	890	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	23,307,200	1,544,546	1,596,658	52,112	—
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	19,874	5,765,517	5,925,621	160,104	—
Expiring 09/16/20	Barclays Bank PLC	ILS	7,682	2,258,085	2,290,591	32,506	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund    57

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 09/16/20	Barclays Bank PLC	ILS	7,357	$2,164,000	$2,193,506	$29,506	$—
Expiring 09/16/20	Barclays Bank PLC	ILS	4,457	1,304,864	1,328,920	24,056	—
Expiring 09/16/20	Citibank, N.A.	ILS	19,457	5,646,000	5,801,381	155,381	—
Expiring 09/16/20	Citibank, N.A.	ILS	8,426	2,471,000	2,512,281	41,281	—
Expiring 09/16/20	Citibank, N.A.	ILS	4,746	1,391,136	1,415,020	23,884	—
Expiring 09/16/20	Goldman Sachs International	ILS	12,041	3,535,000	3,590,262	55,262	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	8,324	2,449,000	2,481,954	32,954	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	4,923	1,441,000	1,467,849	26,849	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	ILS	26,378	7,768,445	7,877,745	109,300	—
Japanese Yen,
Expiring 10/19/20	Citibank, N.A.	JPY	528,549	4,955,447	4,993,475	38,028	—
Mexican Peso,
Expiring 09/17/20	Bank of America, N.A.	MXN	52,711	2,386,000	2,403,830	17,830	—
Expiring 09/17/20	Bank of America, N.A.	MXN	28,362	1,288,000	1,293,425	5,425	—
Expiring 09/17/20	Barclays Bank PLC	MXN	13,845	634,134	631,407	—	(2,727)
Expiring 09/17/20	Citibank, N.A.	MXN	36,690	1,658,000	1,673,206	15,206	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	46,196	2,093,000	2,106,727	13,727	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	41,466	1,801,000	1,891,005	90,005	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	35,370	1,606,000	1,613,010	7,010	—
New Taiwanese Dollar,
Expiring 09/16/20	Barclays Bank PLC	TWD	62,254	2,131,000	2,120,799	—	(10,201)
Expiring 09/16/20	Citibank, N.A.	TWD	166,471	5,676,000	5,671,162	—	(4,838)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	195,281	6,665,000	6,652,621	—	(12,379)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	193,430	6,599,000	6,589,553	—	(9,447)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	191,232	6,520,000	6,514,664	—	(5,336)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	190,769	6,511,000	6,498,907	—	(12,093)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	189,973	6,476,000	6,471,803	—	(4,197)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	158,719	5,425,000	5,407,069	—	(17,931)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	129,336	$4,425,000	$4,406,078	$—	$(18,922)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	108,438	3,720,000	3,694,145	—	(25,855)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	99,300	3,390,000	3,382,837	—	(7,163)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	91,476	3,129,000	3,116,313	—	(12,687)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	90,478	3,106,000	3,082,296	—	(23,704)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	46,718	1,598,000	1,591,521	—	(6,479)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	186,640	6,364,520	6,358,227	—	(6,293)
New Zealand Dollar,
Expiring 10/20/20	BNP Paribas S.A.	NZD	2,160	1,416,000	1,454,623	38,623	—
Expiring 10/20/20	BNP Paribas S.A.	NZD	1,964	1,298,000	1,322,893	24,893	—
Expiring 10/20/20	Citibank, N.A.	NZD	2,936	1,949,000	1,977,698	28,698	—
Expiring 10/20/20	Citibank, N.A.	NZD	2,724	1,815,000	1,834,743	19,743	—
Expiring 10/20/20	Citibank, N.A.	NZD	2,467	1,619,000	1,661,984	42,984	—
Expiring 10/20/20	Citibank, N.A.	NZD	2,175	1,439,000	1,464,724	25,724	—
Norwegian Krone,
Expiring 10/19/20	Citibank, N.A.	NOK	28,933	3,089,000	3,313,024	224,024	—
Expiring 10/19/20	Citibank, N.A.	NOK	10,740	1,185,000	1,229,819	44,819	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	11,834	1,300,000	1,355,027	55,027	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	10,799	1,175,000	1,236,573	61,573	—
Peruvian Nuevo Sol,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	8,239	2,382,157	2,324,976	—	(57,181)
Philippine Peso,
Expiring 09/16/20	Barclays Bank PLC	PHP	114,748	2,284,000	2,365,576	81,576	—
Expiring 09/16/20	Citibank, N.A.	PHP	191,431	3,956,000	3,946,417	—	(9,583)
Expiring 09/16/20	Goldman Sachs International	PHP	169,018	3,357,000	3,484,373	127,373	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	118,252	2,350,000	2,437,809	87,809	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	109,879	2,205,000	2,265,199	60,199	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	95,268	1,925,000	1,963,990	38,990	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund    59

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	94,803	$1,882,130	$1,954,397	$72,267	$—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	90,032	1,817,000	1,856,050	39,050	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	82,284	1,635,870	1,696,320	60,450	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	81,789	1,627,000	1,686,116	59,116	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	PHP	123,291	2,456,000	2,541,694	85,694	—
Polish Zloty,
Expiring 10/19/20	Barclays Bank PLC	PLN	11,233	3,018,000	3,050,898	32,898	—
Expiring 10/19/20	Barclays Bank PLC	PLN	7,500	1,998,000	2,037,122	39,122	—
Expiring 10/19/20	Barclays Bank PLC	PLN	7,445	1,991,000	2,022,177	31,177	—
Expiring 10/19/20	Barclays Bank PLC	PLN	7,127	1,875,750	1,935,801	60,051	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	14,264	3,813,000	3,874,043	61,043	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	8,638	2,304,000	2,346,154	42,154	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	4,462	1,174,250	1,211,945	37,695	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	13,583	3,589,000	3,689,127	100,127	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	11,741	3,171,000	3,188,780	17,780	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	5,783	1,477,000	1,570,707	93,707	—
Expiring 10/19/20	UBS AG	PLN	11,645	3,132,000	3,162,797	30,797	—
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	40,581	585,000	546,265	—	(38,735)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	359,984	5,106,703	4,845,729	—	(260,974)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	359,984	5,004,821	4,845,729	—	(159,092)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	159,345	2,271,000	2,144,931	—	(126,069)
Singapore Dollar,
Expiring 09/16/20	Barclays Bank PLC	SGD	8,732	6,296,000	6,417,915	121,915	—
Expiring 09/16/20	Barclays Bank PLC	SGD	3,960	2,851,000	2,910,230	59,230	—
Expiring 09/16/20	BNP Paribas S.A.	SGD	5,846	4,220,000	4,296,800	76,800	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	29,699	21,382,757	21,828,558	445,801	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	6,709	$4,827,000	$4,931,149	$104,149	$—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	5,905	4,302,000	4,339,993	37,993	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	5,140	3,689,000	3,778,139	89,139	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	5,063	3,681,000	3,721,219	40,219	—
South African Rand,
Expiring 09/16/20	Barclays Bank PLC	ZAR	37,201	2,235,000	2,190,339	—	(44,661)
Expiring 09/16/20	Barclays Bank PLC	ZAR	31,004	1,872,000	1,825,480	—	(46,520)
Expiring 09/16/20	Barclays Bank PLC	ZAR	27,427	1,630,000	1,614,876	—	(15,124)
Expiring 09/16/20	Barclays Bank PLC	ZAR	26,726	1,558,000	1,573,605	15,605	—
Expiring 09/16/20	Barclays Bank PLC	ZAR	18,897	1,119,000	1,112,637	—	(6,363)
Expiring 09/16/20	Barclays Bank PLC	ZAR	15,855	936,000	933,521	—	(2,479)
Expiring 09/16/20	Citibank, N.A.	ZAR	35,739	2,118,000	2,104,286	—	(13,714)
Expiring 09/16/20	Citibank, N.A.	ZAR	26,233	1,498,000	1,544,536	46,536	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	35,306	2,108,000	2,078,742	—	(29,258)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	27,368	1,645,000	1,611,407	—	(33,593)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	23,316	1,390,000	1,372,786	—	(17,214)
South Korean Won,
Expiring 09/16/20	Citibank, N.A.	KRW	4,207,954	3,532,000	3,542,892	10,892	—
Expiring 09/16/20	Goldman Sachs International	KRW	4,422,003	3,691,000	3,723,110	32,110	—
Expiring 09/16/20	Goldman Sachs International	KRW	2,964,660	2,464,000	2,496,099	32,099	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	7,599,607	6,351,000	6,398,497	47,497	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	5,544,448	4,621,000	4,668,154	47,154	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	3,768,019	3,168,000	3,172,488	4,488	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	3,617,334	3,022,000	3,045,618	23,618	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	3,528,554	2,976,000	2,970,870	—	(5,130)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	3,367,397	2,791,000	2,835,184	44,184	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund    61

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	3,289,543	$2,743,000	$2,769,634	$26,634	$—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	3,066,850	2,565,000	2,582,138	17,138	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	2,948,602	2,472,000	2,482,578	10,578	—
Expiring 09/16/20	UBS AG	KRW	2,870,263	2,403,000	2,416,621	13,621	—
Swedish Krona,
Expiring 10/19/20	Morgan Stanley & Co. International PLC	SEK	118,001	12,776,619	13,649,567	872,948	—
Swiss Franc,
Expiring 10/19/20	Citibank, N.A.	CHF	5,107	5,460,000	5,657,771	197,771	—
Expiring 10/19/20	Citibank, N.A.	CHF	2,727	3,014,000	3,020,818	6,818	—
Expiring 10/19/20	Citibank, N.A.	CHF	1,883	2,086,000	2,086,331	331	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CHF	2,779	2,965,000	3,078,704	113,704	—
Thai Baht,
Expiring 09/16/20	Barclays Bank PLC	THB	142,124	4,578,000	4,566,251	—	(11,749)
Expiring 09/16/20	Barclays Bank PLC	THB	92,748	2,997,000	2,979,853	—	(17,147)
Expiring 09/16/20	BNP Paribas S.A.	THB	38,770	1,257,120	1,245,626	—	(11,494)
Expiring 09/16/20	Citibank, N.A.	THB	90,858	2,873,000	2,919,145	46,145	—
Expiring 09/16/20	Goldman Sachs International	THB	70,275	2,275,000	2,257,832	—	(17,168)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	193,516	6,215,000	6,217,400	2,400	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	168,606	5,449,000	5,417,071	—	(31,929)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	133,600	4,302,000	4,292,383	—	(9,617)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	133,067	4,223,000	4,275,253	52,253	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	120,961	3,883,999	3,886,323	2,324	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	111,185	3,565,000	3,572,230	7,230	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	91,157	2,936,000	2,928,748	—	(7,252)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	90,151	2,841,000	2,896,416	55,416	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	85,238	2,735,000	2,738,569	3,569	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	76,890	$2,475,000	$2,470,358	$—	$(4,642)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	74,959	2,384,000	2,408,328	24,328	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	71,098	2,303,000	2,284,274	—	(18,726)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	68,924	2,234,880	2,214,424	—	(20,456)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	61,780	1,967,000	1,984,892	17,892	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	56,245	1,806,335	1,807,067	732	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	THB	302,623	9,619,279	9,720,265	100,986	—
Turkish Lira,
Expiring 09/16/20	Barclays Bank PLC	TRY	23,058	3,281,000	3,127,187	—	(153,813)
Expiring 09/16/20	Barclays Bank PLC	TRY	20,933	2,978,000	2,838,998	—	(139,002)
Expiring 09/16/20	Barclays Bank PLC	TRY	20,855	2,827,797	2,828,385	588	—
Expiring 09/16/20	Barclays Bank PLC	TRY	19,185	2,632,000	2,601,885	—	(30,115)
Expiring 09/16/20	Barclays Bank PLC	TRY	17,321	2,454,000	2,349,085	—	(104,915)
Expiring 09/16/20	Barclays Bank PLC	TRY	17,293	2,349,310	2,345,338	—	(3,972)
Expiring 09/16/20	Barclays Bank PLC	TRY	10,282	1,468,000	1,394,482	—	(73,518)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	27,088	3,825,000	3,673,723	—	(151,277)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	23,209	3,224,000	3,147,676	—	(76,324)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	20,033	2,706,000	2,716,875	10,875	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	15,132	2,135,000	2,052,198	—	(82,802)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	13,855	1,961,000	1,879,015	—	(81,985)

				$726,999,491	$734,015,989	9,953,049	(2,936,551)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/20/20	Citibank, N.A.	AUD	3,975	$2,761,563	$2,932,354	$—	$(170,791)

See Notes to Financial Statements.

PGIM Strategic Bond Fund    63

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/20/20	Citibank, N.A.	AUD	3,969	$2,775,000	$2,927,687	$—	$(152,687)
Brazilian Real,
Expiring 09/02/20	Citibank, N.A.	BRL	14,051	2,628,000	2,564,691	63,309	—
Expiring 09/02/20	Citibank, N.A.	BRL	10,078	1,841,000	1,839,392	1,608	—
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	10,511	1,998,716	1,918,518	80,198	—
Expiring 10/02/20	Goldman Sachs International	BRL	12,067	2,211,049	2,200,376	10,673	—
British Pound,
Expiring 10/19/20	Barclays Bank PLC	GBP	2,366	2,996,181	3,163,035	—	(166,854)
Expiring 10/19/20	BNP Paribas S.A.	GBP	2,366	2,994,309	3,163,036	—	(168,727)
Expiring 10/19/20	Citibank, N.A.	GBP	2,956	3,837,432	3,953,030	—	(115,598)
Expiring 10/19/20	Citibank, N.A.	GBP	2,405	3,136,921	3,215,306	—	(78,385)
Expiring 10/19/20	Citibank, N.A.	GBP	1,647	2,154,000	2,202,693	—	(48,693)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	4,731	5,990,560	6,326,070	—	(335,510)
Canadian Dollar,
Expiring 10/20/20	Citibank, N.A.	CAD	23,747	17,600,968	18,208,297	—	(607,329)
Chilean Peso,
Expiring 09/16/20	BNP Paribas S.A.	CLP	1,363,429	1,740,000	1,753,526	—	(13,526)
Expiring 09/16/20	Citibank, N.A.	CLP	2,089,821	2,681,000	2,687,749	—	(6,749)
Expiring 09/16/20	Citibank, N.A.	CLP	1,748,537	2,173,000	2,248,819	—	(75,819)
Expiring 09/16/20	Citibank, N.A.	CLP	593,088	729,000	762,779	—	(33,779)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	7,333,075	8,998,742	9,431,172	—	(432,430)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	1,659,433	2,084,000	2,134,220	—	(50,220)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	1,071,418	1,367,999	1,377,965	—	(9,966)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	2,438,905	2,970,000	3,136,710	—	(166,710)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	983,626	1,208,000	1,265,056	—	(57,056)
Chinese Renminbi,
Expiring 11/06/20	Citibank, N.A.	CNH	22,832	3,288,000	3,318,128	—	(30,128)
Colombian Peso,
Expiring 09/16/20	Barclays Bank PLC	COP	17,433,203	4,606,000	4,654,913	—	(48,913)
Expiring 09/16/20	Barclays Bank PLC	COP	8,330,468	2,203,000	2,224,354	—	(21,354)
Expiring 09/16/20	BNP Paribas S.A.	COP	7,016,386	1,958,517	1,873,475	85,042	—
Expiring 09/16/20	Citibank, N.A.	COP	14,522,570	3,835,000	3,877,733	—	(42,733)
Expiring 09/16/20	Citibank, N.A.	COP	8,151,648	2,162,000	2,176,606	—	(14,606)
Expiring 09/16/20	Citibank, N.A.	COP	7,408,546	1,959,000	1,978,187	—	(19,187)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/16/20	Goldman Sachs International	COP	9,776,147	$2,596,000	$2,610,370	$—	$(14,370)
Expiring 09/16/20	Goldman Sachs International	COP	7,032,623	1,960,258	1,877,810	82,448	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	17,262,627	4,570,000	4,609,367	—	(39,367)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	12,466,637	3,294,000	3,328,770	—	(34,770)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	6,678,866	1,853,953	1,783,352	70,601	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	5,610,425	1,535,000	1,498,063	36,937	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	7,205,632	1,902,000	1,924,006	—	(22,006)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	COP	24,787,233	6,437,156	6,579,168	—	(142,012)
Czech Koruna,
Expiring 10/19/20	Citibank, N.A.	CZK	42,190	1,908,000	1,917,208	—	(9,208)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CZK	57,811	2,478,000	2,627,069	—	(149,069)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CZK	51,483	2,334,000	2,339,542	—	(5,542)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	44,033	1,856,144	2,000,979	—	(144,835)
Euro,
Expiring 10/19/20	Bank of America, N.A.	EUR	10,750	12,774,601	12,842,292	—	(67,691)
Expiring 10/19/20	BNP Paribas S.A.	EUR	42,633	48,421,489	50,931,045	—	(2,509,556)
Expiring 10/19/20	BNP Paribas S.A.	EUR	1,403	1,657,250	1,675,574	—	(18,324)
Expiring 10/19/20	Citibank, N.A.	EUR	5,060	5,973,000	6,044,450	—	(71,450)
Expiring 10/19/20	Citibank, N.A.	EUR	2,882	3,396,000	3,443,444	—	(47,444)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	5,834	6,857,000	6,969,105	—	(112,105)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	1,476	1,737,324	1,763,861	—	(26,537)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	1,192	1,363,013	1,424,198	—	(61,185)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	393	465,399	469,775	—	(4,376)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	41,622	47,081,149	49,723,193	—	(2,642,044)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	5,595	6,372,820	6,684,292	—	(311,472)

See Notes to Financial Statements.

PGIM Strategic Bond Fund    65

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	1,700	$1,936,265	$2,030,874	$—	$(94,609)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	347	396,947	414,826	—	(17,879)
Expiring 12/02/20	Citibank, N.A.	EUR	26,277	29,793,639	31,420,285	—	(1,626,646)
Expiring 12/02/20	Citibank, N.A.	EUR	1,500	1,703,555	1,793,593	—	(90,038)
Hungarian Forint,
Expiring 10/19/20	Citibank, N.A.	HUF	155,865	497,876	522,967	—	(25,091)
Expiring 10/19/20	UBS AG	HUF	1,266,796	4,205,000	4,250,421	—	(45,421)
Expiring 10/19/20	UBS AG	HUF	917,322	3,081,000	3,077,846	3,154	—
Indian Rupee,
Expiring 09/16/20	Barclays Bank PLC	INR	183,770	2,411,000	2,501,794	—	(90,794)
Expiring 09/16/20	Citibank, N.A.	INR	203,334	2,661,000	2,768,134	—	(107,134)
Expiring 09/16/20	Citibank, N.A.	INR	188,549	2,475,000	2,566,855	—	(91,855)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	472,715	6,151,000	6,435,400	—	(284,400)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	378,935	4,919,000	5,158,711	—	(239,711)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	340,422	4,432,000	4,634,403	—	(202,403)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	308,348	4,016,000	4,197,765	—	(181,765)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	301,211	3,955,502	4,100,604	—	(145,102)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	234,314	3,072,000	3,189,878	—	(117,878)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	230,865	3,031,000	3,142,931	—	(111,931)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	182,128	2,363,000	2,479,440	—	(116,440)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	132,849	1,740,000	1,808,567	—	(68,567)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	118,073	1,572,000	1,607,410	—	(35,410)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	183,719	2,390,000	2,501,100	—	(111,100)
Indonesian Rupiah,
Expiring 09/16/20	Barclays Bank PLC	IDR	47,369,205	3,159,000	3,245,024	—	(86,024)
Expiring 09/16/20	BNP Paribas S.A.	IDR	58,829,424	4,008,000	4,030,105	—	(22,105)
Expiring 09/16/20	Citibank, N.A.	IDR	53,974,735	3,673,000	3,697,535	—	(24,535)
Expiring 09/16/20	Citibank, N.A.	IDR	47,087,236	3,182,000	3,225,707	—	(43,707)
Expiring 09/16/20	Citibank, N.A.	IDR	30,313,196	2,132,630	2,076,604	56,026	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/16/20	Citibank, N.A.	IDR	23,413,114	$1,592,000	$1,603,914	$—	$(11,914)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	61,784,580	4,169,000	4,232,548	—	(63,548)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	54,877,788	3,717,000	3,759,399	—	(42,399)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	53,893,590	3,639,000	3,691,976	—	(52,976)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	53,475,041	3,569,000	3,663,303	—	(94,303)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	47,006,544	3,183,000	3,220,180	—	(37,180)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	46,988,779	3,167,000	3,218,963	—	(51,963)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	36,699,316	2,474,000	2,514,084	—	(40,084)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	34,974,090	2,370,000	2,395,897	—	(25,897)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	34,941,000	2,452,000	2,393,630	58,370	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	33,245,823	2,334,000	2,277,502	56,498	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	30,495,036	2,028,000	2,089,060	—	(61,060)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	30,445,031	2,047,000	2,085,634	—	(38,634)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	27,386,567	1,858,000	1,876,115	—	(18,115)
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	9,795	2,876,000	2,920,420	—	(44,420)
Expiring 09/16/20	Barclays Bank PLC	ILS	8,602	2,503,000	2,564,891	—	(61,891)
Expiring 09/16/20	Barclays Bank PLC	ILS	4,315	1,268,480	1,286,532	—	(18,052)
Expiring 09/16/20	Citibank, N.A.	ILS	13,318	3,862,000	3,970,921	—	(108,921)
Expiring 09/16/20	Citibank, N.A.	ILS	9,188	2,695,520	2,739,507	—	(43,987)
Expiring 09/16/20	Citibank, N.A.	ILS	8,798	2,548,000	2,623,387	—	(75,387)
Expiring 09/16/20	Citibank, N.A.	ILS	8,493	2,470,000	2,532,195	—	(62,195)
Expiring 09/16/20	Citibank, N.A.	ILS	8,400	2,436,000	2,504,660	—	(68,660)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	26,378	7,757,022	7,864,872	—	(107,850)
Japanese Yen,
Expiring 10/19/20	Citibank, N.A.	JPY	313,615	2,948,000	2,962,883	—	(14,883)
Expiring 10/19/20	Citibank, N.A.	JPY	216,880	2,052,000	2,048,978	3,022	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund    67

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/19/20	Morgan Stanley & Co. International PLC	JPY	192,302	$1,814,000	$1,816,780	$—	$(2,780)
Mexican Peso,
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	56,386	2,499,000	2,571,463	—	(72,463)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	55,343	2,432,000	2,523,894	—	(91,894)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	40,956	1,807,000	1,867,763	—	(60,763)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	28,970	1,278,000	1,321,169	—	(43,169)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	27,573	1,224,000	1,257,429	—	(33,429)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	22,234	979,000	1,013,946	—	(34,946)
New Taiwanese Dollar,
Expiring 09/16/20	Citibank, N.A.	TWD	194,897	6,696,000	6,639,537	56,463	—
Expiring 09/16/20	Citibank, N.A.	TWD	100,787	3,445,000	3,433,496	11,504	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	215,473	7,346,000	7,340,489	5,511	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	178,379	6,085,000	6,076,807	8,193	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	153,920	5,250,000	5,243,558	6,442	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	92,469	3,157,000	3,150,115	6,885	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	87,146	2,987,000	2,968,783	18,217	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	77,842	2,664,000	2,651,837	12,163	—
New Zealand Dollar,
Expiring 10/20/20	JPMorgan Chase Bank, N.A.	NZD	19,424	12,791,036	13,082,920	—	(291,884)
Norwegian Krone,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	33,228	3,534,081	3,804,763	—	(270,682)
Peruvian Nuevo Sol,
Expiring 09/16/20	BNP Paribas S.A.	PEN	7,138	2,062,480	2,014,395	48,085	—
Expiring 09/16/20	BNP Paribas S.A.	PEN	6,996	1,980,000	1,974,212	5,788	—
Expiring 09/16/20	Citibank, N.A.	PEN	12,715	3,661,000	3,588,080	72,920	—
Expiring 09/16/20	Citibank, N.A.	PEN	10,972	3,098,000	3,096,393	1,607	—
Expiring 09/16/20	Citibank, N.A.	PEN	10,738	3,023,000	3,030,287	—	(7,287)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/16/20	Citibank, N.A.	PEN	8,800	$2,506,000	$2,483,470	$22,530	$—
Expiring 09/16/20	Citibank, N.A.	PEN	8,732	2,493,000	2,464,054	28,946	—
Expiring 09/16/20	Citibank, N.A.	PEN	8,676	2,481,000	2,448,304	32,696	—
Expiring 09/16/20	Citibank, N.A.	PEN	8,404	2,403,000	2,371,651	31,349	—
Expiring 09/16/20	Citibank, N.A.	PEN	8,029	2,330,000	2,265,819	64,181	—
Expiring 09/16/20	Citibank, N.A.	PEN	5,276	1,498,000	1,488,785	9,215	—
Expiring 09/16/20	Goldman Sachs International	PEN	4,580	1,299,000	1,292,563	6,437	—
Expiring 09/16/20	Goldman Sachs International	PEN	4,206	1,192,000	1,187,052	4,948	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	8,673	2,459,000	2,447,648	11,352	—
Philippine Peso,
Expiring 09/16/20	BNP Paribas S.A.	PHP	129,605	2,570,000	2,671,857	—	(101,857)
Expiring 09/16/20	Citibank, N.A.	PHP	377,849	7,517,141	7,789,498	—	(272,357)
Expiring 09/16/20	Citibank, N.A.	PHP	174,845	3,439,331	3,604,500	—	(165,169)
Expiring 09/16/20	Citibank, N.A.	PHP	121,038	2,412,559	2,495,245	—	(82,686)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	578,731	11,554,397	11,930,750	—	(376,353)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	208,417	4,199,000	4,296,601	—	(97,601)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	150,726	3,054,000	3,107,264	—	(53,264)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	PHP	87,811	1,751,000	1,810,254	—	(59,254)
Polish Zloty,
Expiring 10/19/20	Citibank, N.A.	PLN	3,705	933,351	1,006,331	—	(72,980)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	8,068	2,053,000	2,191,179	—	(138,179)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	6,041	1,618,000	1,640,719	—	(22,719)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	11,976	3,200,000	3,252,605	—	(52,605)
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	150,216	2,111,000	2,022,044	88,956	—
Expiring 09/16/20	Barclays Bank PLC	RUB	143,052	1,939,000	1,925,611	13,389	—
Expiring 09/16/20	Barclays Bank PLC	RUB	115,712	1,612,000	1,557,593	54,407	—
Expiring 09/16/20	Barclays Bank PLC	RUB	89,361	1,225,000	1,202,889	22,111	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	190,019	2,568,000	2,557,838	10,162	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	132,987	1,839,000	1,790,135	48,865	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund    69

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/16/20	UBS AG	RUB	118,620	$1,697,000	$1,596,742	$100,258	$—
Singapore Dollar,
Expiring 09/16/20	Barclays Bank PLC	SGD	4,388	3,197,000	3,225,211	—	(28,211)
Expiring 09/16/20	Citibank, N.A.	SGD	3,193	2,291,000	2,346,661	—	(55,661)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	9,092	6,618,000	6,682,429	—	(64,429)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	8,377	6,017,000	6,157,129	—	(140,129)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	5,387	3,939,000	3,959,543	—	(20,543)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	4,423	3,176,000	3,250,612	—	(74,612)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	4,328	3,113,000	3,180,808	—	(67,808)
Expiring 09/16/20	JPMorgan Chase Bank,
	N.A.	SGD	3,430	2,461,000	2,521,130	—	(60,130)
South African Rand,
Expiring 09/16/20	Bank of America, N.A.	ZAR	26,163	1,471,000	1,540,414	—	(69,414)
Expiring 09/16/20	Barclays Bank PLC	ZAR	32,290	1,863,000	1,901,218	—	(38,218)
Expiring 09/16/20	Barclays Bank PLC	ZAR	17,631	1,023,000	1,038,104	—	(15,104)
Expiring 09/16/20	Citibank, N.A.	ZAR	26,380	1,544,000	1,553,229	—	(9,229)
Expiring 09/16/20	Citibank, N.A.	ZAR	12,558	738,297	739,402	—	(1,105)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	34,343	1,987,000	2,022,088	—	(35,088)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	33,514	1,934,000	1,973,256	—	(39,256)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	32,736	1,872,000	1,927,454	—	(55,454)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	28,540	1,617,000	1,680,400	—	(63,400)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	13,390	766,000	788,398	—	(22,398)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	40,352	2,279,000	2,375,884	—	(96,884)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	21,321	1,220,000	1,255,378	—	(35,378)
South Korean Won,
Expiring 09/16/20	Goldman Sachs International	KRW	2,438,730	2,041,000	2,053,291	—	(12,291)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	5,171,313	4,356,000	4,353,992	2,008	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	4,859,382	$4,024,000	$4,091,362	$—	$(67,362)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	4,858,350	4,094,000	4,090,493	3,507	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	2,849,958	2,372,000	2,399,525	—	(27,525)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	1,147,137	956,873	965,834	—	(8,961)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	KRW	4,426,497	3,728,000	3,726,894	1,106	—
Swedish Krona,
Expiring 10/19/20	BNP Paribas S.A.	SEK	22,950	2,625,000	2,654,676	—	(29,676)
Expiring 10/19/20	Citibank, N.A.	SEK	22,426	2,536,000	2,594,073	—	(58,073)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	SEK	16,890	1,840,000	1,953,736	—	(113,736)
Swiss Franc,
Expiring 10/19/20	Bank of America, N.A.	CHF	3,154	3,471,000	3,493,792	—	(22,792)
Expiring 10/19/20	BNP Paribas S.A.	CHF	1,937	2,066,000	2,145,586	—	(79,586)
Expiring 10/19/20	Citibank, N.A.	CHF	5,207	5,548,000	5,768,958	—	(220,958)
Expiring 10/19/20	Citibank, N.A.	CHF	4,066	4,403,000	4,504,767	—	(101,767)
Expiring 10/19/20	Citibank, N.A.	CHF	2,845	3,036,000	3,151,833	—	(115,833)
Expiring 10/19/20	Goldman Sachs International	CHF	5,572	5,919,000	6,172,681	—	(253,681)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CHF	3,191	3,490,000	3,534,556	—	(44,556)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CHF	12,194	13,027,711	13,509,167	—	(481,456)
Thai Baht,
Expiring 09/16/20	Citibank, N.A.	THB	80,749	2,587,000	2,594,366	—	(7,366)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	302,623	9,637,660	9,722,849	—	(85,189)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	203,033	6,533,000	6,523,160	9,840	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	61,760	1,979,000	1,984,272	—	(5,272)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	56,289	1,805,000	1,808,486	—	(3,486)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	54,541	1,747,000	1,752,339	—	(5,339)
Turkish Lira,
Expiring 09/16/20	Barclays Bank PLC	TRY	29,691	4,257,967	4,026,669	231,298	—
Expiring 09/16/20	Barclays Bank PLC	TRY	23,880	3,353,000	3,238,648	114,352	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund    71

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Forward foreign currency exchange contracts outstanding at August 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/16/20	Barclays Bank PLC	TRY	22,372	$3,213,000	$3,034,182	$178,818	$—
Expiring 09/16/20	Barclays Bank PLC	TRY	20,141	2,850,000	2,731,544	118,456	—
Expiring 09/16/20	Barclays Bank PLC	TRY	18,370	2,591,000	2,491,391	99,609	—
Expiring 09/16/20	Barclays Bank PLC	TRY	17,912	2,556,000	2,429,312	126,688	—
Expiring 09/16/20	Barclays Bank PLC	TRY	17,579	2,528,000	2,384,151	143,849	—
Expiring 09/16/20	Barclays Bank PLC	TRY	17,336	2,453,000	2,351,151	101,849	—
Expiring 09/16/20	Barclays Bank PLC	TRY	17,334	2,481,000	2,350,929	130,071	—
Expiring 09/16/20	Barclays Bank PLC	TRY	15,689	2,241,000	2,127,697	113,303	—
Expiring 09/16/20	Barclays Bank PLC	TRY	11,371	1,621,000	1,542,194	78,806	—
Expiring 09/16/20	Barclays Bank PLC	TRY	10,468	1,504,000	1,419,745	84,255	—
Expiring 09/16/20	Barclays Bank PLC	TRY	9,898	1,409,000	1,342,411	66,589	—
Expiring 09/16/20	Barclays Bank PLC	TRY	9,091	1,292,000	1,232,868	59,132	—
Expiring 09/16/20	Barclays Bank PLC	TRY	8,608	1,233,000	1,167,371	65,629	—
Expiring 09/16/20	Barclays Bank PLC	TRY	6,270	902,000	850,283	51,717	—
Expiring 09/16/20	Citibank, N.A.	TRY	6,137	885,000	832,277	52,723	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	12,382	1,776,713	1,679,253	97,460	—
Expiring 12/16/20	Barclays Bank PLC	TRY	23,999	3,109,000	3,131,870	—	(22,870)
Expiring 12/16/20	Barclays Bank PLC	TRY	20,855	2,720,809	2,721,543	—	(734)
Expiring 12/16/20	Barclays Bank PLC	TRY	17,293	2,260,263	2,256,744	3,519	—
Expiring 12/16/20	Barclays Bank PLC	TRY	15,746	2,040,000	2,054,873	—	(14,873)

				$788,676,618	$804,936,699	3,346,050	(19,606,131)

						$13,299,099	$(22,542,682)

Credit default swap agreements outstanding at August 31, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Alcentra CLO	09/25/20	1.000	%(M)	491	1.000%	$436	$—	$436	Goldman Sachs International
Alcentra CLO	09/25/20	0.500	%(M)	374	*	166	—	166	Goldman Sachs International

See Notes to Financial Statements.

Credit default swap agreements outstanding at August 31, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Alcentra CLO	09/25/20	1.000	%(M)	316	*	$281	$—	$ 281	Goldman Sachs International
AMMC CLO Ltd.	09/25/20	0.500	%(M)	48	*	21	—	21	Goldman Sachs International
AXA CLO	09/25/20	1.000	%(M)	429	*	381	—	381	Goldman Sachs International
Bain CLO	09/25/20	0.500	%(M)	2,050	*	911	—	911	Goldman Sachs International
Bank	09/29/20	1.250	%(M)	1,849	*	2,307	—	2,307	Goldman Sachs International
Bardin Hill CLO	09/25/20	0.500	%(M)	1,328	*	590	—	590	Goldman Sachs International
Bardin Hill CLO	09/25/20	1.000	%(M)	398	*	353	—	353	Goldman Sachs International
BlueMountain CLO	09/25/20	0.500	%(M)	190	*	85	—	85	Goldman Sachs International
Canyon CLO	09/25/20	0.500	%(M)	269	0.500%	120	—	120	Goldman Sachs International
Carlson CLO	09/25/20	1.000	%(M)	428	*	381	—	381	Goldman Sachs International
Carlyle CLO	09/25/20	0.500	%(M)	672	*	298	—	298	Goldman Sachs International
Carlyle CLO	09/25/20	1.000	%(M)	133	*	118	—	118	Goldman Sachs International
COMM Mortgage Trust	09/29/20	1.250	%(M)	746	6.940%	932	—	932	Goldman Sachs International

See Notes to Financial Statements.

PGIM Strategic Bond Fund    73

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Credit default swap agreements outstanding at August 31, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	09/29/20	1.250%(M)	517	*	$645	$—	$ 645	Goldman Sachs International
Covenant	09/25/20	0.500%(M)	243	*	108	—	108	Goldman Sachs International
Crescent CLO	09/25/20	1.000%(M)	570	*	507	—	507	Goldman Sachs International
CSAM CLO	09/25/20	0.500%(M)	608	*	270	—	270	Goldman Sachs International
DFG CLO	09/25/20	0.500%(M)	1,120	*	498	—	498	Goldman Sachs International
Doubleline	09/25/20	0.500%(M)	189	*	84	—	84	Goldman Sachs International
Ellington CLO	09/25/20	1.000%(M)	4,664	*	4,145	—	4,145	Goldman Sachs International
Ellington CLO	09/25/20	1.000%(M)	1,979	*	1,759	—	1,759	Goldman Sachs International
Fort Washington CLO	09/25/20	1.000%(M)	871	*	774	—	774	Goldman Sachs International
Garrison CLO	09/25/20	0.500%(M)	237	*	105	—	105	Goldman Sachs International
GS Mortgage Securities Trust	09/29/20	1.250%(M)	606	*	757	—	757	Goldman Sachs International
GSAMP Home Equity	09/30/20	1.250%(M)	2,076	*	72	—	72	Goldman Sachs International
GSRPM Mortgage Loan Trust	09/30/20	1.250%(M)	872	*	30	—	30	Goldman Sachs International

See Notes to Financial Statements.

Credit default swap agreements outstanding at August 31, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Guggenheim CLO	09/25/20	0.500%(M)	2,514	*	$1,117	$—	$ 1,117	Goldman Sachs International
HPS CLO	09/25/20	0.500%(M)	93	*	42	—	42	Goldman Sachs International
ICG CLO	09/25/20	0.500%(M)	840	*	373	—	373	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	09/29/20	1.250%(M)	1,048	*	1,308	—	1,308	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	09/29/20	1.250%(M)	419	*	523	—	523	Goldman Sachs International
LCM CLO	09/25/20	1.000%(M)	261	*	232	—	232	Goldman Sachs International
Loomis Sayles & Company LP	09/25/20	0.500%(M)	114	*	51	—	51	Goldman Sachs International
MJX CLO	09/25/20	1.000%(M)	813	*	722	—	722	Goldman Sachs International
MJX CLO	09/25/20	1.000%(M)	510	*	453	—	453	Goldman Sachs International
MJX CLO	09/25/20	0.500%(M)	473	*	210	—	210	Goldman Sachs International
MJX CLO	09/25/20	1.000%(M)	375	*	334	—	334	Goldman Sachs International
Morgan Stanley Capital I Trust	09/29/20	1.250%(M)	425	*	531	—	531	Goldman Sachs International
Neuberger Berman CLO Ltd.	09/25/20	0.500%(M)	850	*	378	—	378	Goldman Sachs International

See Notes to Financial Statements.

PGIM Strategic Bond Fund    75

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Credit default swap agreements outstanding at August 31, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Nylim CLO	09/25/20	0.500%(M)	764	*	$340	$—	$ 340	Goldman Sachs International
Och-Ziff CLO	09/25/20	1.000%(M)	1,729	*	1,537	—	1,537	Goldman Sachs International
Och-Ziff CLO	09/25/20	1.000%(M)	720	*	640	—	640	Goldman Sachs International
Octagon CLO	09/25/20	0.500%(M)	2,600	*	1,155	—	1,155	Goldman Sachs International
Octagon CLO	09/25/20	1.000%(M)	726	*	645	—	645	Goldman Sachs International
ONEX CLO	09/25/20	0.500%(M)	2,057	*	914	—	914	Goldman Sachs International
Palmer Square CLO	09/25/20	1.000%(M)	121	1.000%	107	—	107	Goldman Sachs International
Palmer Square CLO	09/25/20	1.000%(M)	89	*	79	—	79	Goldman Sachs International
Par-Four	09/25/20	0.500%(M)	1,765	*	784	—	784	Goldman Sachs International
Pinebridge CLO	09/25/20	0.500%(M)	154	*	68	—	68	Goldman Sachs International
Pretium	09/25/20	0.500%(M)	10,653	*	4,734	—	4,734	Goldman Sachs International
Providence CLO	09/25/20	1.000%(M)	420	*	373	—	373	Goldman Sachs International
Providence CLO	09/25/20	1.000%(M)	328	*	291	—	291	Goldman Sachs International

See Notes to Financial Statements.

Credit default swap agreements outstanding at August 31, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Sallie Mae Bank	09/29/20	1.750%(M)	41,490	*	$10,085	$(10,084)	$20,169	Goldman Sachs International
Saratoga CLO	09/25/20	0.500%(M)	7,495	*	3,331	—	3,331	Goldman Sachs International
Shenkman Capital	09/25/20	0.500%(M)	94	*	42	—	42	Goldman Sachs International
Sound Point CLO Ltd.	09/25/20	1.000%(M)	708	*	629	—	629	Goldman Sachs International
Sound Point CLO Ltd.	09/25/20	1.000%(M)	526	*	468	—	468	Goldman Sachs International
Steele Creek	09/25/20	0.500%(M)	1,434	*	637	—	637	Goldman Sachs International
Steele Creek	09/25/20	0.500%(M)	1,326	0.500%	589	—	589	Goldman Sachs International
Symphony CLO	09/25/20	1.000%(M)	698	1.000%	621	—	621	Goldman Sachs International
TCW CLO	09/25/20	0.500%(M)	580	*	258	—	258	Goldman Sachs International
THL CLO	09/25/20	1.000%(M)	1,334	*	1,186	—	1,186	Goldman Sachs International
THL CLO	09/25/20	0.500%(M)	381	*	170	—	170	Goldman Sachs International
Trimaran CLO	09/25/20	1.000%(M)	760	*	676	—	676	Goldman Sachs International
Voya CLO	09/25/20	0.500%(M)	6,556	*	2,913	—	2,913	Goldman Sachs International

See Notes to Financial Statements.

PGIM Strategic Bond Fund    77

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Credit default swap agreements outstanding at August 31, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Wamco	09/25/20	0.500%(M)	210	*	$93	$—	$93	Goldman Sachs International
Wellfleet CLO	09/25/20	0.500%(M)	95	*	42	—	42	Goldman Sachs International

					$56,815	$(10,084)	$66,899

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	100	$(2,304)	$(1,425)	$(879)	Bank of America, N.A.
United Mexican States	06/20/23	1.000%(Q)	35	(403)	126	(529)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	30	(345)	268	(613)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(115)	99	(214)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(115)	92	(207)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(116)	33	(149)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	5	(58)	18	(76)	Citibank, N.A.
United Mexican States	06/20/24	1.000%(Q)	2,340	(13,672)	1,891	(15,563)	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	180	47	1,091	(1,044)	Citibank, N.A.

				$(17,081)	$2,193	$(19,274)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	3,100	2.783%	$(64,448)	$21,942	$(86,390)	Bank of America, N.A.
Bombardier, Inc.	09/20/20	5.000%(Q)	2,000	37.080%	(15,334)	3,022	(18,356)	JPMorgan Chase Bank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	100	1.005%	183	(5,548)	5,731	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	100	1.611%	(2,894)	(13,910)	11,016	Bank of America, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at August 31, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	115	0.643%	$1,784	$401	$1,383	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.354%	2,015	872	1,143	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	4.471%	(48,905)	(29,318)	(19,587)	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	4.471%	(2,223)	(793)	(1,430)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	4.471%	(2,223)	(934)	(1,289)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	4.471%	(889)	(315)	(574)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	4.471%	(889)	(382)	(507)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	4.471%	(889)	(376)	(513)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5	4.471%	(445)	(159)	(286)	Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)	2,340	4.722%	(294,808)	(167,370)	(127,438)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	180	4.819%	(25,931)	(14,618)	(11,313)	Citibank, N.A.
Republic of Colombia	12/20/26	1.000%(Q)	75	1.438%	(1,843)	(4,409)	2,566	Citibank, N.A.
Republic of Uruguay	06/20/21	1.000%(Q)	600	0.863%	1,848	(1,706)	3,554	Citibank, N.A.

					$(455,891)	$(213,601)	$(242,290)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at August 31, 2020	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q	)	33,200	$(308,109)	$(130,907)	$177,202

See Notes to Financial Statements.

PGIM Strategic Bond Fund    79

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Credit default swap agreements outstanding at August 31, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at August 31, 2020(4)	Value at Trade Date	Value at August 31, 2020	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.34.V8	06/20/25	5.000%(Q	)		148,680	3.644%	$(607,699)	$10,063,834	$10,671,533
iTraxx.EUR.33.V1	06/20/25	1.000%(Q	)	EUR	55,000	0.543%	429,674	1,578,825	1,149,151
iTraxx.XO.32.V1	12/20/24	5.000%(Q	)	EUR	5,000	3.008%	97,666	522,496	424,830

							$(80,359)	$12,165,155	$12,245,514

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.Beijing 1Y 30% - 100%^	12/20/20	0.000%		10,477	*	$(1,183)	$(1,839)	$656	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(Q	)	5,000	*	(11,225)	83,632	(94,857)	Morgan Stanley &Co. International PLC

						$(12,408)	$81,793	$(94,201)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at August 31, 2020:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#		Fund Pays		Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
539	3 Month LIBOR(Q	)	EUR	500	(2.16)%(A	)	JPMorgan Chase Bank, N.A.	03/21/23	$(59,986)	$—	$(59,986)

Interest rate swap agreements outstanding at August 31, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2020	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	9,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(43)	$257,078	$257,121
BRL	30,765	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	159,689	159,689
BRL	6,347	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	81,940	81,940
BRL	7,043	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	93,450	93,450
BRL	26,717	01/04/27	6.225%(T)	1 Day BROIS(2)(T)	—	(21,244)	(21,244)
BRL	5,913	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	57,571	57,571
CNH	8,860	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(29)	12,847	12,876
CNH	30,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(78)	42,230	42,308

See Notes to Financial Statements.

PGIM Strategic Bond Fund    81

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Interest rate swap agreements outstanding at August 31, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2020	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	28,600	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(17)	$47,268	$47,285
CNH	31,000	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(16)	34,595	34,611
CNH	70,650	02/13/25	2.570%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(47)	(57,673)	(57,626)
COP	6,516,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	96,225	96,225
COP	7,607,250	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	117,520	117,520
COP	4,604,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	64,892	64,892
COP	3,221,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	46,051	46,051
COP	4,701,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	66,735	66,735
EUR	2,870	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(2,617)	(6,026)	(3,409)
EUR	7,170	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(73,474)	(188,449)	(114,975)
EUR	836	07/04/44	0.020%(A)	1 Day EONIA(1)(A)	—	8,882	8,882
GBP	1,280	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(9,325)	(10,393)	(1,068)
GBP	1,340	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(42,477)	(69,081)	(26,604)
GBP	4,196	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(262,597)	(275,652)	(13,055)
GBP	835	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(16,428)	(60,920)	(44,492)
GBP	366	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(22,283)	(22,283)
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(154,217)	(304,704)	(150,487)
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(5,732)	(25,309)	(19,577)
HUF	162,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(243)	(243)
HUF	2,548,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	3,929	3,929
HUF	730,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	46,779	46,779
NZD	3,500	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	212,782	212,782
	53,580	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(20,251)	(20,251)
	57,482	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(193,165)	(193,165)
	23,786	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(130,946)	(130,946)
	5,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(481,886)	(481,886)
ZAR	191,900	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(6,572)	(47,784)	(41,212)
ZAR	12,000	08/03/25	5.075%(Q)	3 Month JIBAR(1)(Q)	82	1,348	1,266
ZAR	47,000	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(2,114)	120,168	122,282
ZAR	65,500	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(19,828)	163,071	182,899
ZAR	35,600	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	983	125,747	124,764

See Notes to Financial Statements.

Interest rate swap agreements outstanding at August 31, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	37,400	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	$(338)	$165,101	$165,439
ZAR	24,800	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(234)	116,179	116,413
ZAR	85,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	197,948	197,948
ZAR	7,700	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(159)	78,228	78,387
ZAR	16,300	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(71)	124,700	124,771
ZAR	35,900	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(737)	386,652	387,389
ZAR	17,300	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(1,040)	25,496	26,536
ZAR	114,900	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(3,263)	33,807	37,070
ZAR	7,100	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(113)	262	375

					$(600,501)	$1,073,161	$1,673,662

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$113,487	$(253,186)	$92,948	$(441,800)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$300,000	$27,120,103

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    83

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$4,708,326	$—
Collateralized Loan Obligations	—	167,811,533	4,987,500
Consumer Loans	—	11,523,761	—
Home Equity Loans	—	91,010	—
Other.	—	14,878,527	—
Residential Mortgage-Backed Securities	—	3,427,251	—
Student Loans	—	13,510,910	—
Bank Loans	—	26,343,898	4,138,578
Commercial Mortgage-Backed Securities	—	184,432,521	—
Corporate Bonds	—	757,341,888	—
Municipal Bonds	—	6,089,329	—
Residential Mortgage-Backed Securities	—	89,373,015	14,951,809
Sovereign Bonds	—	96,751,561	—
U.S. Government Agency Obligations.	—	63,246,746	—
U.S. Treasury Obligations	—	126,269,900	—
Common Stocks.	351,576	—	128,630
Affiliated Mutual Funds	151,055,069	—	—
Options Purchased	—	50,126	—

Total	$151,406,645	$1,565,850,302	$24,206,517

Other Financial Instruments*
Assets
Futures Contracts	$427,261	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	13,299,099	—
Centrally Cleared Credit Default Swap Agreements	—	12,422,716	—
OTC Credit Default Swap Agreements	—	5,877	56,815
Centrally Cleared Interest Rate Swap Agreements	—	3,016,185	—

Total	$427,261	$28,743,877	$56,815

Liabilities
Futures Contracts	$(1,003,184)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(22,542,682)	—
OTC Credit Default Swap Agreements	—	(490,074)	(1,183)
OTC Currency Swap Agreement	—	(59,986)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,342,523)	—

Total	$(1,003,184)	$(24,435,265)	$(1,183)

See Notes to Financial Statements.

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities - Collateralized Loan Obligations	Asset-Backed Securities - Residential Mortgage-Backed Securities	Bank Loans	Residential Mortgage-Backed Securities
Balance as of 02/29/20	$—	$2,290,887	$8,727,374	$16,141,704
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	(384,847)	(208,930)
Purchases/Exchanges/Issuances	4,987,500	—	—	—
Sales/Paydowns	—	(2,290,887)	—	(980,965)
Accrued discount/premium	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	(4,203,949)	—

Balance as of 08/31/20	$4,987,500	$—	$4,138,578	$14,951,809

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—	$(384,847)	$(208,930)

	Common Stocks	OTC Credit Default Swap Agreements
Balance as of 02/29/20	$138,785	$54,673
Realized gain (loss)	—	48,168
Change in unrealized appreciation (depreciation)	17,142	59,282
Purchases/Exchanges/Issuances	—	—
Sales/Paydowns	(27,297)	(102,842)
Accrued discount/premium	—	—
Transfers into Level 3	—	(3,649)
Transfers out of Level 3	—	—

Balance as of 08/31/20	$128,630	$55,632

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$17,142	$59,282

See Notes to Financial Statements.

PGIM Strategic Bond Fund    85

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of August 31, 2020	Valuation Methodology	Unobservable Inputs

Asset-Backed Securities - Collateral Loan Obligations	$4,987,500	Pricing at Cost	Unadjusted Purchase Price
Bank Loans	4,138,578	Market Approach	Adjusted Comparable Bond Spread
Residential Mortgage-Backed Securities	14,951,809	Market Approach	Single Broker Indicative Quote
Common Stocks	128,630	Market Approach	Single Broker Indicative Quote
OTC Credit Default Swap Agreements	55,632	Market Approach	Single Broker Indicative Quote

	$24,262,149

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic

Bank Loans	$4,203,949	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
OTC Credit Default Swap Agreements	$ 3,649	L2 to L3	Vendor Pricing to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2020 were as follows:

Commercial Mortgage-Backed Securities	11.6%

Collateralized Loan Obligations	10.9

Affiliated Mutual Funds (5.5% represents investments purchased with collateral from securities on loan)	9.5

U.S. Treasury Obligations	7.9

Banks	7.6

Residential Mortgage-Backed Securities	6.7

Sovereign Bonds	6.1

Oil & Gas	4.8

U.S. Government Agency Obligations	4.0

Telecommunications	3.4

Media	3.0

Chemicals	2.6

Retail	2.5

Electric	2.4

Commercial Services	2.1

Building Materials	1.9%

Entertainment	1.6

Diversified Financial Services	1.5

Pharmaceuticals	1.5

Healthcare-Services	1.1

Real Estate Investment Trusts (REITs)	1.1

Foods	1.0

Other	0.9

Computers	0.9

Home Builders	0.9

Auto Manufacturers	0.9

Student Loans	0.9

Auto Parts & Equipment	0.8

Pipelines	0.8

Electrical Components & Equipment	0.7

Consumer Loans	0.7

Aerospace & Defense	0.7

See Notes to Financial Statements.

Industry Classification (continued):

Lodging	0.6%

Packaging & Containers	0.6

Internet	0.5

Insurance	0.4

Machinery-Diversified	0.4

Municipal Bonds	0.4

Gas	0.4

Iron/Steel	0.4

Real Estate	0.3

Airlines	0.3

Automobiles	0.3

Agriculture	0.3

Mining	0.3

Engineering & Construction	0.3

Energy-Alternate Sources	0.2

Transportation	0.1

Beverages	0.1

Healthcare-Products	0.1

Semiconductors	0.1

Distribution/Wholesale	0.1

Leisure Time	0.1

Apparel	0.1%

Electronics	0.0	*

Holding Companies-Diversified	0.0	*

Independent Power & Renewable Electricity Producers	0.0	*

Electric Utilities	0.0	*

Household Products/Wares	0.0	*

Home Equity Loans	0.0	*

Advertising	0.0	*

Options Purchased	0.0	*

Software	0.0	*

Oil, Gas & Consumable Fuels	0.0	*

	109.4

Liabilities in excess of other assets	(9.4)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$12,422,716	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	113,487		Premiums received for OTC swap agreements	253,186
Credit contracts	Unrealized appreciation on OTC swap agreements	92,948		Unrealized depreciation on OTC swap agreements	381,814

See Notes to Financial Statements.

PGIM Strategic Bond Fund    87

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$13,299,099		Unrealized depreciation on OTC forward foreign currency exchange contracts	$22,542,682
Interest rate contracts	Due from/to broker-variation margin futures	427,261	*	Due from/to broker-variation margin futures	1,003,184	*
Interest rate contracts	Due from/to broker-variation margin swaps	3,016,185	*	Due from/to broker-variation margin swaps	1,342,523	*
Interest rate contracts	Unaffiliated investments	50,126		—	—
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	59,986

		$29,421,822			$25,583,375

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$(3,028,433)	$—	$—	$(15,089,534)
Foreign exchange contracts	—	—	(6,488,165)	—
Interest rate contracts	—	22,774,223	—	(47,855,974)

Total	$(3,028,433)	$22,774,223	$(6,488,165)	$(62,945,508)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$487,108	$—	$—	$11,900,697

See Notes to Financial Statements.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$—	$(9,214,034)	$—
Interest rate contracts	24,474	—	(11,111,374)	—	33,486,565

Total	$24,474	$487,108	$(11,111,374)	$(9,214,034)	$45,387,262

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended August 31, 2020, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$852	$78,900,000	$545,623,501	$989,682,567	$537,790,721

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$652,995,100	$496,402,182	$67,696,667

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)
$377,630,612	$539,000

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    89

Schedule of Investments  (unaudited) (continued)

as of August 31, 2020

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$85,524,276	$(85,524,276)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$120,840	$(262,501)	$(141,661)	$—	$(141,661)
Barclays Bank PLC	2,953,910	(1,812,450)	1,141,460	(1,100,000)	41,460
BNP Paribas S.A.	358,764	(3,159,095)	(2,800,331)	2,800,331	—
Citibank, N.A.	3,310,976	(5,195,790)	(1,884,814)	1,884,814	—
Goldman Sachs International	418,249	(458,773)	(40,524)	40,524	—
JPMorgan Chase Bank, N.A.	4,469,670	(7,162,132)	(2,692,462)	2,692,462	—
Morgan Stanley & Co. International PLC	1,678,135	(5,073,157)	(3,395,022)	3,395,022	—
UBS AG	245,116	(113,770)	131,346	—	131,346

	$13,555,660	$(23,237,668)	$(9,682,008)	$9,713,153	$31,145

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2020

Assets

Investments at value, including securities on loan of $85,524,276:
Unaffiliated investments (cost $1,563,768,304)	$1,590,408,395
Affiliated investments (cost $151,017,536)	151,055,069
Foreign currency, at value (cost $487,861)	491,064
Cash segregated for counterparty - OTC	2,918,000
Dividends and interest receivable	13,625,464
Unrealized appreciation on OTC forward foreign currency exchange contracts	13,299,099
Receivable for Fund shares sold	7,169,049
Receivable for investments sold	6,439,362
Due from broker—variation margin futures	707,376
Due from broker—variation margin swaps	371,833
Deposit with broker for centrally cleared/exchange-traded derivatives	300,000
Premiums paid for OTC swap agreements	113,487
Unrealized appreciation on OTC swap agreements	92,948
Prepaid expenses	11,730

Total Assets	1,787,002,876

Liabilities

Payable to broker for collateral for securities on loan	87,532,978
Payable for investments purchased	75,903,193
Unrealized depreciation on OTC forward foreign currency exchange contracts	22,542,682
Payable for Fund shares reacquired	7,551,929
Management fee payable	590,465
Unrealized depreciation on OTC swap agreements	441,800
Accrued expenses and other liabilities	291,526
Premiums received for OTC swap agreements	253,186
Dividends payable	93,307
Distribution fee payable	61,584
Affiliated transfer agent fee payable	8,169
Trustees’ fees payable	3,765
Payable to custodian	21

Total Liabilities	195,274,605

Net Assets	$1,591,728,271

Net assets were comprised of:
Shares of beneficial interest, at par	$153,675
Paid-in capital in excess of par	1,611,967,781
Total distributable earnings (loss)	(20,393,185)

Net assets, August 31, 2020	$1,591,728,271

See Notes to Financial Statements.

PGIM Strategic Bond Fund    91

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2020

Class A

Net asset value and redemption price per share, ($74,337,508 ÷ 7,173,759 shares of beneficial interest issued and outstanding)	$10.36
Maximum sales charge (3.25% of offering price)	0.35

Maximum offering price to public	$10.71

Class C

Net asset value, offering price and redemption price per share, ($54,954,970 ÷ 5,311,453 shares of beneficial interest issued and outstanding)	$10.35

Class Z

Net asset value, offering price and redemption price per share, ($1,446,593,910 ÷ 139,661,050 shares of beneficial interest issued and outstanding)	$10.36

Class R6

Net asset value, offering price and redemption price per share, ($15,841,883 ÷ 1,528,395 shares of beneficial interest issued and outstanding)	$10.37

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended August 31, 2020

Net Investment Income (Loss)
Income
Interest income	$27,817,962
Affiliated dividend income	331,072
Income from securities lending, net (including affiliated income of $172,117)	213,034
Unaffiliated dividend income (net of $51 foreign withholding tax)	3,114

Total income	28,365,182

Expenses
Management fee	4,057,554
Distribution fee(a)	332,205
Transfer agent’s fees and expenses (including affiliated expense of $28,265)(a)	766,856
Custodian and accounting fees	136,527
SEC registration fees	81,465
Registration fees(a)	79,353
Shareholders’ reports	36,799
Audit fee	30,246
Trustees’ fees	13,842
Legal fees and expenses	11,798
Miscellaneous	11,599

Total expenses	5,558,244
Less: Fee waiver and/or expense reimbursement(a)	(899,021)

Net expenses	4,659,223

Net investment income (loss)	23,705,959

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(76,979))	(1,370,171)
Futures transactions	22,774,223
Forward currency contract transactions	(6,488,165)
Options written transactions	(3,028,433)
Swap agreement transactions	(62,945,508)
Foreign currency transactions	(698,589)

(51,756,643)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $42,790)	5,204,975
Futures	(11,111,374)
Forward currency contracts	(9,214,034)
Options written	487,108
Swap agreements	45,387,262
Foreign currencies	298,368

31,052,305

Net gain (loss) on investment and foreign currency transactions	(20,704,338)

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,001,621

See Notes to Financial Statements.

PGIM Strategic Bond Fund    93

Statement of Operations  (unaudited)

Six Months Ended August 31, 2020

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	84,907	247,298	—	—
Transfer agent’s fees and expenses	32,358	22,757	711,526	215
Registration fees	11,568	10,432	50,062	7,291
Fee waiver and/or expense reimbursement	(13,378)	(9,741)	(867,278)	(8,624)

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended August 31, 2020	Year Ended February 29, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$23,705,959	$26,067,889
Net realized gain (loss) on investment and foreign currency transactions	(51,756,643)	33,611,720
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	31,052,305	811,162

Net increase (decrease) in net assets resulting from operations	3,001,621	60,490,771

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,345,029)	(2,805,956)
Class C	(792,570)	(1,565,597)
Class Z	(26,992,371)	(49,234,989)
Class R6	(120,086)	(46,172)

	(29,250,056)	(53,652,714)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	741,825,959	1,421,254,151
Net asset value of shares issued in reinvestment of dividends and distributions	28,808,630	51,949,800
Cost of shares reacquired	(611,762,125)	(195,029,437)

Net increase (decrease) in net assets from Fund share transactions	158,872,464	1,278,174,514

Total increase (decrease)	132,624,029	1,285,012,571

Net Assets:

Beginning of period	1,459,104,242	174,091,671

End of period	$1,591,728,271	$1,459,104,242

See Notes to Financial Statements.

PGIM Strategic Bond Fund    95

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six series: PGIM Global Dynamic Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Strategic Bond Fund (the “Fund”).

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker

PGIM Strategic Bond Fund    97

Notes to Financial Statements  (unaudited) (continued)

quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment

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Notes to Financial Statements  (unaudited) (continued)

transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

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Notes to Financial Statements  (unaudited) (continued)

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

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Notes to Financial Statements  (unaudited) (continued)

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and

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Notes to Financial Statements  (unaudited) (continued)

such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (each a “subadviser and collectively the ”subadvisers“). The subadvisory and sub-subadvisory agreements provide that the subadvisers will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadvisers are obligated to keep certain books and records of the Fund. The Manager pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.59% of the Fund’s average daily net assets up to $2.5 billion, 0.565% of average daily net assets from $2.5 billion to $5 billion and 0.54% of average daily net assets over $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.59% for the reporting period ended August 31, 2020.

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Notes to Financial Statements  (unaudited) (continued)

The Manager has contractually agreed, through June 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class A shares, 1.90% of average daily net assets for Class C shares, 0.62% of average daily net assets for Class Z shares and 0.59% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived by the Manager may be recouped by the Mananger within the same fiscal year during which such wavier/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (”PIMS“), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.
For the reporting period ended August 31, 2020, PIMS received $121,333 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2020, PIMS received $4,486 and $14,247 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PGIM, Inc. and PGIM Limited are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures.

For the reporting period ended August 31, 2020, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Purchases	Sales	Realized Loss
$1,633,635	$26,921,957	$(5,426,813)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2020, were $1,033,207,682 and $845,813,715, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended August 31, 2020, is presented as follows:

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Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$160,805,034	$429,751,135	$527,093,546	$—	$—	$63,462,623	63,462,623	$331,072

PGIM Institutional Money Market Fund*
66,390,822	192,788,146	171,552,333	42,790	(76,979)	87,592,446	87,609,969	172,117	**

$227,195,856	$622,539,281	$698,645,879	$42,790	$(76,979)	$151,055,069		$503,189

*	The Fund did not have any capital gain distributions during the reporting period.

**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2020 were as follows:

Tax Basis	$1,716,489,444

Gross Unrealized Appreciation	93,401,418
Gross Unrealized Depreciation	(64,639,077)

Net Unrealized Appreciation	$28,762,341

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund utilized capital loss carryforward of approximately $486,000 to offset net capital gains realized in the fiscal year ended February 29, 2020.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 29, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	6	90.9%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2020:
Shares sold	2,463,469	$24,646,436
Shares issued in reinvestment of dividends and distributions	133,420	1,319,969
Shares reacquired	(2,755,318)	(26,460,498)

Net increase (decrease) in shares outstanding before conversion	(158,429)	(494,093)
Shares issued upon conversion from other share class(es)	41,813	409,469
Shares reacquired upon conversion into other share class(es)	(44,118)	(443,689)

Net increase (decrease) in shares outstanding	(160,734)	$(528,313)

Year ended February 29, 2020:
Shares sold	7,872,036	$82,420,181
Shares issued in reinvestment of dividends and distributions	262,527	2,750,387
Shares reacquired	(1,392,897)	(14,647,495)

Net increase (decrease) in shares outstanding before conversion	6,741,666	70,523,073
Shares issued upon conversion from other share class(es)	9,804	102,142
Shares reacquired upon conversion into other share class(es)	(303,618)	(3,205,315)

Net increase (decrease) in shares outstanding	6,447,852	$67,419,900

PGIM Strategic Bond Fund    111

Notes to Financial Statements  (unaudited) (continued)

Class C	Shares	Amount
Six months ended August 31, 2020:
Shares sold	1,056,974	$10,502,436
Shares issued in reinvestment of dividends and distributions	80,439	794,895
Shares reacquired	(512,494)	(4,920,601)

Net increase (decrease) in shares outstanding before conversion	624,919	6,376,730
Shares reacquired upon conversion into other share class(es)	(77,736)	(741,116)

Net increase (decrease) in shares outstanding	547,183	$5,635,614

Year ended February 29, 2020:
Shares sold	4,121,564	$43,181,027
Shares issued in reinvestment of dividends and distributions	147,691	1,543,451
Shares reacquired	(222,674)	(2,330,598)

Net increase (decrease) in shares outstanding before conversion	4,046,581	42,393,880
Shares reacquired upon conversion into other share class(es)	(72,331)	(757,394)

Net increase (decrease) in shares outstanding	3,974,250	$41,636,486

Class Z
Six months ended August 31, 2020:
Shares sold	70,153,221	$692,080,447
Shares issued in reinvestment of dividends and distributions	2,683,553	26,574,688
Shares reacquired	(60,331,963)	(579,713,407)

Net increase (decrease) in shares outstanding before conversion	12,504,811	138,941,728
Shares issued upon conversion from other share class(es)	109,495	1,060,676
Shares reacquired upon conversion into other share class(es)	(29,566)	(285,340)

Net increase (decrease) in shares outstanding	12,584,740	$139,717,064

Year ended February 29, 2020:
Shares sold	123,537,763	$1,293,860,103
Shares issued in reinvestment of dividends and distributions	4,547,655	47,609,899
Shares reacquired	(16,922,989)	(177,565,230)

Net increase (decrease) in shares outstanding before conversion	111,162,429	1,163,904,772
Shares issued upon conversion from other share class(es)	367,426	3,870,133
Shares reacquired upon conversion into other share class(es)	(908)	(9,566)

Net increase (decrease) in shares outstanding	111,528,947	$1,167,765,339

Class R6
Six months ended August 31, 2020:
Shares sold	1,445,615	$14,596,640
Shares issued in reinvestment of dividends and distributions	11,684	119,078
Shares reacquired	(71,396)	(667,619)

Net increase (decrease) in shares outstanding	1,385,903	$14,048,099

Year ended February 29, 2020:
Shares sold	170,817	$1,792,840
Shares issued in reinvestment of dividends and distributions	4,395	46,063
Shares reacquired	(46,245)	(486,114)

Net increase (decrease) in shares outstanding	128,967	$1,352,789

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Subsequent to the reporting period end, the SCA has been renewed effective October 2, 2020 and will provide a commitment of $1,200,000,000 through September 30, 2021. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2020. The average daily balance for the 3 days that the Fund had loans outstanding during the period was approximately $2,614,000, borrowed at a weighted average interest rate of 2.13%. The maximum loan outstanding amount during the period was $2,614,000. At August 31, 2020, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

PGIM Strategic Bond Fund    113

Notes to Financial Statements  (unaudited) (continued)

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.

There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline.

PGIM Strategic Bond Fund    115

Notes to Financial Statements  (unaudited) (continued)

Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,				July 9, 2015(a) through February 29, 2016
	2020		2020	2019	2018	2017
Per Share Operating Performance(b) :
Net Asset Value, Beginning of Period	$10.48		$10.10	$10.31	$10.15	$9.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.33	0.33	0.33	0.37	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		0.70	(0.02)	0.25	1.09	(0.66)
Total from investment operations	0.08		1.03	0.31	0.58	1.46	(0.45)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.45)	(0.52)	(0.38)	(0.48)	(0.23)
Tax return of capital distributions	-		-	- (c)	-	-	-
Distributions from net realized gains	-		(0.20)	-	(0.04)	(0.15)	-
Total dividends and distributions	(0.20)		(0.65)	(0.52)	(0.42)	(0.63)	(0.23)
Net asset value, end of period	$10.36		$10.48	$10.10	$10.31	$10.15	$9.32
Total Return(d) :	0.86%		10.41%	3.13%	5.84%	16.01%	(4.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74,338		$76,854	$8,958	$3,989	$410	$19
Average net assets (000)	$67,372		$39,714	$4,751	$1,491	$116	$11
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.98	%(g)	1.08%	1.15%	1.15%	1.15%	1.18	%(g)
Expenses before waivers and/or expense reimbursement	1.02	%(g)	1.12%	1.77%	2.11%	1.77%	2.75	%(g)
Net investment income (loss)	3.16	%(g)	3.16%	3.26%	3.24%	3.69%	3.37	%(g)
Portfolio turnover rate(h)	68%		239%	81%	74%	62%	38%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)	Less than $(0.005) per share.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

(f)	Does not include expenses of the underlying funds in which the Fund invests.

(g)	Annualized.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    117

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,				July 9, 2015(a) through February 29,
	2020		2020	2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.46		$10.09	$10.29	$10.14	$9.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.26	0.26	0.26	0.29	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		0.68	(0.01)	0.24	1.09	(0.67)
Total from investment operations	0.05		0.94	0.25	0.50	1.38	(0.50)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.37)	(0.45)	(0.31)	(0.40)	(0.19)
Tax return of capital distributions	-		-	- (c)	-	-	-
Distributions from net realized gains	-		(0.20)	-	(0.04)	(0.15)	-
Total dividends and distributions	(0.16)		(0.57)	(0.45)	(0.35)	(0.55)	(0.19)
Net asset value, end of period	$10.35		$10.46	$10.09	$10.29	$10.14	$9.31
Total Return(d):	0.57%		9.47%	2.46%	4.96%	15.13%	(5.04)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$54,955		$49,844	$7,971	$1,206	$413	$9
Average net assets (000)	$49,056		$24,666	$3,161	$852	$157	$13
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.73	%(g)	1.83%	1.90%	1.90%	1.90%	1.90	%(g)
Expenses before waivers and/or expense reimbursement	1.77	%(g)	1.87%	2.60%	3.05%	2.56%	3.50	%(g)
Net investment income (loss)	2.40	%(g)	2.50%	2.53%	2.55%	2.86%	2.72	%(g)
Portfolio turnover rate(h)	68%		239%	81%	74%	62%	38%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)	Less than $(0.005) per share.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

(f)	Does not include expenses of the underlying funds in which the Fund invests.

(g)	Annualized.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,				July 9, 2015(a) through February 29, 2016
	2020		2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.47		$10.10	$10.30	$10.15	$9.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.38	0.37	0.37	0.40	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		0.68	(0.01)	0.23	1.09	(0.65)
Total from investment operations	0.11		1.06	0.36	0.60	1.49	(0.43)
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.49)	(0.56)	(0.41)	(0.51)	(0.25)
Tax return of capital distributions	-		-	- (c)	-	-	-
Distributions from net realized gains	-		(0.20)	-	(0.04)	(0.15)	-
Total dividends and distributions	(0.22)		(0.69)	(0.56)	(0.45)	(0.66)	(0.25)
Net asset value, end of period	$10.36		$10.47	$10.10	$10.30	$10.15	$9.32
Total Return(d):	1.14%		10.73%	3.60%	6.02%	16.30%	(4.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,446,594		$1,330,912	$157,026	$43,647	$29,053	$23,926
Average net assets (000)	$1,242,175		$668,011	$81,750	$35,152	$26,535	$24,501
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.62	%(g)	0.68%	0.78%	0.88%	0.90%	0.90	%(g)
Expenses before waivers and/or expense reimbursement	0.76	%(g)	0.82%	1.09%	1.60%	1.67%	2.50	%(g)
Net investment income (loss)	3.50	%(g)	3.62%	3.62%	3.61%	4.03%	3.59	%(g)
Portfolio turnover rate(h)	68%		239%	81%	74%	62%	38%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    119

Financial Highlights  (unaudited) (continued)

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,		April 26, 2017(a) through February 28, 2018
	2020		2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.48		$10.11	$10.30	$10.17
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.38	0.39	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		0.68	(0.01)	0.20
Total from investment operations	0.11		1.06	0.38	0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.49)	(0.57)	(0.34)
Tax return of capital distributions	-		-	- (c)	-
Distributions from net realized gains	-		(0.20)	-	(0.04)
Total dividends and distributions	(0.22)		(0.69)	(0.57)	(0.38)
Net asset value, end of period	$10.37		$10.48	$10.11	$10.30
Total Return(d):	1.05%		10.75%	3.75%	5.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,842		$1,493	$137	$11
Average net assets (000)	$5,626		$564	$19	$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.59	%(g)	0.65%	0.72%	0.87	%(g)
Expenses before waivers and/or expense reimbursement	0.89	%(g)	3.24%	62.77%	115.14	%(g)
Net investment income (loss)	3.33	%(g)	3.62%	3.80%	3.54	%(g)
Portfolio turnover rate(h)	68%		239%	81%	74%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    121

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

122

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Strategic Bond Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout

[1]	PGIM Strategic Bond Fund is a series of Prudential Investment Portfolios 3.

PGIM Strategic Bond Fund

Approval of Advisory Agreements (continued)

the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed

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Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIM Fixed Income and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2019 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared

PGIM Strategic Bond Fund

Approval of Advisory Agreements (continued)

with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2019. The Board considered that the Fund commenced operations on July 9, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by

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Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board considered that the Fund commenced investment operations on July 9, 2015 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to an expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 0.59% for Class R6 shares and 0.62% for Class Z shares through June 30, 2021.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class A shares and 1.90% for Class C shares through June 30, 2021.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

PGIM Strategic Bond Fund

Approval of Advisory Agreements (continued)

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Strategic Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM STRATEGIC BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PUCAX	PUCCX	PUCZX	PUCQX
CUSIP	74440K678	74440K660	74440K652	74440K520

MF231E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 15, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	October 15, 2020